2025 Annual Report
RiverSource of New York Variable Annuity
Account 2
This wrapper contains financial statements provided for owners of:
• RiverSource® Endeavor Select Variable Annuity
• RiverSource® FlexChoice Select Variable Annuity
• RiverSource® Innovations Select Variable Annuity
• RiverSource® Innovations Variable Annuity
• RiverSource® Personal Portfolio Plus2 Variable Annuity
• RiverSource® Personal Portfolio Variable Annuity
This Annual Report contains financial information for all the subaccounts of RiverSource of New York Variable Annuity Account 2. Not all subaccounts of RiverSource of New York Variable Annuity Account 2 apply to your specific contract.

Issued by:  RiverSource Life Insurance Co. of New York
ANN9121_12_E01_(05/26)

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Annual Financial Information
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND
THE CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account 2, as indicated in Note 1, as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account 2 as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account 2 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account 2 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the investee mutual funds and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 24, 2026
We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account 2 since 2010.
RiverSource of New York Variable Annuity Account 2 ■ 3

Statement of Assets and Liabilities

December 31, 2025	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value	$108,144	$352,169	$11,453	$176,206	$15,502
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	137	640	14	219	16
Total assets	108,281	352,809	11,467	176,425	15,518

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	122	407	13	196	14
Administrative charge	15	48	1	23	2
Contract terminations	—	185	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	137	640	14	219	16
Net assets applicable to contracts in accumulation period	106,205	350,561	6,790	170,910	12,135
Net assets applicable to seed money	1,939	1,608	4,663	5,296	3,367
Total net assets	$108,144	$352,169	$11,453	$176,206	$15,502
Investment shares	11,001	16,915	141	5,712	512
Investments, at cost	$110,582	$243,314	$6,867	$153,555	$11,934

December 31, 2025 (continued)	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon VIF Appr, Serv	CB Var Sm Cap Gro, Cl I	Col VP Acorn
Assets
Investments, at fair value	$2,496	$112,245	$6,356	$4,707	$181,019
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	42
Receivable for share redemptions	3	155	7	6	233
Total assets	2,499	112,400	6,363	4,713	181,294

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3	127	6	6	209
Administrative charge	—	15	1	—	24
Contract terminations	—	13	—	—	—
Payable for investments purchased	—	—	—	—	42
Total liabilities	3	155	7	6	275
Net assets applicable to contracts in accumulation period	—	110,134	—	—	177,295
Net assets applicable to seed money	2,496	2,111	6,356	4,707	3,724
Total net assets	$2,496	$112,245	$6,356	$4,707	$181,019
Investment shares	124	6,418	194	167	11,385
Investments, at cost	$2,171	$101,192	$6,756	$3,745	$203,743
See accompanying notes to financial statements.
 4 ■ RiverSource of New York Variable Annuity Account 2

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Acorn Intl	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value	$316,125	$243,095	$207,404	$746,450	$455,402
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	296	—	—	—	—
Receivable for share redemptions	401	308	248	1,041	605
Total assets	316,822	243,403	207,652	747,491	456,007

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	359	275	220	868	487
Administrative charge	42	33	28	101	62
Contract terminations	—	—	—	72	56
Payable for investments purchased	296	—	—	—	—
Total liabilities	697	308	248	1,041	605
Net assets applicable to contracts in accumulation period	314,197	243,095	202,178	744,912	454,269
Net assets applicable to seed money	1,928	—	5,226	1,538	1,133
Total net assets	$316,125	$243,095	$207,404	$746,450	$455,402
Investment shares	15,466	4,419	1,634	14,517	34,241
Investments, at cost	$358,069	$71,290	$45,252	$285,195	$464,717

December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value	$61,844	$35,269	$51,635	$193,200	$7,954
Dividends receivable	6	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	82	52	69	231	10
Total assets	61,932	35,321	51,704	193,431	7,964

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	73	47	62	205	10
Administrative charge	9	5	7	26	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	82	52	69	231	10
Net assets applicable to contracts in accumulation period	31,677	21,747	42,419	186,941	2
Net assets applicable to seed money	30,173	13,522	9,216	6,259	7,952
Total net assets	$61,850	$35,269	$51,635	$193,200	$7,954
Investment shares	61,844	5,625	7,560	22,413	143
Investments, at cost	$61,840	$36,481	$57,694	$224,611	$899
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 5

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3
Assets
Investments, at fair value	$1,861,215	$9,828	$2,972	$29,137	$4,087
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	2,134	13	3	36	6
Total assets	1,863,349	9,841	2,975	29,173	4,093

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,881	12	3	32	6
Administrative charge	253	1	—	4	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	2,134	13	3	36	6
Net assets applicable to contracts in accumulation period	1,857,822	7,214	—	26,428	(1)
Net assets applicable to seed money	3,393	2,614	2,972	2,709	4,088
Total net assets	$1,861,215	$9,828	$2,972	$29,137	$4,087
Investment shares	32,002	552	54	460	88
Investments, at cost	$273,150	$6,656	$606	$6,442	$1,064

December 31, 2025 (continued)	Col VP Sm Cap Val, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Lg Cap Gro, Cl 1
Assets
Investments, at fair value	$11,249	$388,771	$2,059	$34,910	$90,939
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	13	488	2	43	125
Total assets	11,262	389,259	2,061	34,953	91,064

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	12	435	2	38	113
Administrative charge	1	53	—	5	12
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	13	488	2	43	125
Net assets applicable to contracts in accumulation period	7,634	382,051	—	29,149	89,250
Net assets applicable to seed money	3,615	6,720	2,059	5,761	1,689
Total net assets	$11,249	$388,771	$2,059	$34,910	$90,939
Investment shares	904	41,535	103	8,025	1,116
Investments, at cost	$11,567	$419,196	$3,201	$47,010	$46,663
See accompanying notes to financial statements.
 6 ■ RiverSource of New York Variable Annuity Account 2

Statement of Assets and Liabilities

December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value	$3,557	$53,810	$6,802,065	$1,104,153	$237,274
Dividends receivable	—	287	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	84
Receivable for share redemptions	4	72	8,486	1,603	309
Total assets	3,561	54,169	6,810,551	1,105,756	237,667

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4	65	7,484	1,453	277
Administrative charge	—	7	923	150	32
Contract terminations	—	—	79	—	—
Payable for investments purchased	—	287	—	—	84
Total liabilities	4	359	8,486	1,603	393
Net assets applicable to contracts in accumulation period	—	5,955	6,796,866	1,095,554	236,370
Net assets applicable to seed money	3,557	47,855	5,199	8,599	904
Total net assets	$3,557	$53,810	$6,802,065	$1,104,153	$237,274
Investment shares	70	6,429	119,628	11,888	21,629
Investments, at cost	$856	$58,114	$4,623,936	$824,184	$259,575

December 31, 2025 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value	$954,843	$148,972	$1,990	$3,054	$763,509
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,310	170	2	4	891
Total assets	956,153	149,142	1,992	3,058	764,400

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,112	150	2	4	787
Administrative charge	130	20	—	—	104
Contract terminations	68	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,310	170	2	4	891
Net assets applicable to contracts in accumulation period	951,873	146,715	1,247	(1)	762,387
Net assets applicable to seed money	2,970	2,257	743	3,055	1,122
Total net assets	$954,843	$148,972	$1,990	$3,054	$763,509
Investment shares	27,149	5,493	152	201	47,423
Investments, at cost	$882,503	$111,119	$2,335	$2,942	$772,956
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 7

Statement of Assets and Liabilities

December 31, 2025 (continued)	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value	$3,931	$37,375	$1,674,070	$564,691	$5,951
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	58	—
Receivable for share redemptions	4	45	1,999	745	7
Total assets	3,935	37,420	1,676,069	565,494	5,958

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4	40	1,772	669	7
Administrative charge	—	5	227	76	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	58	—
Total liabilities	4	45	1,999	803	7
Net assets applicable to contracts in accumulation period	—	36,469	1,671,793	562,307	3
Net assets applicable to seed money	3,931	906	2,277	2,384	5,948
Total net assets	$3,931	$37,375	$1,674,070	$564,691	$5,951
Investment shares	140	2,695	116,986	34,665	273
Investments, at cost	$3,248	$38,629	$1,811,074	$546,535	$4,801

December 31, 2025 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II
Assets
Investments, at fair value	$12,654	$79,472	$826,290	$301,895	$5,038
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	16	88	1,444	383	5
Total assets	12,670	79,560	827,734	302,278	5,043

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	15	77	952	342	5
Administrative charge	1	11	112	41	—
Contract terminations	—	—	380	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	16	88	1,444	383	5
Net assets applicable to contracts in accumulation period	2	78,443	823,219	301,895	2,375
Net assets applicable to seed money	12,652	1,029	3,071	—	2,663
Total net assets	$12,654	$79,472	$826,290	$301,895	$5,038
Investment shares	176	4,475	38,811	8,379	141
Investments, at cost	$8,732	$72,541	$649,606	$242,723	$3,953
See accompanying notes to financial statements.
 8 ■ RiverSource of New York Variable Annuity Account 2

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Dis Lg Cap, Ser I	Invesco VI Dis Lg Cap, Ser II	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I	Invesco VI EQV Intl Eq, Ser II
Assets
Investments, at fair value	$228,599	$4,332,452	$163,549	$11,529	$11,095
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	267	—	—	—
Receivable for share redemptions	290	5,199	176	15	13
Total assets	228,889	4,337,918	163,725	11,544	11,108

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	259	4,611	154	13	12
Administrative charge	31	588	22	2	1
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	267	—	—	—
Total liabilities	290	5,466	176	15	13
Net assets applicable to contracts in accumulation period	228,599	4,325,810	155,800	11,529	7,453
Net assets applicable to seed money	—	6,642	7,749	—	3,642
Total net assets	$228,599	$4,332,452	$163,549	$11,529	$11,095
Investment shares	3,614	73,122	2,579	319	314
Investments, at cost	$170,599	$3,253,180	$170,627	$9,078	$9,796

December 31, 2025 (continued)	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Mn St Mid Cap, Ser II
Assets
Investments, at fair value	$1,127	$749,652	$249,134	$4,171	$16,036
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1	910	292	5	17
Total assets	1,128	750,562	249,426	4,176	16,053

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1	775	259	5	15
Administrative charge	—	102	33	—	2
Contract terminations	—	33	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1	910	292	5	17
Net assets applicable to contracts in accumulation period	1,127	748,876	243,155	—	14,408
Net assets applicable to seed money	—	776	5,979	4,171	1,628
Total net assets	$1,127	$749,652	$249,134	$4,171	$16,036
Investment shares	247	158,825	6,863	153	1,527
Investments, at cost	$1,293	$788,077	$234,634	$3,527	$16,038
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 9

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Mn St Sm Cap, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Gbl Res, Inst	Janus Henderson VIT Res, Serv	LVIP AC Disc Core Val, Std Cl II
Assets
Investments, at fair value	$1,023,950	$451,107	$157,649	$17,475	$67,354
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,316	573	200	22	85
Total assets	1,025,266	451,680	157,849	17,497	67,439

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,177	512	179	20	76
Administrative charge	139	61	21	2	9
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,316	573	200	22	85
Net assets applicable to contracts in accumulation period	1,020,491	451,107	157,649	7,414	67,354
Net assets applicable to seed money	3,459	—	—	10,061	—
Total net assets	$1,023,950	$451,107	$157,649	$17,475	$67,354
Investment shares	36,952	8,076	1,979	285	6,958
Investments, at cost	$779,314	$246,079	$90,484	$9,691	$54,648

December 31, 2025 (continued)	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl
Assets
Investments, at fair value	$276,418	$1,395	$4,587	$462,685	$164,310
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	132	—	—	78	—
Receivable for share redemptions	348	1	6	591	222
Total assets	276,898	1,396	4,593	463,354	164,532

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	311	1	6	527	200
Administrative charge	37	—	—	63	22
Contract terminations	—	—	—	—	—
Payable for investments purchased	132	—	—	79	—
Total liabilities	480	1	6	669	222
Net assets applicable to contracts in accumulation period	264,844	—	161	456,976	159,936
Net assets applicable to seed money	11,574	1,395	4,426	5,709	4,374
Total net assets	$276,418	$1,395	$4,587	$462,685	$164,310
Investment shares	30,591	114	236	15,442	12,701
Investments, at cost	$307,758	$1,014	$4,094	$296,781	$121,337
See accompanying notes to financial statements.
 10 ■ RiverSource of New York Variable Annuity Account 2

Statement of Assets and Liabilities

December 31, 2025 (continued)	LVIP AC Val, Std Cl II	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value	$79,209	$2,974	$123,184	$2,370,224	$5,554
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	100	4	136	2,842	6
Total assets	79,309	2,978	123,320	2,373,066	5,560

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	89	4	120	2,520	6
Administrative charge	11	—	16	322	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	100	4	136	2,842	6
Net assets applicable to contracts in accumulation period	79,209	(1)	119,638	2,367,512	—
Net assets applicable to seed money	—	2,975	3,546	2,712	5,554
Total net assets	$79,209	$2,974	$123,184	$2,370,224	$5,554
Investment shares	6,131	136	10,180	104,692	151
Investments, at cost	$54,440	$2,697	$142,963	$2,305,250	$4,327

December 31, 2025 (continued)	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Hlth Care, Cl IB
Assets
Investments, at fair value	$6,929	$6,503	$108	$6,093	$2,975
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	9	7	—	8	3
Total assets	6,938	6,510	108	6,101	2,978

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9	6	—	7	3
Administrative charge	—	1	—	1	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	9	7	—	8	3
Net assets applicable to contracts in accumulation period	1	4,549	—	6,093	—
Net assets applicable to seed money	6,928	1,954	108	—	2,975
Total net assets	$6,929	$6,503	$108	$6,093	$2,975
Investment shares	1,078	666	23	1,294	177
Investments, at cost	$9,610	$6,853	$122	$8,715	$2,515
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 11

Statement of Assets and Liabilities

December 31, 2025 (continued)	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Lg Cap Gro, Cl IB	Put VT Lg Cap Val, Cl IA
Assets
Investments, at fair value	$130	$52,180	$7,244	$175,763	$24,253
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	66	9	223	31
Total assets	130	52,246	7,253	175,986	24,284

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	59	8	199	28
Administrative charge	—	7	1	24	3
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	66	9	223	31
Net assets applicable to contracts in accumulation period	—	52,180	5,076	175,763	24,253
Net assets applicable to seed money	130	—	2,168	—	—
Total net assets	$130	$52,180	$7,244	$175,763	$24,253
Investment shares	22	9,091	366	9,998	668
Investments, at cost	$131	$60,351	$5,117	$99,595	$16,652

December 31, 2025 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Assets
Investments, at fair value	$175,327	$3,260	$36,661	$198	$16,866
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	225	3	49	—	21
Total assets	175,552	3,263	36,710	198	16,887

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	201	3	44	—	19
Administrative charge	24	—	5	—	2
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	225	3	49	—	21
Net assets applicable to contracts in accumulation period	173,576	—	34,966	—	11,207
Net assets applicable to seed money	1,751	3,260	1,695	198	5,659
Total net assets	$175,327	$3,260	$36,661	$198	$16,866
Investment shares	4,913	69	3,391	4	364
Investments, at cost	$120,634	$1,244	$40,272	$200	$11,332
See accompanying notes to financial statements.
 12 ■ RiverSource of New York Variable Annuity Account 2

Statement of Assets and Liabilities

December 31, 2025 (continued)	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value	$62,334	$129,257	$2,937	$1,098	$2,084,222
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	51	—	—	—
Receivable for share redemptions	68	162	4	1	2,410
Total assets	62,402	129,470	2,941	1,099	2,086,632

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	60	145	4	1	2,127
Administrative charge	8	17	—	—	283
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	51	—	—	—
Total liabilities	68	213	4	1	2,410
Net assets applicable to contracts in accumulation period	61,968	128,545	(1)	—	2,083,779
Net assets applicable to seed money	366	712	2,938	1,098	443
Total net assets	$62,334	$129,257	$2,937	$1,098	$2,084,222
Investment shares	3,843	9,814	208	29	55,594
Investments, at cost	$51,895	$139,891	$2,418	$411	$626,009

December 31, 2025 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2	VP Man Vol Conserv Gro, Cl 2
Assets
Investments, at fair value	$106,429	$426,676	$303	$275	$589,116
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	149	607	—	—	727
Total assets	106,578	427,283	303	275	589,843

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	135	549	—	—	647
Administrative charge	14	58	—	—	80
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	149	607	—	—	727
Net assets applicable to contracts in accumulation period	106,021	426,275	—	1	588,787
Net assets applicable to seed money	408	401	303	274	329
Total net assets	$106,429	$426,676	$303	$275	$589,116
Investment shares	6,013	24,106	18	18	35,213
Investments, at cost	$85,303	$288,032	$176	$178	$388,358
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 13

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value	$456	$595,391	$1,817,001	$1,237,581	$4,556,258
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	755	2,102	1,791	5,678
Total assets	456	596,146	1,819,103	1,239,372	4,561,936

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	674	1,855	1,623	5,060
Administrative charge	—	81	247	168	618
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	755	2,102	1,791	5,678
Net assets applicable to contracts in accumulation period	3	594,953	1,816,608	1,236,802	4,555,731
Net assets applicable to seed money	453	438	393	779	527
Total net assets	$456	$595,391	$1,817,001	$1,237,581	$4,556,258
Investment shares	31	26,941	85,992	39,251	144,322
Investments, at cost	$333	$306,424	$1,016,871	$503,922	$1,574,058

December 31, 2025 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Ptnrs Core Eq, Cl 3
Assets
Investments, at fair value	$1,128,235	$1,427,559	$1,888,121	$6,875,065	$11,417
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,263	1,574	2,180	8,734	13
Total assets	1,129,498	1,429,133	1,890,301	6,883,799	11,430

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,110	1,380	1,922	7,787	12
Administrative charge	153	194	258	947	1
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,263	1,574	2,180	8,734	13
Net assets applicable to contracts in accumulation period	1,127,661	1,427,049	1,887,622	6,874,729	8,915
Net assets applicable to seed money	574	510	499	336	2,502
Total net assets	$1,128,235	$1,427,559	$1,888,121	$6,875,065	$11,417
Investment shares	52,257	65,999	71,142	258,753	223
Investments, at cost	$745,743	$946,160	$850,468	$2,988,746	$3,015
See accompanying notes to financial statements.
 14 ■ RiverSource of New York Variable Annuity Account 2

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Assets
Investments, at fair value	$367,197	$273	$325	$293
Dividends receivable	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—
Receivable for share redemptions	591	—	—	—
Total assets	367,788	273	325	293

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	419	—	—	—
Administrative charge	50	—	—	—
Contract terminations	122	—	—	—
Payable for investments purchased	—	—	—	—
Total liabilities	591	—	—	—
Net assets applicable to contracts in accumulation period	365,707	—	1	—
Net assets applicable to seed money	1,490	273	324	293
Total net assets	$367,197	$273	$325	$293
Investment shares	8,880	17	15	16
Investments, at cost	$205,039	$174	$159	$163
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 15

Statement of Operations

Year ended December 31, 2025	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$1,995	$7,364	$—	$1,548	$—
Variable account expenses	1,421	4,762	148	2,374	173
Investment income (loss) — net	574	2,602	(148)	(826)	(173)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,437	69,161	650	10,292	1,123
Cost of investments sold	6,588	55,327	382	9,435	797
Net realized gain (loss) on sales of investments	(151)	13,834	268	857	326
Distributions from capital gains	5,530	—	1,045	14,453	2,010
Net change in unrealized appreciation (depreciation) of investments	9,445	91,941	(35)	(67)	(1,506)
Net gain (loss) on investments	14,824	105,775	1,278	15,243	830
Net increase (decrease) in net assets resulting from operations	$15,398	$108,377	$1,130	$14,417	$657

Year ended December 31, 2025 (continued)	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon VIF Appr, Serv	CB Var Sm Cap Gro, Cl I	Col VP Acorn
Investment income
Dividend income	$10	$—	$10	$—	$—
Variable account expenses	32	1,537	77	62	2,476
Investment income (loss) — net	(22)	(1,537)	(67)	(62)	(2,476)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	33	26,084	69	68	16,642
Cost of investments sold	30	24,059	74	53	19,102
Net realized gain (loss) on sales of investments	3	2,025	(5)	15	(2,460)
Distributions from capital gains	208	54,202	917	320	—
Net change in unrealized appreciation (depreciation) of investments	4	(27,445)	(352)	67	13,542
Net gain (loss) on investments	215	28,782	560	402	11,082
Net increase (decrease) in net assets resulting from operations	$193	$27,245	$493	$340	$8,606
See accompanying notes to financial statements.
 16 ■ RiverSource of New York Variable Annuity Account 2

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Acorn Intl	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$3,824	$—	$—	$—	$712
Variable account expenses	4,314	3,235	2,969	9,916	5,603
Investment income (loss) — net	(490)	(3,235)	(2,969)	(9,916)	(4,891)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	34,994	6,426	49,205	30,660	41,695
Cost of investments sold	40,436	1,953	11,375	12,642	46,417
Net realized gain (loss) on sales of investments	(5,442)	4,473	37,830	18,018	(4,722)
Distributions from capital gains	1,442	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	35,609	25,752	(6,292)	83,319	117,702
Net gain (loss) on investments	31,609	30,225	31,538	101,337	112,980
Net increase (decrease) in net assets resulting from operations	$31,119	$26,990	$28,569	$91,421	$108,089

Year ended December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$3,443	$2,580	$1,145	$10,186	$—
Variable account expenses	1,310	669	870	2,945	96
Investment income (loss) — net	2,133	1,911	275	7,241	(96)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	409,876	12,002	17,181	242,455	105
Cost of investments sold	409,866	12,488	19,031	278,417	13
Net realized gain (loss) on sales of investments	10	(486)	(1,850)	(35,962)	92
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(10)	1,373	5,579	48,720	1,009
Net gain (loss) on investments	—	887	3,729	12,758	1,101
Net increase (decrease) in net assets resulting from operations	$2,133	$2,798	$4,004	$19,999	$1,005
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 17

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3
Investment income
Dividend income	$—	$211	$—	$—	$—
Variable account expenses	22,267	153	34	465	57
Investment income (loss) — net	(22,267)	58	(34)	(465)	(57)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	88,360	3,690	35	10,818	62
Cost of investments sold	13,720	2,662	8	2,413	17
Net realized gain (loss) on sales of investments	74,640	1,028	27	8,405	45
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	210,824	2,335	629	(3,173)	460
Net gain (loss) on investments	285,464	3,363	656	5,232	505
Net increase (decrease) in net assets resulting from operations	$263,197	$3,421	$622	$4,767	$448

Year ended December 31, 2025 (continued)	Col VP Sm Cap Val, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Lg Cap Gro, Cl 1
Investment income
Dividend income	$103	$8,028	$80	$1,187	$—
Variable account expenses	138	5,265	23	453	1,413
Investment income (loss) — net	(35)	2,763	57	734	(1,413)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,517	10,271	32	2,182	11,293
Cost of investments sold	1,507	11,363	50	2,937	5,685
Net realized gain (loss) on sales of investments	10	(1,092)	(18)	(755)	5,608
Distributions from capital gains	1,770	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(172)	25,770	216	833	6,903
Net gain (loss) on investments	1,608	24,678	198	78	12,511
Net increase (decrease) in net assets resulting from operations	$1,573	$27,441	$255	$812	$11,098
See accompanying notes to financial statements.
 18 ■ RiverSource of New York Variable Annuity Account 2

Statement of Operations

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Investment income
Dividend income	$—	$3,544	$—	$526	$8,057
Variable account expenses	45	782	92,905	16,487	3,423
Investment income (loss) — net	(45)	2,762	(92,905)	(15,961)	4,634

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	53	285	1,895,662	17,198	35,422
Cost of investments sold	13	300	1,361,801	11,844	38,618
Net realized gain (loss) on sales of investments	40	(15)	533,861	5,354	(3,196)
Distributions from capital gains	—	—	1,117,806	141,116	—
Net change in unrealized appreciation (depreciation) of investments	34	(1,473)	(595,684)	(5,237)	11,208
Net gain (loss) on investments	74	(1,488)	1,055,983	141,233	8,012
Net increase (decrease) in net assets resulting from operations	$29	$1,274	$963,078	$125,272	$12,646

Year ended December 31, 2025 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$2,234	$2,025	$27	$146	$15,162
Variable account expenses	12,826	1,968	22	47	9,814
Investment income (loss) — net	(10,592)	57	5	99	5,348

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	39,958	24,015	28	50	104,583
Cost of investments sold	36,739	16,437	33	49	106,852
Net realized gain (loss) on sales of investments	3,219	7,578	(5)	1	(2,269)
Distributions from capital gains	106,373	13,204	—	31	74,702
Net change in unrealized appreciation (depreciation) of investments	(11,045)	5,091	126	166	(9,776)
Net gain (loss) on investments	98,547	25,873	121	198	62,657
Net increase (decrease) in net assets resulting from operations	$87,955	$25,930	$126	$297	$68,005
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 19

Statement of Operations

Year ended December 31, 2025 (continued)	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$30	$378	$—	$6,504	$39
Variable account expenses	43	587	21,033	7,873	74
Investment income (loss) — net	(13)	(209)	(21,033)	(1,369)	(35)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	50	31,196	71,746	21,444	79
Cost of investments sold	42	37,969	80,865	18,950	60
Net realized gain (loss) on sales of investments	8	(6,773)	(9,119)	2,494	19
Distributions from capital gains	364	2,948	88,840	58,966	741
Net change in unrealized appreciation (depreciation) of investments	16	442	(41,806)	(18,311)	14
Net gain (loss) on investments	388	(3,383)	37,915	43,149	774
Net increase (decrease) in net assets resulting from operations	$375	$(3,592)	$16,882	$41,780	$739

Year ended December 31, 2025 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II
Investment income
Dividend income	$—	$184	$11,448	$1,894	$20
Variable account expenses	170	1,018	10,956	4,166	52
Investment income (loss) — net	(170)	(834)	492	(2,272)	(32)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	180	23,227	54,790	32,423	238
Cost of investments sold	118	21,642	42,265	25,348	184
Net realized gain (loss) on sales of investments	62	1,585	12,525	7,075	54
Distributions from capital gains	1,272	13,237	84,838	21,800	359
Net change in unrealized appreciation (depreciation) of investments	(32)	1,460	14,554	14,397	268
Net gain (loss) on investments	1,302	16,282	111,917	43,272	681
Net increase (decrease) in net assets resulting from operations	$1,132	$15,448	$112,409	$41,000	$649
See accompanying notes to financial statements.
 20 ■ RiverSource of New York Variable Annuity Account 2

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Dis Lg Cap, Ser I	Invesco VI Dis Lg Cap, Ser II	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I	Invesco VI EQV Intl Eq, Ser II
Investment income
Dividend income	$—	$—	$—	$182	$126
Variable account expenses	3,110	54,919	1,901	185	142
Investment income (loss) — net	(3,110)	(54,919)	(1,901)	(3)	(16)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,182	209,536	3,078	3,446	183
Cost of investments sold	11,801	157,216	3,097	2,629	161
Net realized gain (loss) on sales of investments	5,381	52,320	(19)	817	22
Distributions from capital gains	26,632	530,519	15,964	807	688
Net change in unrealized appreciation (depreciation) of investments	(4,575)	(97,353)	(8,743)	199	720
Net gain (loss) on investments	27,438	485,486	7,202	1,823	1,430
Net increase (decrease) in net assets resulting from operations	$24,328	$430,567	$5,301	$1,820	$1,414

Year ended December 31, 2025 (continued)	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Mn St Mid Cap, Ser II
Investment income
Dividend income	$81	$39,643	$—	$—	$20
Variable account expenses	22	9,489	3,300	57	230
Investment income (loss) — net	59	30,154	(3,300)	(57)	(210)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	622	75,584	78,015	61	5,425
Cost of investments sold	716	80,929	75,784	53	5,402
Net realized gain (loss) on sales of investments	(94)	(5,345)	2,231	8	23
Distributions from capital gains	—	—	45,634	176	1,961
Net change in unrealized appreciation (depreciation) of investments	199	53,086	(25,172)	366	(281)
Net gain (loss) on investments	105	47,741	22,693	550	1,703
Net increase (decrease) in net assets resulting from operations	$164	$77,895	$19,393	$493	$1,493
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 21

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Mn St Sm Cap, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Gbl Res, Inst	Janus Henderson VIT Res, Serv	LVIP AC Disc Core Val, Std Cl II
Investment income
Dividend income	$2,299	$9,039	$869	$—	$1,066
Variable account expenses	14,623	6,293	2,126	224	925
Investment income (loss) — net	(12,324)	2,746	(1,257)	(224)	141

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	193,384	46,627	12,098	2,114	6,136
Cost of investments sold	163,952	25,982	7,006	1,264	5,105
Net realized gain (loss) on sales of investments	29,432	20,645	5,092	850	1,031
Distributions from capital gains	102,231	15,000	13,132	1,388	—
Net change in unrealized appreciation (depreciation) of investments	(80,920)	18,836	9,682	802	7,167
Net gain (loss) on investments	50,743	54,481	27,906	3,040	8,198
Net increase (decrease) in net assets resulting from operations	$38,419	$57,227	$26,649	$2,816	$8,339

Year ended December 31, 2025 (continued)	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl
Investment income
Dividend income	$19,970	$15	$74	$—	$2,307
Variable account expenses	3,898	8	65	6,338	2,304
Investment income (loss) — net	16,072	7	9	(6,338)	3

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	44,845	19	168	60,589	2,310
Cost of investments sold	47,449	14	135	37,316	1,679
Net realized gain (loss) on sales of investments	(2,604)	5	33	23,273	631
Distributions from capital gains	—	—	368	40,153	11,960
Net change in unrealized appreciation (depreciation) of investments	(172)	173	(95)	(4,141)	7,751
Net gain (loss) on investments	(2,776)	178	306	59,285	20,342
Net increase (decrease) in net assets resulting from operations	$13,296	$185	$315	$52,947	$20,345
See accompanying notes to financial statements.
 22 ■ RiverSource of New York Variable Annuity Account 2

Statement of Operations

Year ended December 31, 2025 (continued)	LVIP AC Val, Std Cl II	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$1,223	$—	$—	$56,203	$145
Variable account expenses	1,087	260	1,419	29,724	68
Investment income (loss) — net	136	(260)	(1,419)	26,479	77

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,672	58,655	5,177	128,834	79
Cost of investments sold	3,894	56,418	6,143	124,859	63
Net realized gain (loss) on sales of investments	1,778	2,237	(966)	3,975	16
Distributions from capital gains	6,076	416	—	165,353	72
Net change in unrealized appreciation (depreciation) of investments	2,423	(10,968)	15,195	3,490	488
Net gain (loss) on investments	10,277	(8,315)	14,229	172,818	576
Net increase (decrease) in net assets resulting from operations	$10,413	$(8,575)	$12,810	$199,297	$653

Year ended December 31, 2025 (continued)	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Hlth Care, Cl IB
Investment income
Dividend income	$28	$277	$7	$633	$—
Variable account expenses	99	76	1	135	34
Investment income (loss) — net	(71)	201	6	498	(34)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	107	336	1	4,871	36
Cost of investments sold	147	375	2	7,029	33
Net realized gain (loss) on sales of investments	(40)	(39)	(1)	(2,158)	3
Distributions from capital gains	—	—	—	—	187
Net change in unrealized appreciation (depreciation) of investments	791	573	2	2,351	201
Net gain (loss) on investments	751	534	1	193	391
Net increase (decrease) in net assets resulting from operations	$680	$735	$7	$691	$357
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 23

Statement of Operations

Year ended December 31, 2025 (continued)	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Lg Cap Gro, Cl IB	Put VT Lg Cap Val, Cl IA
Investment income
Dividend income	$8	$3,315	$1	$—	$343
Variable account expenses	1	746	88	2,585	309
Investment income (loss) — net	7	2,569	(87)	(2,585)	34

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1	4,298	92	39,939	348
Cost of investments sold	1	5,058	71	23,390	264
Net realized gain (loss) on sales of investments	—	(760)	21	16,549	84
Distributions from capital gains	—	—	381	17,715	1,435
Net change in unrealized appreciation (depreciation) of investments	2	1,877	1,598	(8,815)	2,316
Net gain (loss) on investments	2	1,117	2,000	25,449	3,835
Net increase (decrease) in net assets resulting from operations	$9	$3,686	$1,913	$22,864	$3,869

Year ended December 31, 2025 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Investment income
Dividend income	$2,305	$16	$234	$18	$102
Variable account expenses	2,326	33	514	18	211
Investment income (loss) — net	(21)	(17)	(280)	—	(109)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,767	40	999	2,755	215
Cost of investments sold	8,105	16	1,083	1,960	152
Net realized gain (loss) on sales of investments	2,662	24	(84)	795	63
Distributions from capital gains	11,025	176	3,204	229	1,791
Net change in unrealized appreciation (depreciation) of investments	14,962	281	(1,476)	(1,001)	(322)
Net gain (loss) on investments	28,649	481	1,644	23	1,532
Net increase (decrease) in net assets resulting from operations	$28,628	$464	$1,364	$23	$1,423
See accompanying notes to financial statements.
 24 ■ RiverSource of New York Variable Annuity Account 2

Statement of Operations

Year ended December 31, 2025 (continued)	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$1,309	$—	$23	$—	$—
Variable account expenses	696	1,787	39	8	25,125
Investment income (loss) — net	613	(1,787)	(16)	(8)	(25,125)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,726	22,485	45	20	251,693
Cost of investments sold	4,185	25,626	39	7	120,129
Net realized gain (loss) on sales of investments	541	(3,141)	6	13	131,564
Distributions from capital gains	3,654	—	199	—	—
Net change in unrealized appreciation (depreciation) of investments	8,986	21,601	342	154	188,059
Net gain (loss) on investments	13,181	18,460	547	167	319,623
Net increase (decrease) in net assets resulting from operations	$13,794	$16,673	$531	$159	$294,498

Year ended December 31, 2025 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2	VP Man Vol Conserv Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	1,699	6,609	—	—	7,756
Investment income (loss) — net	(1,699)	(6,609)	—	—	(7,756)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,416	74,224	2	—	18,184
Cost of investments sold	10,114	51,126	1	—	12,486
Net realized gain (loss) on sales of investments	2,302	23,098	1	—	5,698
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	8,529	17,983	26	29	53,693
Net gain (loss) on investments	10,831	41,081	27	29	59,391
Net increase (decrease) in net assets resulting from operations	$9,132	$34,472	$27	$29	$51,635
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 25

Statement of Operations

Year ended December 31, 2025 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	7,983	22,836	42,039	64,048
Investment income (loss) — net	—	(7,983)	(22,836)	(42,039)	(64,048)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5	33,882	174,523	2,130,417	569,829
Cost of investments sold	4	19,217	105,051	904,526	220,606
Net realized gain (loss) on sales of investments	1	14,665	69,472	1,225,891	349,223
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37	63,844	146,134	(820,446)	321,929
Net gain (loss) on investments	38	78,509	215,606	405,445	671,152
Net increase (decrease) in net assets resulting from operations	$38	$70,526	$192,770	$363,406	$607,104

Year ended December 31, 2025 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Ptnrs Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	14,104	18,329	25,168	94,386	142
Investment income (loss) — net	(14,104)	(18,329)	(25,168)	(94,386)	(142)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	317,639	442,305	240,437	601,242	1,230
Cost of investments sold	192,617	270,200	104,685	283,768	357
Net realized gain (loss) on sales of investments	125,022	172,105	135,752	317,474	873
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,344	(2,124)	118,154	564,756	647
Net gain (loss) on investments	128,366	169,981	253,906	882,230	1,520
Net increase (decrease) in net assets resulting from operations	$114,262	$151,652	$228,738	$787,844	$1,378
See accompanying notes to financial statements.
 26 ■ RiverSource of New York Variable Annuity Account 2

Statement of Operations

Year ended December 31, 2025 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—
Variable account expenses	4,844	—	1	—
Investment income (loss) — net	(4,844)	—	(1)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	28,396	3	6	5
Cost of investments sold	16,373	2	3	3
Net realized gain (loss) on sales of investments	12,023	1	3	2
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,945	22	30	25
Net gain (loss) on investments	28,968	23	33	27
Net increase (decrease) in net assets resulting from operations	$24,124	$23	$32	$27
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 27

Statement of Changes in Net Assets

Year ended December 31, 2025	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$574	$2,602	$(148)	$(826)	$(173)
Net realized gain (loss) on sales of investments	(151)	13,834	268	857	326
Distributions from capital gains	5,530	—	1,045	14,453	2,010
Net change in unrealized appreciation (depreciation) of investments	9,445	91,941	(35)	(67)	(1,506)
Net increase (decrease) in net assets resulting from operations	15,398	108,377	1,130	14,417	657

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	1,133	(48,518)	(4)	3,089	—
Contract charges	(5)	(762)	(22)	(515)	—
Contract terminations:
Surrender benefits	(5,006)	(9,118)	(476)	(7,173)	(946)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(3,878)	(58,398)	(502)	(4,599)	(946)
Increase (decrease) in net assets	11,520	49,979	628	9,818	(289)
Net assets at beginning of year	96,624	302,190	10,825	166,388	15,791
Net assets at end of year	$108,144	$352,169	$11,453	$176,206	$15,502

Accumulation unit activity
Units outstanding at beginning of year	45,987	246,304	729	30,603	2,956
Units purchased	517	—	—	552	—
Units redeemed	(2,081)	(40,320)	(59)	(1,410)	(236)
Units outstanding at end of year	44,423	205,984	670	29,745	2,720
See accompanying notes to financial statements.
 28 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon VIF Appr, Serv	CB Var Sm Cap Gro, Cl I	Col VP Acorn
Operations
Investment income (loss) — net	$(22)	$(1,537)	$(67)	$(62)	$(2,476)
Net realized gain (loss) on sales of investments	3	2,025	(5)	15	(2,460)
Distributions from capital gains	208	54,202	917	320	—
Net change in unrealized appreciation (depreciation) of investments	4	(27,445)	(352)	67	13,542
Net increase (decrease) in net assets resulting from operations	193	27,245	493	340	8,606

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(1)	(15,376)	(4)	(6)	10,909
Contract charges	—	(252)	—	—	(380)
Contract terminations:
Surrender benefits	—	(3,044)	—	—	(5,601)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(1)	(18,672)	(4)	(6)	4,928
Increase (decrease) in net assets	192	8,573	489	334	13,534
Net assets at beginning of year	2,304	103,672	5,867	4,373	167,485
Net assets at end of year	$2,496	$112,245	$6,356	$4,707	$181,019

Accumulation unit activity
Units outstanding at beginning of year	—	15,056	—	—	44,163
Units purchased	—	—	—	—	3,783
Units redeemed	—	(2,169)	—	—	(1,569)
Units outstanding at end of year	—	12,887	—	—	46,377
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 29

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Acorn Intl	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(490)	$(3,235)	$(2,969)	$(9,916)	$(4,891)
Net realized gain (loss) on sales of investments	(5,442)	4,473	37,830	18,018	(4,722)
Distributions from capital gains	1,442	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	35,609	25,752	(6,292)	83,319	117,702
Net increase (decrease) in net assets resulting from operations	31,119	26,990	28,569	91,421	108,089

Contract transactions
Contract purchase payments	—	—	1,020	—	—
Net transfers(1)	17,490	289	(261)	15,680	(24,009)
Contract charges	(675)	(19)	(621)	(1,285)	(503)
Contract terminations:
Surrender benefits	(11,082)	(3,172)	(42,169)	(4,900)	(6,103)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	5,733	(2,902)	(42,031)	9,495	(30,615)
Increase (decrease) in net assets	36,852	24,088	(13,462)	100,916	77,474
Net assets at beginning of year	279,273	219,007	220,866	645,534	377,928
Net assets at end of year	$316,125	$243,095	$207,404	$746,450	$455,402

Accumulation unit activity
Units outstanding at beginning of year	105,116	61,712	45,521	161,472	171,710
Units purchased	5,844	—	300	4,238	—
Units redeemed	(3,943)	(804)	(8,308)	(1,260)	(10,508)
Units outstanding at end of year	107,017	60,908	37,513	164,450	161,202
See accompanying notes to financial statements.
 30 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$2,133	$1,911	$275	$7,241	$(96)
Net realized gain (loss) on sales of investments	10	(486)	(1,850)	(35,962)	92
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(10)	1,373	5,579	48,720	1,009
Net increase (decrease) in net assets resulting from operations	2,133	2,798	4,004	19,999	1,005

Contract transactions
Contract purchase payments	1,000	175	—	—	—
Net transfers(1)	(396,047)	617	1,748	1,704	(9)
Contract charges	(44)	(15)	(164)	(623)	—
Contract terminations:
Surrender benefits	(11,601)	(10,649)	(14,163)	(236,049)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(406,692)	(9,872)	(12,579)	(234,968)	(9)
Increase (decrease) in net assets	(404,559)	(7,074)	(8,575)	(214,969)	996
Net assets at beginning of year	466,409	42,343	60,210	408,169	6,958
Net assets at end of year	$61,850	$35,269	$51,635	$193,200	$7,954

Accumulation unit activity
Units outstanding at beginning of year	411,884	8,289	22,469	265,979	—
Units purchased	1,408	231	692	891	—
Units redeemed	(382,729)	(189)	(5,946)	(149,399)	—
Units outstanding at end of year	30,563	8,331	17,215	117,471	—
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 31

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(22,267)	$58	$(34)	$(465)	$(57)
Net realized gain (loss) on sales of investments	74,640	1,028	27	8,405	45
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	210,824	2,335	629	(3,173)	460
Net increase (decrease) in net assets resulting from operations	263,197	3,421	622	4,767	448

Contract transactions
Contract purchase payments	—	—	—	1,000	—
Net transfers(1)	(43,512)	(7)	—	(3)	(3)
Contract charges	(4,781)	(12)	—	(25)	—
Contract terminations:
Surrender benefits	(17,800)	(3,517)	—	(10,325)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(66,093)	(3,536)	—	(9,353)	(3)
Increase (decrease) in net assets	197,104	(115)	622	(4,586)	445
Net assets at beginning of year	1,664,111	9,943	2,350	33,723	3,642
Net assets at end of year	$1,861,215	$9,828	$2,972	$29,137	$4,087

Accumulation unit activity
Units outstanding at beginning of year	223,765	4,318	—	8,584	—
Units purchased	—	—	—	278	—
Units redeemed	(7,980)	(1,467)	—	(2,478)	—
Units outstanding at end of year	215,785	2,851	—	6,384	—
See accompanying notes to financial statements.
 32 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Sm Cap Val, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Lg Cap Gro, Cl 1
Operations
Investment income (loss) — net	$(35)	$2,763	$57	$734	$(1,413)
Net realized gain (loss) on sales of investments	10	(1,092)	(18)	(755)	5,608
Distributions from capital gains	1,770	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(172)	25,770	216	833	6,903
Net increase (decrease) in net assets resulting from operations	1,573	27,441	255	812	11,098

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(322)	1,172	(8)	2,108	(726)
Contract charges	—	(542)	—	(37)	—
Contract terminations:
Surrender benefits	—	(2,884)	—	(915)	(8,433)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(322)	(2,254)	(8)	1,156	(9,159)
Increase (decrease) in net assets	1,251	25,187	247	1,968	1,939
Net assets at beginning of year	9,998	363,584	1,812	32,942	89,000
Net assets at end of year	$11,249	$388,771	$2,059	$34,910	$90,939

Accumulation unit activity
Units outstanding at beginning of year	2,009	343,209	—	20,563	28,749
Units purchased	—	1,130	—	1,559	—
Units redeemed	(17)	(3,005)	—	(705)	(2,580)
Units outstanding at end of year	1,992	341,334	—	21,417	26,169
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 33

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$(45)	$2,762	$(92,905)	$(15,961)	$4,634
Net realized gain (loss) on sales of investments	40	(15)	533,861	5,354	(3,196)
Distributions from capital gains	—	—	1,117,806	141,116	—
Net change in unrealized appreciation (depreciation) of investments	34	(1,473)	(595,684)	(5,237)	11,208
Net increase (decrease) in net assets resulting from operations	29	1,274	963,078	125,272	12,646

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(7)	290	(140,279)	(5)	15,622
Contract charges	—	—	(14,005)	(705)	(551)
Contract terminations:
Surrender benefits	—	—	(550,167)	—	(20,752)
Death benefits	—	—	(1,081,390)	—	—
Increase (decrease) from transactions	(7)	290	(1,785,841)	(710)	(5,681)
Increase (decrease) in net assets	22	1,564	(822,763)	124,562	6,965
Net assets at beginning of year	3,535	52,246	7,624,828	979,591	230,309
Net assets at end of year	$3,557	$53,810	$6,802,065	$1,104,153	$237,274

Accumulation unit activity
Units outstanding at beginning of year	—	3,572	979,518	102,620	166,986
Units purchased	—	184	—	—	10,966
Units redeemed	—	—	(275,244)	(62)	(14,795)
Units outstanding at end of year	—	3,756	704,274	102,558	163,157
See accompanying notes to financial statements.
 34 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$(10,592)	$57	$5	$99	$5,348
Net realized gain (loss) on sales of investments	3,219	7,578	(5)	1	(2,269)
Distributions from capital gains	106,373	13,204	—	31	74,702
Net change in unrealized appreciation (depreciation) of investments	(11,045)	5,091	126	166	(9,776)
Net increase (decrease) in net assets resulting from operations	87,955	25,930	126	297	68,005

Contract transactions
Contract purchase payments	—	125	—	—	2,902
Net transfers(1)	10,028	243	(5)	3	8
Contract charges	(1,924)	(966)	(1)	—	(2,327)
Contract terminations:
Surrender benefits	(20,818)	(12,446)	—	—	(84,446)
Death benefits	—	(5,261)	—	—	(8,117)
Increase (decrease) from transactions	(12,714)	(18,305)	(6)	3	(91,980)
Increase (decrease) in net assets	75,241	7,625	120	300	(23,975)
Net assets at beginning of year	879,602	141,347	1,870	2,754	787,484
Net assets at end of year	$954,843	$148,972	$1,990	$3,054	$763,509

Accumulation unit activity
Units outstanding at beginning of year	124,747	41,553	536	—	219,411
Units purchased	2,013	59	—	—	928
Units redeemed	(3,530)	(5,715)	(1)	—	(26,533)
Units outstanding at end of year	123,230	35,897	535	—	193,806
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 35

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$(13)	$(209)	$(21,033)	$(1,369)	$(35)
Net realized gain (loss) on sales of investments	8	(6,773)	(9,119)	2,494	19
Distributions from capital gains	364	2,948	88,840	58,966	741
Net change in unrealized appreciation (depreciation) of investments	16	442	(41,806)	(18,311)	14
Net increase (decrease) in net assets resulting from operations	375	(3,592)	16,882	41,780	739

Contract transactions
Contract purchase payments	—	—	75	—	—
Net transfers(1)	(7)	31	104,875	17,670	(4)
Contract charges	—	(326)	(2,059)	(571)	—
Contract terminations:
Surrender benefits	—	(30,279)	(48,050)	(16,450)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(7)	(30,574)	54,841	649	(4)
Increase (decrease) in net assets	368	(34,166)	71,723	42,429	735
Net assets at beginning of year	3,563	71,541	1,602,347	522,262	5,216
Net assets at end of year	$3,931	$37,375	$1,674,070	$564,691	$5,951

Accumulation unit activity
Units outstanding at beginning of year	—	10,570	253,638	130,140	—
Units purchased	—	—	16,740	4,381	—
Units redeemed	—	(5,297)	(8,826)	(4,051)	—
Units outstanding at end of year	—	5,273	261,552	130,470	—
See accompanying notes to financial statements.
 36 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II
Operations
Investment income (loss) — net	$(170)	$(834)	$492	$(2,272)	$(32)
Net realized gain (loss) on sales of investments	62	1,585	12,525	7,075	54
Distributions from capital gains	1,272	13,237	84,838	21,800	359
Net change in unrealized appreciation (depreciation) of investments	(32)	1,460	14,554	14,397	268
Net increase (decrease) in net assets resulting from operations	1,132	15,448	112,409	41,000	649

Contract transactions
Contract purchase payments	—	100	—	2,000	—
Net transfers(1)	(10)	(3,771)	12,345	—	(6)
Contract charges	—	(464)	(1,781)	(85)	(5)
Contract terminations:
Surrender benefits	—	(13,736)	(23,844)	(16,474)	(175)
Death benefits	—	—	—	(11,698)	—
Increase (decrease) from transactions	(10)	(17,871)	(13,280)	(26,257)	(186)
Increase (decrease) in net assets	1,122	(2,423)	99,129	14,743	463
Net assets at beginning of year	11,532	81,895	727,161	287,152	4,575
Net assets at end of year	$12,654	$79,472	$826,290	$301,895	$5,038

Accumulation unit activity
Units outstanding at beginning of year	—	54,361	199,576	69,496	637
Units purchased	—	—	3,407	486	—
Units redeemed	—	(10,363)	(6,658)	(6,198)	(49)
Units outstanding at end of year	—	43,998	196,325	63,784	588
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 37

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Dis Lg Cap, Ser I	Invesco VI Dis Lg Cap, Ser II	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I	Invesco VI EQV Intl Eq, Ser II
Operations
Investment income (loss) — net	$(3,110)	$(54,919)	$(1,901)	$(3)	$(16)
Net realized gain (loss) on sales of investments	5,381	52,320	(19)	817	22
Distributions from capital gains	26,632	530,519	15,964	807	688
Net change in unrealized appreciation (depreciation) of investments	(4,575)	(97,353)	(8,743)	199	720
Net increase (decrease) in net assets resulting from operations	24,328	430,567	5,301	1,820	1,414

Contract transactions
Contract purchase payments	1,000	—	—	1,500	—
Net transfers(1)	—	(48,192)	(7)	18	110
Contract charges	(61)	(6,264)	(1,170)	(12)	—
Contract terminations:
Surrender benefits	(14,011)	(74,420)	—	(3,249)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(13,072)	(128,876)	(1,177)	(1,743)	110
Increase (decrease) in net assets	11,256	301,691	4,124	77	1,524
Net assets at beginning of year	217,343	4,030,761	159,425	11,452	9,571
Net assets at end of year	$228,599	$4,332,452	$163,549	$11,529	$11,095

Accumulation unit activity
Units outstanding at beginning of year	33,198	605,380	92,772	4,341	4,403
Units purchased	157	209	—	543	70
Units redeemed	(1,963)	(20,444)	(668)	(1,085)	—
Units outstanding at end of year	31,392	585,145	92,104	3,799	4,473
See accompanying notes to financial statements.
 38 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Mn St Mid Cap, Ser II
Operations
Investment income (loss) — net	$59	$30,154	$(3,300)	$(57)	$(210)
Net realized gain (loss) on sales of investments	(94)	(5,345)	2,231	8	23
Distributions from capital gains	—	—	45,634	176	1,961
Net change in unrealized appreciation (depreciation) of investments	199	53,086	(25,172)	366	(281)
Net increase (decrease) in net assets resulting from operations	164	77,895	19,393	493	1,493

Contract transactions
Contract purchase payments	—	2,903	—	—	100
Net transfers(1)	—	5,201	(4)	—	611
Contract charges	(1)	(2,460)	(1,099)	—	(102)
Contract terminations:
Surrender benefits	(599)	(37,015)	(73,613)	—	(4,464)
Death benefits	—	(4,561)	—	—	—
Increase (decrease) from transactions	(600)	(35,932)	(74,716)	—	(3,855)
Increase (decrease) in net assets	(436)	41,963	(55,323)	493	(2,362)
Net assets at beginning of year	1,563	707,689	304,457	3,678	18,398
Net assets at end of year	$1,127	$749,652	$249,134	$4,171	$16,036

Accumulation unit activity
Units outstanding at beginning of year	1,522	429,232	52,855	—	5,360
Units purchased	—	4,985	—	—	209
Units redeemed	(537)	(26,472)	(11,935)	—	(1,408)
Units outstanding at end of year	985	407,745	40,920	—	4,161
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 39

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Mn St Sm Cap, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Gbl Res, Inst	Janus Henderson VIT Res, Serv	LVIP AC Disc Core Val, Std Cl II
Operations
Investment income (loss) — net	$(12,324)	$2,746	$(1,257)	$(224)	$141
Net realized gain (loss) on sales of investments	29,432	20,645	5,092	850	1,031
Distributions from capital gains	102,231	15,000	13,132	1,388	—
Net change in unrealized appreciation (depreciation) of investments	(80,920)	18,836	9,682	802	7,167
Net increase (decrease) in net assets resulting from operations	38,419	57,227	26,649	2,816	8,339

Contract transactions
Contract purchase payments	—	—	1,500	—	—
Net transfers(1)	751	—	—	(976)	—
Contract charges	(1,849)	(167)	(48)	—	(12)
Contract terminations:
Surrender benefits	(7,950)	(24,194)	(9,924)	—	(5,199)
Death benefits	(168,641)	(15,972)	—	—	—
Increase (decrease) from transactions	(177,689)	(40,333)	(8,472)	(976)	(5,211)
Increase (decrease) in net assets	(139,270)	16,894	18,177	1,840	3,128
Net assets at beginning of year	1,163,220	434,213	139,472	15,635	64,226
Net assets at end of year	$1,023,950	$451,107	$157,649	$17,475	$67,354

Accumulation unit activity
Units outstanding at beginning of year	196,943	75,537	36,396	1,411	17,140
Units purchased	106	—	382	—	—
Units redeemed	(47,431)	(6,397)	(2,276)	(127)	(1,270)
Units outstanding at end of year	149,618	69,140	34,502	1,284	15,870
See accompanying notes to financial statements.
 40 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl
Operations
Investment income (loss) — net	$16,072	$7	$9	$(6,338)	$3
Net realized gain (loss) on sales of investments	(2,604)	5	33	23,273	631
Distributions from capital gains	—	—	368	40,153	11,960
Net change in unrealized appreciation (depreciation) of investments	(172)	173	(95)	(4,141)	7,751
Net increase (decrease) in net assets resulting from operations	13,296	185	315	52,947	20,345

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	19,175	(11)	(3)	(13,593)	(4)
Contract charges	(765)	—	(2)	(1,016)	—
Contract terminations:
Surrender benefits	(26,041)	—	(97)	(12,194)	(1)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(7,631)	(11)	(102)	(26,803)	(5)
Increase (decrease) in net assets	5,665	174	213	26,144	20,340
Net assets at beginning of year	270,753	1,221	4,374	436,541	143,970
Net assets at end of year	$276,418	$1,395	$4,587	$462,685	$164,310

Accumulation unit activity
Units outstanding at beginning of year	196,787	—	84	65,791	42,262
Units purchased	13,897	—	—	565	—
Units redeemed	(19,508)	—	(32)	(3,650)	—
Units outstanding at end of year	191,176	—	52	62,706	42,262
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 41

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	LVIP AC Val, Std Cl II	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$136	$(260)	$(1,419)	$26,479	$77
Net realized gain (loss) on sales of investments	1,778	2,237	(966)	3,975	16
Distributions from capital gains	6,076	416	—	165,353	72
Net change in unrealized appreciation (depreciation) of investments	2,423	(10,968)	15,195	3,490	488
Net increase (decrease) in net assets resulting from operations	10,413	(8,575)	12,810	199,297	653

Contract transactions
Contract purchase payments	—	100	—	100	—
Net transfers(1)	—	2	(2)	67,896	(11)
Contract charges	(25)	(183)	(851)	(3,778)	—
Contract terminations:
Surrender benefits	(4,560)	(58,211)	(2,903)	(95,109)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(4,585)	(58,292)	(3,756)	(30,891)	(11)
Increase (decrease) in net assets	5,828	(66,867)	9,054	168,406	642
Net assets at beginning of year	73,381	69,841	114,130	2,201,818	4,912
Net assets at end of year	$79,209	$2,974	$123,184	$2,370,224	$5,554

Accumulation unit activity
Units outstanding at beginning of year	14,015	22,518	17,760	706,452	—
Units purchased	—	—	—	20,575	—
Units redeemed	(792)	(22,518)	(528)	(31,203)	—
Units outstanding at end of year	13,223	—	17,232	695,824	—
See accompanying notes to financial statements.
 42 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$(71)	$201	$6	$498	$(34)
Net realized gain (loss) on sales of investments	(40)	(39)	(1)	(2,158)	3
Distributions from capital gains	—	—	—	—	187
Net change in unrealized appreciation (depreciation) of investments	791	573	2	2,351	201
Net increase (decrease) in net assets resulting from operations	680	735	7	691	357

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(8)	6	—	—	(2)
Contract charges	—	(1)	—	(8)	—
Contract terminations:
Surrender benefits	—	(38)	—	(4,728)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(8)	(33)	—	(4,736)	(2)
Increase (decrease) in net assets	672	702	7	(4,045)	355
Net assets at beginning of year	6,257	5,801	101	10,138	2,620
Net assets at end of year	$6,929	$6,503	$108	$6,093	$2,975

Accumulation unit activity
Units outstanding at beginning of year	—	2,364	—	4,984	—
Units purchased	—	5	—	—	—
Units redeemed	—	(25)	—	(2,187)	—
Units outstanding at end of year	—	2,344	—	2,797	—
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 43

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Lg Cap Gro, Cl IB	Put VT Lg Cap Val, Cl IA
Operations
Investment income (loss) — net	$7	$2,569	$(87)	$(2,585)	$34
Net realized gain (loss) on sales of investments	—	(760)	21	16,549	84
Distributions from capital gains	—	—	381	17,715	1,435
Net change in unrealized appreciation (depreciation) of investments	2	1,877	1,598	(8,815)	2,316
Net increase (decrease) in net assets resulting from operations	9	3,686	1,913	22,864	3,869

Contract transactions
Contract purchase payments	—	—	—	1,000	—
Net transfers(1)	—	—	(4)	—	—
Contract charges	—	(7)	—	(83)	(39)
Contract terminations:
Surrender benefits	—	(3,545)	—	(17,817)	—
Death benefits	—	—	—	(19,457)	—
Increase (decrease) from transactions	—	(3,552)	(4)	(36,357)	(39)
Increase (decrease) in net assets	9	134	1,909	(13,493)	3,830
Net assets at beginning of year	121	52,046	5,335	189,256	20,423
Net assets at end of year	$130	$52,180	$7,244	$175,763	$24,253

Accumulation unit activity
Units outstanding at beginning of year	—	17,818	1,355	50,411	9,180
Units purchased	—	—	—	276	—
Units redeemed	—	(1,147)	—	(9,162)	(18)
Units outstanding at end of year	—	16,671	1,355	41,525	9,162
See accompanying notes to financial statements.
 44 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$(21)	$(17)	$(280)	$—	$(109)
Net realized gain (loss) on sales of investments	2,662	24	(84)	795	63
Distributions from capital gains	11,025	176	3,204	229	1,791
Net change in unrealized appreciation (depreciation) of investments	14,962	281	(1,476)	(1,001)	(322)
Net increase (decrease) in net assets resulting from operations	28,628	464	1,364	23	1,423

Contract transactions
Contract purchase payments	—	—	—	200	—
Net transfers(1)	572	(7)	375	—	(4)
Contract charges	(68)	—	(8)	(25)	—
Contract terminations:
Surrender benefits	(8,375)	—	(282)	(2,712)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(7,871)	(7)	85	(2,537)	(4)
Increase (decrease) in net assets	20,757	457	1,449	(2,514)	1,419
Net assets at beginning of year	154,570	2,803	35,212	2,712	15,447
Net assets at end of year	$175,327	$3,260	$36,661	$198	$16,866

Accumulation unit activity
Units outstanding at beginning of year	70,141	—	11,029	430	1,815
Units purchased	246	—	135	—	—
Units redeemed	(3,375)	—	(93)	(430)	—
Units outstanding at end of year	67,012	—	11,071	—	1,815
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 45

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$613	$(1,787)	$(16)	$(8)	$(25,125)
Net realized gain (loss) on sales of investments	541	(3,141)	6	13	131,564
Distributions from capital gains	3,654	—	199	—	—
Net change in unrealized appreciation (depreciation) of investments	8,986	21,601	342	154	188,059
Net increase (decrease) in net assets resulting from operations	13,794	16,673	531	159	294,498

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(2,453)	4,855	(1)	(12)	(175,860)
Contract charges	(320)	(340)	—	—	(7,645)
Contract terminations:
Surrender benefits	(34)	(10,174)	—	—	(42,593)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(2,807)	(5,659)	(1)	(12)	(226,098)
Increase (decrease) in net assets	10,987	11,014	530	147	68,400
Net assets at beginning of year	51,347	118,243	2,407	951	2,015,822
Net assets at end of year	$62,334	$129,257	$2,937	$1,098	$2,084,222

Accumulation unit activity
Units outstanding at beginning of year	19,313	88,692	—	—	767,980
Units purchased	—	3,317	—	—	—
Units redeemed	(956)	(7,128)	—	—	(88,223)
Units outstanding at end of year	18,357	84,881	—	—	679,757
See accompanying notes to financial statements.
 46 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2	VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(1,699)	$(6,609)	$—	$—	$(7,756)
Net realized gain (loss) on sales of investments	2,302	23,098	1	—	5,698
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	8,529	17,983	26	29	53,693
Net increase (decrease) in net assets resulting from operations	9,132	34,472	27	29	51,635

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(7)	(6)	(2)	—	(7)
Contract charges	—	(1,773)	—	—	(3,756)
Contract terminations:
Surrender benefits	(10,710)	(65,836)	—	—	(6,665)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(10,717)	(67,615)	(2)	—	(10,428)
Increase (decrease) in net assets	(1,585)	(33,143)	25	29	41,207
Net assets at beginning of year	108,014	459,819	278	246	547,909
Net assets at end of year	$106,429	$426,676	$303	$275	$589,116

Accumulation unit activity
Units outstanding at beginning of year	84,126	357,161	—	—	437,058
Units purchased	—	—	—	—	—
Units redeemed	(7,766)	(48,719)	—	—	(7,972)
Units outstanding at end of year	76,360	308,442	—	—	429,086
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 47

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$—	$(7,983)	$(22,836)	$(42,039)	$(64,048)
Net realized gain (loss) on sales of investments	1	14,665	69,472	1,225,891	349,223
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37	63,844	146,134	(820,446)	321,929
Net increase (decrease) in net assets resulting from operations	38	70,526	192,770	363,406	607,104

Contract transactions
Contract purchase payments	—	—	—	—	113
Net transfers(1)	(5)	(7)	(1,108)	(7)	176,369
Contract charges	—	(3,579)	(11,621)	(150)	(3,610)
Contract terminations:
Surrender benefits	—	(22,313)	(138,958)	(2,088,220)	(436,178)
Death benefits	—	—	—	—	(65,988)
Increase (decrease) from transactions	(5)	(25,899)	(151,687)	(2,088,377)	(329,294)
Increase (decrease) in net assets	33	44,627	41,083	(1,724,971)	277,810
Net assets at beginning of year	423	550,764	1,775,918	2,962,552	4,278,448
Net assets at end of year	$456	$595,391	$1,817,001	$1,237,581	$4,556,258

Accumulation unit activity
Units outstanding at beginning of year	—	360,794	1,256,324	1,386,690	1,919,231
Units purchased	—	—	—	—	82,497
Units redeemed	—	(16,182)	(102,475)	(883,890)	(209,588)
Units outstanding at end of year	—	344,612	1,153,849	502,800	1,792,140
See accompanying notes to financial statements.
 48 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(14,104)	$(18,329)	$(25,168)	$(94,386)	$(142)
Net realized gain (loss) on sales of investments	125,022	172,105	135,752	317,474	873
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,344	(2,124)	118,154	564,756	647
Net increase (decrease) in net assets resulting from operations	114,262	151,652	228,738	787,844	1,378

Contract transactions
Contract purchase payments	20	—	—	—	—
Net transfers(1)	396,484	(3)	(512)	521	(289)
Contract charges	(12,057)	(3,080)	(13,293)	(29,243)	—
Contract terminations:
Surrender benefits	(270,551)	(319,987)	(201,464)	(322,485)	—
Death benefits	(20,874)	(100,906)	—	(155,124)	—
Increase (decrease) from transactions	93,022	(423,976)	(215,269)	(506,331)	(289)
Increase (decrease) in net assets	207,284	(272,324)	13,469	281,513	1,089
Net assets at beginning of year	920,951	1,699,883	1,874,652	6,593,552	10,328
Net assets at end of year	$1,128,235	$1,427,559	$1,888,121	$6,875,065	$11,417

Accumulation unit activity
Units outstanding at beginning of year	565,325	1,053,805	971,673	3,461,365	2,479
Units purchased	249,563	—	—	—	—
Units redeemed	(182,403)	(254,429)	(104,969)	(243,908)	(34)
Units outstanding at end of year	632,485	799,376	866,704	3,217,457	2,445
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 49

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(4,844)	$—	$(1)	$—
Net realized gain (loss) on sales of investments	12,023	1	3	2
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,945	22	30	25
Net increase (decrease) in net assets resulting from operations	24,124	23	32	27

Contract transactions
Contract purchase payments	—	—	—	—
Net transfers(1)	27,608	(3)	(5)	(5)
Contract charges	(804)	—	—	—
Contract terminations:
Surrender benefits	(15,933)	—	—	—
Death benefits	—	—	—	—
Increase (decrease) from transactions	10,871	(3)	(5)	(5)
Increase (decrease) in net assets	34,995	20	27	22
Net assets at beginning of year	332,202	253	298	271
Net assets at end of year	$367,197	$273	$325	$293

Accumulation unit activity
Units outstanding at beginning of year	103,104	—	—	—
Units purchased	10,126	—	—	—
Units redeemed	(5,621)	—	—	—
Units outstanding at end of year	107,609	—	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
See accompanying notes to financial statements.
 50 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$642	$2,751	$(140)	$202	$(182)
Net realized gain (loss) on sales of investments	(2,464)	2,543	232	17,706	361
Distributions from capital gains	2,395	—	457	8,707	49
Net change in unrealized appreciation (depreciation) of investments	7,945	4,995	1,520	684	534
Net increase (decrease) in net assets resulting from operations	8,518	10,289	2,069	27,299	762

Contract transactions
Contract purchase payments	100	546	—	—	—
Net transfers(1)	(21,952)	26,286	(4)	(84,560)	1
Contract charges	(2)	(648)	(21)	(499)	—
Contract terminations:
Surrender benefits	—	(15,245)	(404)	(4,239)	(917)
Death benefits	—	(828)	—	—	—
Increase (decrease) from transactions	(21,854)	10,111	(429)	(89,298)	(916)
Increase (decrease) in net assets	(13,336)	20,400	1,640	(61,999)	(154)
Net assets at beginning of year	109,960	281,790	9,185	228,387	15,945
Net assets at end of year	$96,624	$302,190	$10,825	$166,388	$15,791

Accumulation unit activity
Units outstanding at beginning of year	55,886	237,129	783	46,359	3,171
Units purchased	566	21,908	—	—	—
Units redeemed	(10,465)	(12,733)	(54)	(15,756)	(215)
Units outstanding at end of year	45,987	246,304	729	30,603	2,956
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 51

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon VIF Appr, Serv	CB Var Sm Cap Gro, Cl I	Col VP Acorn
Operations
Investment income (loss) — net	$(17)	$(1,451)	$(65)	$(60)	$(2,398)
Net realized gain (loss) on sales of investments	4	7,562	(2)	14	(6,237)
Distributions from capital gains	32	—	415	148	—
Net change in unrealized appreciation (depreciation) of investments	206	15,905	233	28	29,030
Net increase (decrease) in net assets resulting from operations	225	22,016	581	130	20,395

Contract transactions
Contract purchase payments	—	273	—	—	410
Net transfers(1)	—	(13,161)	—	(5)	(5,568)
Contract charges	—	(242)	—	—	(362)
Contract terminations:
Surrender benefits	—	(4,807)	—	—	(7,843)
Death benefits	—	—	—	—	(400)
Increase (decrease) from transactions	—	(17,937)	—	(5)	(13,763)
Increase (decrease) in net assets	225	4,079	581	125	6,632
Net assets at beginning of year	2,079	99,593	5,286	4,248	160,853
Net assets at end of year	$2,304	$103,672	$5,867	$4,373	$167,485

Accumulation unit activity
Units outstanding at beginning of year	—	17,921	—	—	47,803
Units purchased	—	47	—	—	125
Units redeemed	—	(2,911)	—	—	(3,765)
Units outstanding at end of year	—	15,056	—	—	44,163
See accompanying notes to financial statements.
 52 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Acorn Intl	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(33)	$(4,057)	$(2,837)	$(9,345)	$(833)
Net realized gain (loss) on sales of investments	(3,291)	60,670	10,955	34,724	(5,564)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(23,934)	(20,356)	36,356	57,003	21,927
Net increase (decrease) in net assets resulting from operations	(27,258)	36,257	44,474	82,382	15,530

Contract transactions
Contract purchase payments	683	—	1,865	—	410
Net transfers(1)	34,707	—	(5,816)	(6,046)	16,124
Contract charges	(592)	(18)	(449)	(1,236)	(441)
Contract terminations:
Surrender benefits	(12,941)	(63)	(4,210)	(30,305)	(9,788)
Death benefits	(812)	(86,084)	(1,293)	(1,650)	—
Increase (decrease) from transactions	21,045	(86,165)	(9,903)	(39,237)	6,305
Increase (decrease) in net assets	(6,213)	(49,908)	34,571	43,145	21,835
Net assets at beginning of year	285,486	268,915	186,295	602,389	356,093
Net assets at end of year	$279,273	$219,007	$220,866	$645,534	$377,928

Accumulation unit activity
Units outstanding at beginning of year	97,128	85,471	47,736	168,920	168,711
Units purchased	12,710	—	464	167	7,023
Units redeemed	(4,722)	(23,759)	(2,679)	(7,615)	(4,024)
Units outstanding at end of year	105,116	61,712	45,521	161,472	171,710
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 53

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$14,925	$1,941	$2,309	$12,885	$(82)
Net realized gain (loss) on sales of investments	2	(498)	(998)	(95,654)	79
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(2)	969	1,196	73,264	1,590
Net increase (decrease) in net assets resulting from operations	14,925	2,412	2,507	(9,505)	1,587

Contract transactions
Contract purchase payments	2,500	75	—	—	—
Net transfers(1)	14,163	1,308	3,711	(9,494)	(10)
Contract charges	(45)	(16)	(103)	(1,293)	—
Contract terminations:
Surrender benefits	(2,643)	(5,646)	(1,505)	(507,921)	—
Death benefits	(4,929)	(1,639)	(2,867)	(2,080)	—
Increase (decrease) from transactions	9,046	(5,918)	(764)	(520,788)	(10)
Increase (decrease) in net assets	23,971	(3,506)	1,743	(530,293)	1,577
Net assets at beginning of year	442,438	45,849	58,467	938,462	5,381
Net assets at end of year	$466,409	$42,343	$60,210	$408,169	$6,958

Accumulation unit activity
Units outstanding at beginning of year	404,851	8,642	22,721	614,393	—
Units purchased	14,833	555	1,661	3,425	—
Units redeemed	(7,800)	(908)	(1,913)	(351,839)	—
Units outstanding at end of year	411,884	8,289	22,469	265,979	—
See accompanying notes to financial statements.
 54 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(21,639)	$298	$(32)	$(461)	$(55)
Net realized gain (loss) on sales of investments	197,849	78	23	3,331	41
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	166,423	(173)	246	3,550	366
Net increase (decrease) in net assets resulting from operations	342,633	203	237	6,420	352

Contract transactions
Contract purchase payments	82	—	—	500	—
Net transfers(1)	(67,428)	(10)	1	2	(1)
Contract charges	(4,270)	(8)	—	(19)	—
Contract terminations:
Surrender benefits	(145,702)	(393)	—	(3,411)	—
Death benefits	—	(316)	—	(594)	—
Increase (decrease) from transactions	(217,318)	(727)	1	(3,522)	(1)
Increase (decrease) in net assets	125,315	(524)	238	2,898	351
Net assets at beginning of year	1,538,796	10,467	2,112	30,825	3,291
Net assets at end of year	$1,664,111	$9,943	$2,350	$33,723	$3,642

Accumulation unit activity
Units outstanding at beginning of year	255,783	4,721	—	9,631	—
Units purchased	—	—	—	167	—
Units redeemed	(32,018)	(403)	—	(1,214)	—
Units outstanding at end of year	223,765	4,318	—	8,584	—
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 55

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Sm Cap Val, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Lg Cap Gro, Cl 1
Operations
Investment income (loss) — net	$(78)	$7,390	$34	$173	$(1,298)
Net realized gain (loss) on sales of investments	(14)	(6,420)	(20)	(464)	2,373
Distributions from capital gains	427	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	337	298	52	(495)	13,938
Net increase (decrease) in net assets resulting from operations	672	1,268	66	(786)	15,013

Contract transactions
Contract purchase payments	—	75	—	—	—
Net transfers(1)	(384)	3,947	(9)	2,994	(1,057)
Contract charges	—	(970)	—	(40)	—
Contract terminations:
Surrender benefits	—	(38,531)	—	(777)	(3,718)
Death benefits	—	(4,086)	—	—	—
Increase (decrease) from transactions	(384)	(39,565)	(9)	2,177	(4,775)
Increase (decrease) in net assets	288	(38,297)	57	1,391	10,238
Net assets at beginning of year	9,710	401,881	1,755	31,551	78,762
Net assets at end of year	$9,998	$363,584	$1,812	$32,942	$89,000

Accumulation unit activity
Units outstanding at beginning of year	2,131	381,846	—	18,936	30,447
Units purchased	—	3,835	—	2,234	—
Units redeemed	(122)	(42,472)	—	(607)	(1,698)
Units outstanding at end of year	2,009	343,209	—	20,563	28,749
See accompanying notes to financial statements.
 56 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$(44)	$3,199	$(96,765)	$(14,792)	$4,341
Net realized gain (loss) on sales of investments	37	(4)	190,913	9,848	(2,648)
Distributions from capital gains	—	—	888,364	210,773	—
Net change in unrealized appreciation (depreciation) of investments	281	(202)	915,862	9,917	(1,168)
Net increase (decrease) in net assets resulting from operations	274	(2,993)	1,898,374	215,746	525

Contract transactions
Contract purchase payments	—	—	1,092	—	—
Net transfers(1)	(6)	480	(176,502)	(8)	29,564
Contract charges	—	—	(20,251)	(7,004)	(421)
Contract terminations:
Surrender benefits	—	—	(138,018)	—	(11,154)
Death benefits	—	—	(1,720)	—	(6,525)
Increase (decrease) from transactions	(6)	480	(335,399)	(7,012)	11,464
Increase (decrease) in net assets	268	(2,513)	1,562,975	208,734	11,989
Net assets at beginning of year	3,267	48,773	6,061,853	770,857	218,320
Net assets at end of year	$3,535	$52,246	$7,624,828	$979,591	$230,309

Accumulation unit activity
Units outstanding at beginning of year	—	3,220	1,021,121	103,369	157,873
Units purchased	—	352	215	—	21,724
Units redeemed	—	—	(41,818)	(749)	(12,611)
Units outstanding at end of year	—	3,572	979,518	102,620	166,986
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 57

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$(12,002)	$172	$16	$96	$5,439
Net realized gain (loss) on sales of investments	85,928	1,888	(6)	(1)	(746)
Distributions from capital gains	123,199	6,742	—	11	16,100
Net change in unrealized appreciation (depreciation) of investments	(31,054)	(3,902)	(34)	37	50,487
Net increase (decrease) in net assets resulting from operations	166,071	4,900	(24)	143	71,280

Contract transactions
Contract purchase payments	—	546	—	—	3,129
Net transfers(1)	(119,015)	621	(4)	3	(226)
Contract charges	(4,278)	(895)	(2)	—	(2,710)
Contract terminations:
Surrender benefits	(347,174)	(2,751)	—	—	(22,088)
Death benefits	(409)	—	—	—	—
Increase (decrease) from transactions	(470,876)	(2,479)	(6)	3	(21,895)
Increase (decrease) in net assets	(304,805)	2,421	(30)	146	49,385
Net assets at beginning of year	1,184,407	138,926	1,900	2,608	738,099
Net assets at end of year	$879,602	$141,347	$1,870	$2,754	$787,484

Accumulation unit activity
Units outstanding at beginning of year	184,589	42,195	537	—	225,944
Units purchased	—	506	—	—	867
Units redeemed	(59,842)	(1,148)	(1)	—	(7,400)
Units outstanding at end of year	124,747	41,553	536	—	219,411
See accompanying notes to financial statements.
 58 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$(5)	$(244)	$(21,152)	$(2,370)	$(35)
Net realized gain (loss) on sales of investments	9	(1,914)	(42,471)	3,440	20
Distributions from capital gains	168	2,183	—	29,778	688
Net change in unrealized appreciation (depreciation) of investments	138	8,534	211,049	21,548	422
Net increase (decrease) in net assets resulting from operations	310	8,559	147,426	52,396	1,095

Contract transactions
Contract purchase payments	—	100	—	683	—
Net transfers(1)	(7)	—	3,585	(3,694)	(4)
Contract charges	—	(533)	(2,252)	(529)	—
Contract terminations:
Surrender benefits	—	(27,138)	(253,529)	(10,894)	—
Death benefits	—	—	—	(403)	—
Increase (decrease) from transactions	(7)	(27,571)	(252,196)	(14,837)	(4)
Increase (decrease) in net assets	303	(19,012)	(104,770)	37,559	1,091
Net assets at beginning of year	3,260	90,553	1,707,117	484,703	4,125
Net assets at end of year	$3,563	$71,541	$1,602,347	$522,262	$5,216

Accumulation unit activity
Units outstanding at beginning of year	—	15,213	294,195	133,732	—
Units purchased	—	—	636	280	—
Units redeemed	—	(4,643)	(41,193)	(3,872)	—
Units outstanding at end of year	—	10,570	253,638	130,140	—
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 59

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II
Operations
Investment income (loss) — net	$(150)	$(378)	$473	$(1,997)	$(28)
Net realized gain (loss) on sales of investments	42	(72)	17,668	3,579	24
Distributions from capital gains	—	1,812	51,032	22,788	364
Net change in unrealized appreciation (depreciation) of investments	2,947	18,067	20,347	33,181	520
Net increase (decrease) in net assets resulting from operations	2,839	19,429	89,520	57,551	880

Contract transactions
Contract purchase payments	—	1,092	1,639	1,001	—
Net transfers(1)	(6)	(6,704)	(1,537)	—	(2)
Contract charges	—	(365)	(1,640)	(89)	(5)
Contract terminations:
Surrender benefits	—	(1,262)	(35,803)	(15,820)	(145)
Death benefits	—	—	(1,239)	(1,383)	—
Increase (decrease) from transactions	(6)	(7,239)	38,580	(16,291)	(152)
Increase (decrease) in net assets	2,833	12,190	128,100	41,260	728
Net assets at beginning of year	8,699	69,705	676,221	245,892	3,847
Net assets at end of year	$11,532	$81,895	$727,161	$287,152	$4,575

Accumulation unit activity
Units outstanding at beginning of year	—	59,488	210,086	73,704	690
Units purchased	—	962	737	284	—
Units redeemed	—	(6,089)	(11,247)	(4,492)	(53)
Units outstanding at end of year	—	54,361	199,576	69,496	637
See accompanying notes to financial statements.
 60 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Dis Lg Cap, Ser I	Invesco VI Dis Lg Cap, Ser II	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I	Invesco VI EQV Intl Eq, Ser II
Operations
Investment income (loss) — net	$(2,829)	$(49,838)	$(1,793)	$44	$20
Net realized gain (loss) on sales of investments	2,263	45,674	(50)	193	24
Distributions from capital gains	—	—	—	62	53
Net change in unrealized appreciation (depreciation) of investments	54,933	1,010,686	31,331	(363)	(205)
Net increase (decrease) in net assets resulting from operations	54,367	1,006,522	29,488	(64)	(108)

Contract transactions
Contract purchase payments	500	683	—	750	—
Net transfers(1)	—	(112,148)	(10)	—	(19)
Contract charges	(57)	(5,995)	(1,153)	(11)	—
Contract terminations:
Surrender benefits	(6,500)	(15,972)	—	(62)	—
Death benefits	(920)	(856)	—	(530)	—
Increase (decrease) from transactions	(6,977)	(134,288)	(1,163)	147	(19)
Increase (decrease) in net assets	47,390	872,234	28,325	83	(127)
Net assets at beginning of year	169,953	3,158,527	131,100	11,369	9,698
Net assets at end of year	$217,343	$4,030,761	$159,425	$11,452	$9,571

Accumulation unit activity
Units outstanding at beginning of year	34,341	627,825	93,444	4,275	4,423
Units purchased	95	175	—	284	—
Units redeemed	(1,238)	(22,620)	(672)	(218)	(20)
Units outstanding at end of year	33,198	605,380	92,772	4,341	4,403
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 61

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Mn St Mid Cap, Ser II
Operations
Investment income (loss) — net	$25	$9,881	$(3,877)	$(58)	$(209)
Net realized gain (loss) on sales of investments	(71)	(5,483)	5,300	8	20
Distributions from capital gains	—	—	18,067	—	450
Net change in unrealized appreciation (depreciation) of investments	70	6,642	21,806	134	2,306
Net increase (decrease) in net assets resulting from operations	24	11,040	41,296	84	2,567

Contract transactions
Contract purchase payments	—	3,812	—	—	273
Net transfers(1)	—	41,850	(22,619)	(3)	(175)
Contract charges	(1)	(2,242)	(1,398)	—	(75)
Contract terminations:
Surrender benefits	(31)	(24,735)	(1,003)	—	(258)
Death benefits	(237)	(4,074)	—	—	—
Increase (decrease) from transactions	(269)	14,611	(25,020)	(3)	(235)
Increase (decrease) in net assets	(245)	25,651	16,276	81	2,332
Net assets at beginning of year	1,808	682,038	288,181	3,597	16,066
Net assets at end of year	$1,563	$707,689	$304,457	$3,678	$18,398

Accumulation unit activity
Units outstanding at beginning of year	1,790	417,508	56,381	—	5,404
Units purchased	—	30,544	—	—	126
Units redeemed	(268)	(18,820)	(3,526)	—	(170)
Units outstanding at end of year	1,522	429,232	52,855	—	5,360
See accompanying notes to financial statements.
 62 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Mn St Sm Cap, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Gbl Res, Inst	Janus Henderson VIT Res, Serv	LVIP AC Disc Core Val, Std Cl II
Operations
Investment income (loss) — net	$(16,858)	$2,817	$(895)	$(198)	$(63)
Net realized gain (loss) on sales of investments	39,275	6,101	3,504	543	202
Distributions from capital gains	41,890	—	4,350	434	—
Net change in unrealized appreciation (depreciation) of investments	58,666	44,651	19,006	3,265	6,663
Net increase (decrease) in net assets resulting from operations	122,973	53,569	25,965	4,044	6,802

Contract transactions
Contract purchase payments	—	—	750	—	—
Net transfers(1)	(98,283)	—	—	(1,302)	—
Contract charges	(3,977)	(181)	(50)	—	(11)
Contract terminations:
Surrender benefits	(10,115)	(7,540)	(6,464)	—	(1,474)
Death benefits	—	(860)	(573)	—	(934)
Increase (decrease) from transactions	(112,375)	(8,581)	(6,337)	(1,302)	(2,419)
Increase (decrease) in net assets	10,598	44,988	19,628	2,742	4,383
Net assets at beginning of year	1,152,622	389,225	119,844	12,893	59,843
Net assets at end of year	$1,163,220	$434,213	$139,472	$15,635	$64,226

Accumulation unit activity
Units outstanding at beginning of year	211,648	77,064	38,109	1,719	17,808
Units purchased	83	—	226	—	—
Units redeemed	(14,788)	(1,527)	(1,939)	(308)	(668)
Units outstanding at end of year	196,943	75,537	36,396	1,411	17,140
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 63

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl
Operations
Investment income (loss) — net	$6,317	$10	$39	$(6,066)	$1,833
Net realized gain (loss) on sales of investments	(1,695)	3	37	28,645	567
Distributions from capital gains	—	—	202	36,555	7,960
Net change in unrealized appreciation (depreciation) of investments	(3,953)	10	6	42,325	(121)
Net increase (decrease) in net assets resulting from operations	669	23	284	101,459	10,239

Contract transactions
Contract purchase payments	956	—	—	1,092	—
Net transfers(1)	37,934	(9)	(2)	(42,689)	(1)
Contract charges	(607)	—	(1)	(963)	—
Contract terminations:
Surrender benefits	(11,889)	—	(121)	(19,617)	—
Death benefits	(6,535)	—	—	—	—
Increase (decrease) from transactions	19,859	(9)	(124)	(62,177)	(1)
Increase (decrease) in net assets	20,528	14	160	39,282	10,238
Net assets at beginning of year	250,225	1,207	4,214	397,259	133,732
Net assets at end of year	$270,753	$1,221	$4,374	$436,541	$143,970

Accumulation unit activity
Units outstanding at beginning of year	181,111	—	128	76,004	42,262
Units purchased	29,509	—	—	199	—
Units redeemed	(13,833)	—	(44)	(10,412)	—
Units outstanding at end of year	196,787	—	84	65,791	42,262
See accompanying notes to financial statements.
 64 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Val, Std Cl II	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$1,102	$(667)	$(1,504)	$19,976	$31
Net realized gain (loss) on sales of investments	887	223	(3,738)	2,492	1,447
Distributions from capital gains	4,079	6,085	—	101,330	139
Net change in unrealized appreciation (depreciation) of investments	(582)	3,380	12,074	(11,504)	(1,592)
Net increase (decrease) in net assets resulting from operations	5,486	9,021	6,832	112,294	25

Contract transactions
Contract purchase payments	—	—	—	—	125
Net transfers(1)	—	2	(1)	142,601	(5)
Contract charges	(23)	(518)	(952)	(4,094)	(11)
Contract terminations:
Surrender benefits	(531)	—	(12,068)	(9,442)	(9,696)
Death benefits	(1,018)	—	—	—	—
Increase (decrease) from transactions	(1,572)	(516)	(13,021)	129,065	(9,587)
Increase (decrease) in net assets	3,914	8,505	(6,189)	241,359	(9,562)
Net assets at beginning of year	69,467	61,336	120,319	1,960,459	14,474
Net assets at end of year	$73,381	$69,841	$114,130	$2,201,818	$4,912

Accumulation unit activity
Units outstanding at beginning of year	14,322	22,688	19,701	666,509	1,520
Units purchased	—	—	—	44,029	—
Units redeemed	(307)	(170)	(1,941)	(4,086)	(1,520)
Units outstanding at end of year	14,015	22,518	17,760	706,452	—
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 65

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$(75)	$291	$5	$453	$(23)
Net realized gain (loss) on sales of investments	(76)	(15)	—	(1,330)	6
Distributions from capital gains	—	—	—	—	120
Net change in unrealized appreciation (depreciation) of investments	1,926	(147)	1	1,312	(100)
Net increase (decrease) in net assets resulting from operations	1,775	129	6	435	3

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(3)	178	—	—	—
Contract charges	—	(1)	—	(8)	—
Contract terminations:
Surrender benefits	—	(50)	—	(97)	—
Death benefits	—	—	—	(2,393)	—
Increase (decrease) from transactions	(3)	127	—	(2,498)	—
Increase (decrease) in net assets	1,772	256	6	(2,063)	3
Net assets at beginning of year	4,485	5,545	95	12,201	2,617
Net assets at end of year	$6,257	$5,801	$101	$10,138	$2,620

Accumulation unit activity
Units outstanding at beginning of year	—	2,289	—	6,256	—
Units purchased	—	109	—	—	—
Units redeemed	—	(34)	—	(1,272)	—
Units outstanding at end of year	—	2,364	—	4,984	—
See accompanying notes to financial statements.
 66 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Lg Cap Gro, Cl IB	Put VT Lg Cap Val, Cl IA
Operations
Investment income (loss) — net	$6	$2,156	$47	$(2,526)	$(30)
Net realized gain (loss) on sales of investments	—	(508)	10	7,555	76
Distributions from capital gains	—	—	—	7,651	859
Net change in unrealized appreciation (depreciation) of investments	2	1,475	31	35,226	2,183
Net increase (decrease) in net assets resulting from operations	8	3,123	88	47,906	3,088

Contract transactions
Contract purchase payments	—	—	—	500	—
Net transfers(1)	—	—	(7)	—	—
Contract charges	—	(7)	—	(77)	(38)
Contract terminations:
Surrender benefits	—	(73)	—	(16,028)	—
Death benefits	—	(1,507)	—	(952)	—
Increase (decrease) from transactions	—	(1,587)	(7)	(16,557)	(38)
Increase (decrease) in net assets	8	1,536	81	31,349	3,050
Net assets at beginning of year	113	50,510	5,254	157,907	17,373
Net assets at end of year	$121	$52,046	$5,335	$189,256	$20,423

Accumulation unit activity
Units outstanding at beginning of year	—	18,391	1,355	55,326	9,198
Units purchased	—	—	—	165	—
Units redeemed	—	(573)	—	(5,080)	(18)
Units outstanding at end of year	—	17,818	1,355	50,411	9,180
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 67

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$(497)	$(20)	$(192)	$(36)	$(170)
Net realized gain (loss) on sales of investments	2,419	19	(12)	873	72
Distributions from capital gains	6,850	16	1,568	28	95
Net change in unrealized appreciation (depreciation) of investments	15,160	544	216	(55)	2,726
Net increase (decrease) in net assets resulting from operations	23,932	559	1,580	810	2,723

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	569	(3)	(173)	—	(7)
Contract charges	(66)	—	(9)	(13)	—
Contract terminations:
Surrender benefits	(6,479)	—	(256)	(2,624)	—
Death benefits	(1,029)	—	—	—	—
Increase (decrease) from transactions	(7,005)	(3)	(438)	(2,637)	(7)
Increase (decrease) in net assets	16,927	556	1,142	(1,827)	2,716
Net assets at beginning of year	137,643	2,247	34,070	4,539	12,731
Net assets at end of year	$154,570	$2,803	$35,212	$2,712	$15,447

Accumulation unit activity
Units outstanding at beginning of year	73,409	—	11,167	876	1,815
Units purchased	272	—	—	—	—
Units redeemed	(3,540)	—	(138)	(446)	—
Units outstanding at end of year	70,141	—	11,029	430	1,815
See accompanying notes to financial statements.
 68 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$748	$(1,682)	$(13)	$(7)	$(26,367)
Net realized gain (loss) on sales of investments	669	(1,991)	4	6	71,926
Distributions from capital gains	—	—	8	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,715)	(11,768)	91	106	169,220
Net increase (decrease) in net assets resulting from operations	(298)	(15,441)	90	105	214,779

Contract transactions
Contract purchase payments	100	273	—	—	—
Net transfers(1)	3,755	23,778	(3)	(4)	(573)
Contract charges	(284)	(268)	—	—	(7,027)
Contract terminations:
Surrender benefits	(13,140)	(6,032)	—	—	(41,115)
Death benefits	—	(2,388)	—	—	—
Increase (decrease) from transactions	(9,569)	15,363	(3)	(4)	(48,715)
Increase (decrease) in net assets	(9,867)	(78)	87	101	166,064
Net assets at beginning of year	61,214	118,321	2,320	850	1,849,758
Net assets at end of year	$51,347	$118,243	$2,407	$951	$2,015,822

Accumulation unit activity
Units outstanding at beginning of year	22,959	77,357	—	—	787,248
Units purchased	1,445	17,139	—	—	—
Units redeemed	(5,091)	(5,804)	—	—	(19,268)
Units outstanding at end of year	19,313	88,692	—	—	767,980
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 69

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2	VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(1,731)	$(6,197)	$—	$—	$(7,470)
Net realized gain (loss) on sales of investments	1,072	4,475	1	—	4,661
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,741	13,213	28	22	31,051
Net increase (decrease) in net assets resulting from operations	3,082	11,491	29	22	28,242

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(3)	54,062	(2)	(2)	(4)
Contract charges	(5)	(1,724)	—	—	(3,750)
Contract terminations:
Surrender benefits	(9,247)	(6,962)	—	—	(6,566)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(9,255)	45,376	(2)	(2)	(10,320)
Increase (decrease) in net assets	(6,173)	56,867	27	20	17,922
Net assets at beginning of year	114,187	402,952	251	226	529,987
Net assets at end of year	$108,014	$459,819	$278	$246	$547,909

Accumulation unit activity
Units outstanding at beginning of year	91,458	320,910	—	—	445,403
Units purchased	—	42,986	—	—	—
Units redeemed	(7,332)	(6,735)	—	—	(8,345)
Units outstanding at end of year	84,126	357,161	—	—	437,058
See accompanying notes to financial statements.
 70 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$—	$(7,735)	$(26,375)	$(48,529)	$(62,385)
Net realized gain (loss) on sales of investments	1	12,633	162,408	35,754	502,233
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	17	48,818	26,250	261,676	(29,365)
Net increase (decrease) in net assets resulting from operations	18	53,716	162,283	248,901	410,483

Contract transactions
Contract purchase payments	—	—	46	260	—
Net transfers(1)	(5)	(5)	21	(5)	(4)
Contract charges	—	(3,567)	(14,848)	(100)	(6,524)
Contract terminations:
Surrender benefits	—	(22,312)	(151,938)	(20,281)	(623,278)
Death benefits	—	—	(272,888)	—	(131,102)
Increase (decrease) from transactions	(5)	(25,884)	(439,607)	(20,126)	(760,908)
Increase (decrease) in net assets	13	27,832	(277,324)	228,775	(350,425)
Net assets at beginning of year	410	522,932	2,053,242	2,733,777	4,628,873
Net assets at end of year	$423	$550,764	$1,775,918	$2,962,552	$4,278,448

Accumulation unit activity
Units outstanding at beginning of year	—	378,310	1,574,847	1,396,329	2,270,035
Units purchased	—	—	—	132	—
Units redeemed	—	(17,516)	(318,523)	(9,771)	(350,804)
Units outstanding at end of year	—	360,794	1,256,324	1,386,690	1,919,231
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 71

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(11,220)	$(22,208)	$(41,417)	$(96,847)	$(129)
Net realized gain (loss) on sales of investments	44,453	122,039	808,175	443,624	805
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	15,544	(10,379)	(528,063)	143,995	1,264
Net increase (decrease) in net assets resulting from operations	48,777	89,452	238,695	490,772	1,940

Contract transactions
Contract purchase payments	—	80	—	—	—
Net transfers(1)	(4)	(154)	(3)	(53,569)	(992)
Contract charges	(14,359)	(3,789)	(33,524)	(36,068)	—
Contract terminations:
Surrender benefits	(91,683)	(282,800)	(1,435,317)	(638,106)	—
Death benefits	—	(28,761)	—	(117,775)	—
Increase (decrease) from transactions	(106,046)	(315,424)	(1,468,844)	(845,518)	(992)
Increase (decrease) in net assets	(57,269)	(225,972)	(1,230,149)	(354,746)	948
Net assets at beginning of year	978,220	1,925,855	3,104,801	6,948,298	9,380
Net assets at end of year	$920,951	$1,699,883	$1,874,652	$6,593,552	$10,328

Accumulation unit activity
Units outstanding at beginning of year	631,829	1,255,193	1,767,321	3,907,140	2,810
Units purchased	—	—	—	—	—
Units redeemed	(66,504)	(201,388)	(795,648)	(445,775)	(331)
Units outstanding at end of year	565,325	1,053,805	971,673	3,461,365	2,479
See accompanying notes to financial statements.
 72 ■ RiverSource of New York Variable Annuity Account 2

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(4,682)	$—	$—	$—
Net realized gain (loss) on sales of investments	14,980	—	2	2
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	11,075	22	42	30
Net increase (decrease) in net assets resulting from operations	21,373	22	44	32

Contract transactions
Contract purchase payments	956	—	—	—
Net transfers(1)	13,196	(1)	(4)	(4)
Contract charges	(733)	—	—	—
Contract terminations:
Surrender benefits	(15,482)	—	—	—
Death benefits	(800)	—	—	—
Increase (decrease) from transactions	(2,863)	(1)	(4)	(4)
Increase (decrease) in net assets	18,510	21	40	28
Net assets at beginning of year	313,692	232	258	243
Net assets at end of year	$332,202	$253	$298	$271

Accumulation unit activity
Units outstanding at beginning of year	102,251	—	—	—
Units purchased	4,829	—	—	—
Units redeemed	(3,976)	—	—	—
Units outstanding at end of year	103,104	—	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account 2 ■ 73

Notes to Financial Statements
1.
ORGANIZATION
RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.
The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.
RiverSource® Endeavor Select Variable Annuity (Endeavor Select)*
RiverSource® FlexChoice Select Variable Annuity (FlexChoice Select)*
RiverSource® Innovations Select Variable Annuity (Innovations Select)*
RiverSource® Innovations Variable Annuity (Innovations)*
RiverSource® Personal Portfolio Plus[2] Variable Annuity (Personal Portfolio Plus2)*
RiverSource® Personal Portfolio Variable Annuity (Personal Portfolio)*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2025, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period. These financial statements represent all divisions in the Account.
Division	Fund
AB VPS Bal Hedged Alloc, Cl B	AB VPS Balanced Hedged Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
BNY Mellon IP MidCap Stock, Serv	BNY Mellon Investment Portfolios, MidCap Stock Portfolio - Service Shares
BNY Mellon IP Tech Gro, Serv	BNY Mellon Investment Portfolios, Technology Growth Portfolio - Service Shares
BNY Mellon VIF Appr, Serv	BNY Mellon Variable Investment Fund, Appreciation Portfolio - Service Shares
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Acorn	Columbia Variable Portfolio – Acorn Fund (previously Wanger Acorn)
Col VP Acorn Intl	Columbia Variable Portfolio – Acorn International Fund (previously Wanger International)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 3) sometime during the second quarter of 2026)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (renamed to Columbia Variable Portfolio – Small Cap Value Discovery Fund (Class 2) sometime during the second quarter of 2026)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1 (renamed Cantor Fitzgerald Commodity Return Strategy Portfolio, Class 1 sometime during the second quarter of 2026)
 74 ■ RiverSource of New York Variable Annuity Account 2

Division	Fund
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 3) sometime during the second quarter of 2026)
CTIVP Prin Lg Cap Gro, Cl 1	CTIVP® – Principal Large Cap Growth Fund (Class 1) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 1))
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Rising Divd, Cl 2	Franklin Rising Dividends VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Mid Cap Gro, Cl 2	Franklin Small-Mid Cap Growth VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI American Value, Ser II	Invesco V.I. American Value Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II	Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Dis Lg Cap, Ser I	Invesco V.I. Discovery Large Cap Fund, Series I Shares (previously Invesco V.I. Capital Appreciation Fund, Series I Shares)
Invesco VI Dis Lg Cap, Ser II	Invesco V.I. Discovery Large Cap Fund, Series II Shares (previously Invesco V.I. Capital Appreciation Fund, Series II Shares)
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser I	Invesco V.I. EQV International Equity Fund, Series I Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser I	Invesco V.I. Global Strategic Income Fund, Series I Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Mn St Mid Cap, Ser II	Invesco V.I. Main Street Mid Cap Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Janus Henderson VIT Bal, Inst	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Janus Henderson VIT Gbl Res, Inst	Janus Henderson VIT Global Research Portfolio: Institutional Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
LVIP AC Disc Core Val, Std Cl II	LVIP American Century Disciplined Core Value Fund, Standard Class II(1) (renamed LVIP Avantis Large Cap Value Fund, Standard Class II sometime during the second quarter of 2026)
LVIP AC Inflation Prot, Serv Cl	LVIP American Century Inflation Protection Fund, Service Class (2)
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(3)
LVIP AC Mid Cap Val, Serv Cl	LVIP American Century Mid Cap Value Fund, Service Class(4)
LVIP AC Ultra, Serv Cl	LVIP American Century Ultra® Fund, Service Class(5)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(6)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(7)
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Div Inc, Cl IA	Putnam VT Diversified Income Fund – Class IA Shares
Put VT Div Inc, Cl IB	Putnam VT Diversified Income Fund – Class IB Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IA	Putnam VT High Yield Fund – Class IA Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Lg Cap Gro, Cl IB	Putnam VT Large Cap Growth Fund – Class IB Shares
RiverSource of New York Variable Annuity Account 2 ■ 75

Division	Fund
Put VT Lg Cap Val, Cl IA	Putnam VT Large Cap Value Fund – Class IA Shares
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares
Put VT Research, Cl IB	Putnam VT Research Fund – Class IB Shares (renamed Putnam VT U.S. Research Fund – Class IB Shares sometime during the second quarter of 2026)
Put VT Sm Cap Val, Cl IB	Putnam VT Small Cap Value Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Temp Foreign, Cl 2	Templeton Foreign VIP Fund – Class 2
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Temp Gro, Cl 2	Templeton Growth VIP Fund – Class 2
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)

(1)	American Century VP Disciplined Core Value, Class I reorganized into LVIP American Century Disciplined Core Value Fund, Standard Class II on April 26, 2024.
(2)	American Century VP Inflation Protection, Class II reorganized into LVIP American Century Inflation Protection Fund, Service Class on April 26, 2024.
(3)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(4)	American Century VP Mid Cap Value, Class II reorganized into LVIP American Century Mid Cap Value Fund, Service Class on April 26, 2024.
(5)	American Century VP Ultra®, Class II reorganized into LVIP American Century Ultra® Fund, Service Class on April 26, 2024.
(6)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(7)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.
RiverSource Life of NY serves as issuer of the contracts.
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.
Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.
The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.
 76 ■ RiverSource of New York Variable Annuity Account 2

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.
Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The Funds in the Account have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2025.
Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.
Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Subsequent Events
Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.
Segment Reporting
Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures enables investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The Chairman and President and Chief Executive Officer of RiverSource Life Insurance Co. of New York acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.
3.
VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.
Product	Mortality and expense risk fee	Administrative charge
Endeavor Select	0.90% to 1.55% (depending on the contract and death benefit option selected)	0.15%
FlexChoice Select	1.55% to 1.90% (depending on the contract and death benefit option selected)	0.15%
Innovations Select	0.85% to 1.65% (depending on the contract and death benefit option selected)	0.15%
Innovations	0.85% to 1.50% (depending on the contract and death benefit option selected)	0.15%
Personal Portfolio Plus[2]	1.25%	0.15%
Personal Portfolio	1.25%	0.15%
RiverSource of New York Variable Annuity Account 2 ■ 77

4.
CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 to $50 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.
Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.
5.
WITHDRAWAL CHARGES
RiverSource Life of NY may assess a withdrawal charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual division basis.
6.
RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.
Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement*	Columbia Wanger Asset Management, LLC
Administrative Services Agreement*	Columbia Wanger Asset Management, LLC

*
Prior to April 1, 2025, Columbia Wanger Asset Management, LLC (CWAM) furnished investment advisory services to funds in the Columbia Acorn Trust (CAT) and the Columbia
Funds Variable Series Trust (CFVST) (formerly known as Wanger Advisors Trust) under an investment advisory agreement (the Advisory Agreement) and provided administrative services to such funds under a separate administrative services agreement (the Administration Services Agreement). Effective April 1, 2025, CAT and CFVST, on behalf of these funds, entered into a new management services agreement (the Management Agreement) that combined the management services fee that was previously paid under the
Advisory Agreement with the administrative services fee that was previously paid under the Administration Services Agreement. Pursuant to a Novation of Management
Agreement effective July 7, 2025, Columbia Management Investment Advisors, LLC (CMIA) replaced CWAM, a wholly owned subsidiary of CMIA as a party to the Management
Agreement.

7.
INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2025 were as follows:

Division	Purchases
AB VPS Bal Hedged Alloc, Cl B	$8,663
AB VPS Intl Val, Cl B	13,365
AB VPS Lg Cap Gro, Cl B	1,045
AB VPS Relative Val, Cl B	19,320
AB VPS Sus Gbl Thematic, Cl B	2,014
BNY Mellon IP MidCap Stock, Serv	218
BNY Mellon IP Tech Gro, Serv	60,077
BNY Mellon VIF Appr, Serv	915
CB Var Sm Cap Gro, Cl I	320
Col VP Acorn	19,094
Col VP Acorn Intl	41,679
Col VP Bal, Cl 3	289
Col VP Disciplined Core, Cl 3	4,205
Col VP Divd Opp, Cl 3	30,239
Col VP Emer Mkts, Cl 3	6,189
Col VP Govt Money Mkt, Cl 3	5,363
Col VP Hi Yield Bond, Cl 3	4,041
Col VP Inc Opp, Cl 3	4,877
Col VP Inter Bond, Cl 3	14,728
Col VP Lg Cap Gro, Cl 3	—
Col VP Lg Cap Index, Cl 3	—
Col VP Overseas Core, Cl 3	212
Col VP Select Lg Cap Val, Cl 3	1
Division	Purchases
Col VP Select Mid Cap Gro, Cl 3	$1,000
Col VP Select Mid Cap Val, Cl 3	2
Col VP Sm Cap Val, Cl 2	2,930
Col VP US Govt Mtge, Cl 3	10,780
CS Commodity Return, Cl 1	81
CTIVP BR Gl Infl Prot Sec, Cl 3	4,072
CTIVP Prin Lg Cap Gro, Cl 1	721
CTIVP Vty Sycamore Estb Val, Cl 3	1
EV VT Floating-Rate Inc, Init Cl	3,337
Fid VIP Contrafund, Serv Cl 2	1,134,722
Fid VIP Gro, Serv Cl 2	141,643
Fid VIP Invest Gr, Serv Cl 2	34,375
Fid VIP Mid Cap, Serv Cl 2	123,025
Fid VIP Overseas, Serv Cl 2	18,971
Frank Global Real Est, Cl 2	27
Frank Inc, Cl 2	183
Frank Mutual Shares, Cl 2	92,653
Frank Rising Divd, Cl 2	394
Frank Sm Cap Val, Cl 2	3,361
Frank Sm Mid Cap Gro, Cl 2	194,394
GS VIT Mid Cap Val, Inst	79,690
GS VIT U.S. Eq Insights, Inst	781
Invesco VI Am Fran, Ser II	1,272
 78 ■ RiverSource of New York Variable Annuity Account 2

Division	Purchases
Invesco VI American Value, Ser II	$17,759
Invesco VI Comstock, Ser II	126,840
Invesco VI Core Eq, Ser I	25,694
Invesco VI Core Eq, Ser II	379
Invesco VI Dis Lg Cap, Ser I	27,632
Invesco VI Dis Lg Cap, Ser II	556,260
Invesco VI Dis Mid Cap Gro, Ser II	15,964
Invesco VI EQV Intl Eq, Ser I	2,507
Invesco VI EQV Intl Eq, Ser II	965
Invesco VI Gbl Strat Inc, Ser I	81
Invesco VI Gbl Strat Inc, Ser II	69,806
Invesco VI Global, Ser II	45,633
Invesco VI Hlth, Ser II	180
Invesco VI Mn St Mid Cap, Ser II	3,321
Invesco VI Mn St Sm Cap, Ser II	105,602
Janus Henderson VIT Bal, Inst	24,040
Janus Henderson VIT Gbl Res, Inst	15,501
Janus Henderson VIT Res, Serv	2,302
LVIP AC Disc Core Val, Std Cl II	1,066
LVIP AC Inflation Prot, Serv Cl	53,286
LVIP AC Intl, Serv Cl	15
LVIP AC Mid Cap Val, Serv Cl	443
LVIP AC Ultra, Serv Cl	67,601
LVIP AC Val, Serv Cl	14,268
LVIP AC Val, Std Cl II	7,299
MFS Mass Inv Gro Stock, Serv Cl	519
MFS New Dis, Serv Cl	2
MFS Total Return, Serv Cl	289,775
MFS Utilities, Serv Cl	217
MS VIF Dis, Cl II	28
PIMCO VIT All Asset, Advisor Cl	504
Put VT Div Inc, Cl IA	7
Put VT Div Inc, Cl IB	633
Put VT Global Hlth Care, Cl IB	187
Division	Purchases
Put VT Hi Yield, Cl IA	$8
Put VT Hi Yield, Cl IB	3,315
Put VT Intl Eq, Cl IB	382
Put VT Lg Cap Gro, Cl IB	18,712
Put VT Lg Cap Val, Cl IA	1,778
Put VT Lg Cap Val, Cl IB	13,900
Put VT Research, Cl IB	192
Put VT Sm Cap Val, Cl IB	4,008
Put VT Sus Leaders, Cl IA	447
Put VT Sus Leaders, Cl IB	1,893
Temp Foreign, Cl 2	6,186
Temp Global Bond, Cl 2	15,039
Temp Gro, Cl 2	227
VP Aggr, Cl 2	—
VP Aggr, Cl 4	470
VP Conserv, Cl 2	—
VP Conserv, Cl 4	—
VP Man Risk US, Cl 2	—
VP Man Risk, Cl 2	—
VP Man Vol Conserv Gro, Cl 2	—
VP Man Vol Conserv, Cl 2	—
VP Man Vol Gro, Cl 2	—
VP Man Vol Mod Gro, Cl 2	—
VP Mod Aggr, Cl 2	1
VP Mod Aggr, Cl 4	176,487
VP Mod Conserv, Cl 2	396,557
VP Mod Conserv, Cl 4	—
VP Mod, Cl 2	—
VP Mod, Cl 4	525
VP Ptnrs Core Eq, Cl 3	799
VP Ptnrs Sm Cap Val, Cl 3	34,423
VP US Flex Conserv Gro, Cl 2	—
VP US Flex Gro, Cl 2	—
VP US Flex Mod Gro, Cl 2	—
RiverSource of New York Variable Annuity Account 2 ■ 79

8.
FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the division(s).
	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
AB VPS Bal Hedged Alloc, Cl B
2025	44	$2.54	to	$2.25	$108	1.91%	1.00%	to	1.70%	16.20%	to	15.38%
2024	46	$2.18	to	$1.95	$97	1.91%	1.00%	to	1.70%	7.48%	to	6.74%
2023	56	$2.03	to	$1.83	$110	1.04%	1.00%	to	1.70%	11.54%	to	10.77%
2022	89	$1.82	to	$1.65	$157	3.06%	1.00%	to	1.70%	(19.98)%	to	(20.53)%
2021	92	$2.28	to	$2.07	$201	0.26%	1.00%	to	1.70%	12.24%	to	11.45%
AB VPS Intl Val, Cl B
2025	206	$2.05	to	$1.74	$352	2.23%	1.00%	to	2.05%	39.88%	to	38.41%
2024	246	$1.47	to	$1.26	$302	2.33%	1.00%	to	2.05%	3.77%	to	2.68%
2023	237	$1.41	to	$1.23	$282	0.68%	1.00%	to	2.05%	13.69%	to	12.51%
2022	266	$1.24	to	$1.09	$280	4.19%	1.00%	to	2.05%	(14.65)%	to	(15.54)%
2021	279	$1.46	to	$1.29	$345	1.72%	1.00%	to	2.05%	9.75%	to	8.60%
AB VPS Lg Cap Gro, Cl B
2025	1	$11.10	to	$9.57	$11	— %	1.00%	to	1.65%	11.73%	to	11.01%
2024	1	$9.94	to	$8.62	$11	— %	1.00%	to	1.65%	23.70%	to	22.90%
2023	1	$8.03	to	$7.02	$9	— %	1.00%	to	1.65%	33.45%	to	32.59%
2022	1	$6.02	to	$5.29	$7	— %	1.00%	to	1.65%	(29.39)%	to	(29.85)%
2021	2	$8.52	to	$7.54	$17	— %	1.00%	to	1.65%	27.37%	to	26.55%
AB VPS Relative Val, Cl B
2025	30	$6.23	to	$4.23	$176	0.90%	1.00%	to	2.05%	9.10%	to	7.96%
2024	31	$5.71	to	$3.92	$166	1.41%	1.00%	to	2.05%	11.64%	to	10.46%
2023	46	$5.12	to	$3.55	$228	1.29%	1.00%	to	2.05%	10.61%	to	9.46%
2022	47	$4.63	to	$3.24	$211	1.06%	1.00%	to	2.05%	(5.37)%	to	(6.35)%
2021	37	$4.89	to	$3.46	$179	0.63%	1.00%	to	2.05%	26.57%	to	25.25%
AB VPS Sus Gbl Thematic, Cl B
2025	3	$4.47	to	$2.71	$16	— %	1.00%	to	2.05%	4.97%	to	3.87%
2024	3	$4.26	to	$2.61	$16	— %	1.00%	to	2.05%	4.90%	to	3.80%
2023	3	$4.06	to	$2.52	$16	0.03%	1.00%	to	2.05%	14.55%	to	13.36%
2022	3	$3.54	to	$2.22	$15	— %	1.00%	to	2.05%	(27.89)%	to	(28.65)%
2021	13	$4.92	to	$3.11	$68	— %	1.00%	to	2.05%	21.35%	to	20.08%
BNY Mellon IP MidCap Stock, Serv
2025	0	$3.59	to	$3.52	$2	0.43%	1.05%	to	1.70%	8.66%	to	7.96%
2024	0	$3.30	to	$3.26	$2	0.59%	1.05%	to	1.70%	11.15%	to	10.43%
2023	0	$2.97	to	$2.95	$2	0.54%	1.05%	to	1.70%	16.76%	to	16.00%
2022	0	$2.54	to	$2.54	$2	0.45%	1.05%	to	1.70%	(15.18)%	to	(15.73)%
2021	0	$3.00	to	$3.02	$2	0.43%	1.05%	to	1.70%	24.25%	to	23.44%
BNY Mellon IP Tech Gro, Serv
2025	13	$9.28	to	$8.04	$112	— %	1.05%	to	1.70%	26.54%	to	25.72%
2024	15	$7.34	to	$6.39	$104	— %	1.05%	to	1.70%	24.07%	to	23.26%
2023	18	$5.91	to	$5.19	$100	— %	1.05%	to	1.70%	57.35%	to	56.33%
2022	23	$3.76	to	$3.32	$82	— %	1.05%	to	1.70%	(47.08)%	to	(47.42)%
2021	17	$7.10	to	$6.31	$112	— %	1.05%	to	1.70%	11.47%	to	10.74%
BNY Mellon VIF Appr, Serv
2025	—	$4.97	to	$4.55	$6	0.16%	1.05%	to	1.70%	8.64%	to	7.93%
2024	—	$4.57	to	$4.21	$6	0.18%	1.05%	to	1.70%	11.30%	to	10.58%
2023	—	$4.11	to	$3.81	$5	0.49%	1.05%	to	1.70%	19.41%	to	18.64%
2022	—	$3.44	to	$3.21	$4	0.43%	1.05%	to	1.70%	(19.11)%	to	(19.63)%
2021	—	$4.25	to	$4.00	$6	0.20%	1.05%	to	1.70%	25.45%	to	24.64%
CB Var Sm Cap Gro, Cl I
2025	—	$4.84	to	$4.11	$5	— %	1.00%	to	2.05%	8.14%	to	7.02%
2024	—	$4.47	to	$3.84	$4	— %	1.00%	to	2.05%	3.46%	to	2.37%
2023	—	$4.32	to	$3.76	$4	— %	1.00%	to	2.05%	7.33%	to	6.21%
2022	—	$4.03	to	$3.54	$4	— %	1.00%	to	2.05%	(29.55)%	to	(30.29)%
 80 ■ RiverSource of New York Variable Annuity Account 2

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	—	$5.72	to	$5.07	$6	— %	1.00%	to	2.05%	11.49%	to	10.33%
Col VP Acorn
2025	46	$4.11	to	$3.49	$181	— %	1.00%	to	2.05%	3.43%	to	2.35%
2024	44	$3.97	to	$3.41	$167	— %	1.00%	to	2.05%	13.04%	to	11.85%
2023	48	$3.51	to	$3.05	$161	— %	1.00%	to	2.05%	20.53%	to	19.27%
2022	50	$2.91	to	$2.56	$140	— %	1.00%	to	2.05%	(34.13)%	to	(34.81)%
2021	43	$4.42	to	$3.92	$186	0.77%	1.00%	to	2.05%	7.82%	to	6.69%
Col VP Acorn Intl
2025	107	$1.94	to	$1.65	$316	1.26%	1.00%	to	2.05%	11.64%	to	10.47%
2024	105	$1.74	to	$1.50	$279	1.41%	1.00%	to	2.05%	(9.17)%	to	(10.12)%
2023	97	$1.92	to	$1.66	$285	0.33%	1.00%	to	2.05%	15.79%	to	14.59%
2022	102	$1.66	to	$1.45	$261	0.90%	1.00%	to	2.05%	(34.50)%	to	(35.19)%
2021	88	$2.53	to	$2.24	$347	0.56%	1.00%	to	2.05%	17.63%	to	16.39%
Col VP Bal, Cl 3
2025	61	$3.99	to	$3.99	$243	— %	1.40%	to	1.40%	12.33%	to	12.33%
2024	62	$3.55	to	$3.55	$219	— %	1.40%	to	1.40%	12.83%	to	12.83%
2023	85	$3.15	to	$3.15	$269	— %	1.40%	to	1.40%	19.55%	to	19.55%
2022	87	$2.63	to	$2.63	$229	— %	1.40%	to	1.40%	(17.90)%	to	(17.90)%
2021	87	$3.21	to	$3.21	$280	— %	1.40%	to	1.40%	13.14%	to	13.14%
Col VP Disciplined Core, Cl 3
2025	38	$5.11	to	$5.80	$207	— %	1.00%	to	2.05%	13.35%	to	12.17%
2024	46	$4.51	to	$5.17	$221	— %	1.00%	to	2.05%	24.64%	to	23.33%
2023	48	$3.62	to	$4.19	$186	— %	1.00%	to	2.05%	23.00%	to	21.72%
2022	56	$2.94	to	$3.45	$177	— %	1.00%	to	2.05%	(19.64)%	to	(20.47)%
2021	79	$3.66	to	$4.33	$311	— %	1.00%	to	2.05%	31.25%	to	29.88%
Col VP Divd Opp, Cl 3
2025	164	$7.34	to	$3.46	$746	— %	1.00%	to	2.05%	14.53%	to	13.33%
2024	161	$6.41	to	$3.05	$646	— %	1.00%	to	2.05%	14.12%	to	12.92%
2023	169	$5.62	to	$2.70	$602	— %	1.00%	to	2.05%	3.91%	to	2.83%
2022	162	$5.40	to	$2.63	$563	— %	1.00%	to	2.05%	(2.22)%	to	(3.24)%
2021	193	$5.53	to	$2.72	$695	— %	1.00%	to	2.05%	24.76%	to	23.46%
Col VP Emer Mkts, Cl 3
2025	161	$1.74	to	$1.48	$455	0.17%	1.00%	to	2.05%	29.71%	to	28.37%
2024	172	$1.34	to	$1.15	$378	1.11%	1.00%	to	2.05%	4.45%	to	3.35%
2023	169	$1.28	to	$1.11	$356	— %	1.00%	to	2.05%	8.22%	to	7.09%
2022	172	$1.19	to	$1.04	$338	— %	1.00%	to	2.05%	(33.64)%	to	(34.34)%
2021	155	$1.79	to	$1.58	$454	0.94%	1.00%	to	2.05%	(8.25)%	to	(9.22)%
Col VP Govt Money Mkt, Cl 3
2025	31	$1.11	to	$0.87	$62	3.85%	1.00%	to	2.05%	2.80%	to	1.75%
2024	412	$1.08	to	$0.86	$466	4.73%	1.00%	to	2.05%	3.82%	to	2.73%
2023	405	$1.04	to	$0.83	$442	4.51%	1.00%	to	2.05%	3.56%	to	2.48%
2022	431	$1.00	to	$0.81	$454	1.86%	1.00%	to	2.05%	0.16%	to	(0.89)%
2021	80	$1.00	to	$0.82	$103	0.01%	1.00%	to	2.05%	(0.97)%	to	(2.01)%
Col VP Hi Yield Bond, Cl 3
2025	8	$2.14	to	$1.82	$35	6.09%	1.00%	to	2.05%	7.47%	to	6.34%
2024	8	$1.99	to	$1.71	$42	5.74%	1.00%	to	2.05%	5.88%	to	4.76%
2023	9	$1.88	to	$1.63	$46	5.42%	1.00%	to	2.05%	10.97%	to	9.81%
2022	9	$1.69	to	$1.48	$42	5.13%	1.00%	to	2.05%	(11.59)%	to	(12.51)%
2021	10	$1.91	to	$1.70	$50	4.98%	1.00%	to	2.05%	3.82%	to	2.74%
Col VP Inc Opp, Cl 3
2025	17	$2.04	to	$1.73	$52	1.95%	1.00%	to	2.05%	7.50%	to	6.37%
2024	22	$1.89	to	$1.63	$60	5.34%	1.00%	to	2.05%	4.84%	to	3.74%
2023	23	$1.81	to	$1.57	$58	5.02%	1.00%	to	2.05%	10.41%	to	9.26%
2022	25	$1.64	to	$1.43	$58	4.43%	1.00%	to	2.05%	(11.10)%	to	(12.03)%
RiverSource of New York Variable Annuity Account 2 ■ 81

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	44	$1.84	to	$1.63	$108	9.01%	1.00%	to	2.05%	3.44%	to	2.36%
Col VP Inter Bond, Cl 3
2025	117	$1.69	to	$1.14	$193	4.51%	1.00%	to	2.05%	7.96%	to	6.83%
2024	266	$1.57	to	$1.07	$408	3.35%	1.00%	to	2.05%	0.83%	to	(0.23)%
2023	614	$1.55	to	$1.07	$938	2.21%	1.00%	to	2.05%	5.14%	to	4.04%
2022	631	$1.48	to	$1.03	$919	3.05%	1.00%	to	2.05%	(17.99)%	to	(18.84)%
2021	661	$1.80	to	$1.27	$1,174	3.18%	1.00%	to	2.05%	(1.34)%	to	(2.37)%
Col VP Lg Cap Gro, Cl 3
2025	—	$9.89	to	$7.24	$8	— %	1.00%	to	2.05%	14.83%	to	13.63%
2024	—	$8.61	to	$6.37	$7	— %	1.00%	to	2.05%	29.88%	to	28.51%
2023	—	$6.63	to	$4.96	$5	— %	1.00%	to	2.05%	41.53%	to	40.06%
2022	—	$4.69	to	$3.54	$4	— %	1.00%	to	2.05%	(32.13)%	to	(32.84)%
2021	—	$6.90	to	$5.27	$6	— %	1.00%	to	2.05%	27.26%	to	25.93%
Col VP Lg Cap Index, Cl 3
2025	216	$9.15	to	$5.82	$1,861	— %	1.00%	to	2.05%	16.26%	to	15.04%
2024	224	$7.87	to	$5.06	$1,664	— %	1.00%	to	2.05%	23.30%	to	22.00%
2023	256	$6.39	to	$4.15	$1,539	— %	1.00%	to	2.05%	24.57%	to	23.27%
2022	259	$5.13	to	$3.36	$1,253	— %	1.00%	to	2.05%	(19.26)%	to	(20.10)%
2021	271	$6.35	to	$4.21	$1,628	— %	1.00%	to	2.05%	26.94%	to	25.62%
Col VP Overseas Core, Cl 3
2025	3	$2.61	to	$2.22	$10	1.91%	1.00%	to	2.05%	36.73%	to	35.31%
2024	4	$1.91	to	$1.64	$10	4.21%	1.00%	to	2.05%	2.31%	to	1.24%
2023	5	$1.87	to	$1.62	$10	1.83%	1.00%	to	2.05%	14.33%	to	13.14%
2022	7	$1.63	to	$1.43	$13	0.82%	1.00%	to	2.05%	(15.65)%	to	(16.53)%
2021	9	$1.93	to	$1.71	$18	1.20%	1.00%	to	2.05%	8.79%	to	7.64%
Col VP Select Lg Cap Val, Cl 3
2025	—	$4.75	to	$4.51	$3	— %	1.05%	to	1.70%	26.76%	to	25.94%
2024	—	$3.75	to	$3.58	$2	— %	1.05%	to	1.70%	11.57%	to	10.84%
2023	—	$3.36	to	$3.23	$2	— %	1.05%	to	1.70%	4.13%	to	3.46%
2022	—	$3.22	to	$3.12	$2	— %	1.05%	to	1.70%	(2.98)%	to	(3.60)%
2021	—	$3.32	to	$3.24	$2	— %	1.05%	to	1.70%	24.83%	to	24.02%
Col VP Select Mid Cap Gro, Cl 3
2025	6	$4.85	to	$4.52	$29	— %	1.05%	to	1.70%	13.80%	to	13.06%
2024	9	$4.26	to	$4.00	$34	— %	1.05%	to	1.70%	22.23%	to	21.43%
2023	10	$3.49	to	$3.29	$31	— %	1.05%	to	1.70%	23.78%	to	22.98%
2022	12	$2.82	to	$2.68	$31	— %	1.05%	to	1.70%	(31.64)%	to	(32.08)%
2021	14	$4.12	to	$3.94	$52	— %	1.05%	to	1.70%	15.19%	to	14.45%
Col VP Select Mid Cap Val, Cl 3
2025	—	$4.62	to	$3.92	$4	— %	1.00%	to	2.05%	12.88%	to	11.70%
2024	—	$4.09	to	$3.51	$4	— %	1.00%	to	2.05%	11.29%	to	10.12%
2023	—	$3.67	to	$3.19	$3	— %	1.00%	to	2.05%	9.09%	to	7.95%
2022	—	$3.37	to	$2.95	$3	— %	1.00%	to	2.05%	(10.46)%	to	(11.40)%
2021	—	$3.76	to	$3.33	$3	— %	1.00%	to	2.05%	30.82%	to	29.46%
Col VP Sm Cap Val, Cl 2
2025	2	$4.25	to	$3.62	$11	0.99%	1.00%	to	2.05%	13.52%	to	12.33%
2024	2	$3.75	to	$3.22	$10	0.54%	1.00%	to	2.05%	7.58%	to	6.45%
2023	2	$3.48	to	$3.02	$10	0.42%	1.00%	to	2.05%	20.46%	to	19.20%
2022	2	$2.89	to	$2.54	$8	0.50%	1.00%	to	2.05%	(9.87)%	to	(10.82)%
2021	2	$3.21	to	$2.84	$9	0.52%	1.00%	to	2.05%	27.52%	to	26.20%
Col VP US Govt Mtge, Cl 3
2025	341	$1.22	to	$0.95	$389	2.13%	1.00%	to	2.05%	7.97%	to	6.85%
2024	343	$1.13	to	$0.89	$364	3.30%	1.00%	to	2.05%	0.43%	to	(0.63)%
2023	382	$1.13	to	$0.89	$402	2.65%	1.00%	to	2.05%	4.50%	to	3.41%
2022	382	$1.08	to	$0.86	$386	1.96%	1.00%	to	2.05%	(15.11)%	to	(16.00)%
 82 ■ RiverSource of New York Variable Annuity Account 2

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	417	$1.27	to	$1.03	$499	1.92%	1.00%	to	2.05%	(2.04)%	to	(3.08)%
CS Commodity Return, Cl 1
2025	—	$0.90	to	$0.76	$2	4.09%	1.00%	to	2.05%	14.21%	to	13.02%
2024	—	$0.79	to	$0.67	$2	2.91%	1.00%	to	2.05%	3.78%	to	2.69%
2023	—	$0.76	to	$0.66	$2	20.58%	1.00%	to	2.05%	(10.02)%	to	(10.96)%
2022	—	$0.84	to	$0.74	$2	15.68%	1.00%	to	2.05%	14.88%	to	13.68%
2021	—	$0.73	to	$0.65	$2	4.92%	1.00%	to	2.05%	26.63%	to	25.31%
CTIVP BR Gl Infl Prot Sec, Cl 3
2025	21	$1.23	to	$1.05	$35	3.54%	1.00%	to	2.05%	2.85%	to	1.77%
2024	21	$1.20	to	$1.03	$33	1.88%	1.00%	to	2.05%	(2.04)%	to	(3.08)%
2023	19	$1.22	to	$1.06	$32	8.87%	1.00%	to	2.05%	2.92%	to	1.85%
2022	18	$1.19	to	$1.04	$30	4.37%	1.00%	to	2.05%	(18.41)%	to	(19.25)%
2021	18	$1.46	to	$1.29	$37	0.69%	1.00%	to	2.05%	3.44%	to	2.35%
CTIVP Prin Lg Cap Gro, Cl 1
2025	26	$3.59	to	$3.24	$91	— %	1.00%	to	2.05%	12.64%	to	11.47%
2024	29	$3.18	to	$2.91	$89	— %	1.00%	to	2.05%	20.21%	to	18.94%
2023	30	$2.65	to	$2.44	$79	— %	1.00%	to	2.05%	38.15%	to	36.72%
2022	31	$1.92	to	$1.79	$58	— %	1.00%	to	2.05%	(28.72)%	to	(29.46)%
2021	3	$2.69	to	$2.53	$9	— %	1.00%	to	2.05%	17.39%	to	16.17%
CTIVP Vty Sycamore Estb Val, Cl 3
2025	—	$4.83	to	$4.10	$4	— %	1.00%	to	2.05%	1.11%	to	0.05%
2024	—	$4.77	to	$4.10	$4	— %	1.00%	to	2.05%	8.67%	to	7.53%
2023	—	$4.39	to	$3.81	$3	— %	1.00%	to	2.05%	8.72%	to	7.59%
2022	—	$4.04	to	$3.54	$3	— %	1.00%	to	2.05%	(3.85)%	to	(4.85)%
2021	—	$4.20	to	$3.72	$3	— %	1.00%	to	2.05%	30.44%	to	29.08%
EV VT Floating-Rate Inc, Init Cl
2025	4	$1.58	to	$1.34	$54	6.72%	1.00%	to	2.05%	2.94%	to	1.86%
2024	4	$1.53	to	$1.32	$52	7.77%	1.00%	to	2.05%	6.56%	to	5.44%
2023	3	$1.44	to	$1.25	$49	8.21%	1.00%	to	2.05%	10.11%	to	8.96%
2022	3	$1.31	to	$1.15	$45	4.61%	1.00%	to	2.05%	(3.70)%	to	(4.71)%
2021	4	$1.36	to	$1.20	$47	2.90%	1.00%	to	2.05%	2.59%	to	1.52%
Fid VIP Contrafund, Serv Cl 2
2025	704	$11.92	to	$6.16	$6,802	— %	1.00%	to	2.05%	19.99%	to	18.74%
2024	980	$9.94	to	$5.19	$7,625	0.03%	1.00%	to	2.05%	32.11%	to	30.73%
2023	1,021	$7.52	to	$3.97	$6,062	0.26%	1.00%	to	2.05%	31.80%	to	30.43%
2022	1,073	$5.71	to	$3.04	$4,870	0.26%	1.00%	to	2.05%	(27.22)%	to	(27.98)%
2021	1,102	$7.84	to	$4.22	$6,961	0.03%	1.00%	to	2.05%	26.24%	to	24.93%
Fid VIP Gro, Serv Cl 2
2025	103	$12.27	to	$7.62	$1,104	0.05%	1.00%	to	1.70%	13.47%	to	12.68%
2024	103	$10.81	to	$6.76	$980	— %	1.00%	to	1.70%	28.78%	to	27.87%
2023	103	$8.40	to	$5.29	$771	0.00%	1.00%	to	1.70%	34.54%	to	33.61%
2022	105	$6.24	to	$3.96	$583	0.35%	1.00%	to	1.70%	(25.39)%	to	(25.91)%
2021	106	$8.37	to	$5.34	$795	— %	1.00%	to	1.70%	21.69%	to	20.83%
Fid VIP Invest Gr, Serv Cl 2
2025	163	$1.28	to	$1.09	$237	3.42%	1.00%	to	2.05%	5.86%	to	4.77%
2024	167	$1.21	to	$1.04	$230	3.34%	1.00%	to	2.05%	0.48%	to	(0.57)%
2023	158	$1.21	to	$1.05	$218	2.55%	1.00%	to	2.05%	4.95%	to	3.85%
2022	155	$1.15	to	$1.01	$205	1.99%	1.00%	to	2.05%	(14.07)%	to	(14.97)%
2021	193	$1.34	to	$1.19	$299	1.78%	1.00%	to	2.05%	(1.89)%	to	(2.89)%
Fid VIP Mid Cap, Serv Cl 2
2025	123	$9.49	to	$3.51	$955	0.25%	1.00%	to	2.05%	10.38%	to	9.23%
2024	125	$8.60	to	$3.21	$880	0.28%	1.00%	to	2.05%	16.00%	to	14.79%
2023	185	$7.42	to	$2.80	$1,184	0.39%	1.00%	to	2.05%	13.66%	to	12.48%
2022	186	$6.52	to	$2.49	$1,056	0.27%	1.00%	to	2.05%	(15.81)%	to	(16.69)%
RiverSource of New York Variable Annuity Account 2 ■ 83

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	189	$7.75	to	$2.99	$1,282	0.34%	1.00%	to	2.05%	24.05%	to	22.76%
Fid VIP Overseas, Serv Cl 2
2025	36	$4.80	to	$2.31	$149	1.32%	1.00%	to	2.05%	18.85%	to	17.63%
2024	42	$4.04	to	$1.96	$141	1.39%	1.00%	to	2.05%	3.75%	to	2.67%
2023	42	$3.89	to	$1.91	$139	0.81%	1.00%	to	2.05%	19.03%	to	17.79%
2022	45	$3.27	to	$1.62	$122	0.83%	1.00%	to	2.05%	(25.43)%	to	(26.21)%
2021	49	$4.39	to	$2.20	$181	0.33%	1.00%	to	2.05%	18.21%	to	16.97%
Frank Global Real Est, Cl 2
2025	1	$2.46	to	$2.18	$2	1.40%	1.00%	to	1.65%	6.86%	to	6.16%
2024	1	$2.30	to	$2.05	$2	1.82%	1.00%	to	1.65%	(1.31)%	to	(1.96)%
2023	1	$2.34	to	$2.09	$2	4.15%	1.00%	to	1.65%	10.33%	to	9.61%
2022	13	$2.12	to	$1.91	$28	2.33%	1.00%	to	1.65%	(26.80)%	to	(27.27)%
2021	15	$2.89	to	$2.63	$43	0.90%	1.00%	to	1.65%	25.53%	to	24.72%
Frank Inc, Cl 2
2025	—	$2.43	to	$2.07	$3	5.07%	1.00%	to	2.05%	11.44%	to	10.28%
2024	—	$2.18	to	$1.88	$3	5.14%	1.00%	to	2.05%	6.13%	to	5.01%
2023	—	$2.06	to	$1.79	$3	5.16%	1.00%	to	2.05%	7.55%	to	6.42%
2022	—	$1.91	to	$1.68	$2	4.86%	1.00%	to	2.05%	(6.42)%	to	(7.39)%
2021	—	$2.04	to	$1.81	$3	4.65%	1.00%	to	2.05%	15.60%	to	14.38%
Frank Mutual Shares, Cl 2
2025	194	$4.21	to	$2.65	$764	2.00%	1.00%	to	1.70%	10.41%	to	9.64%
2024	219	$3.81	to	$2.42	$787	1.99%	1.00%	to	1.70%	10.16%	to	9.39%
2023	226	$3.46	to	$2.21	$738	1.98%	1.00%	to	1.70%	12.34%	to	11.56%
2022	316	$3.08	to	$1.98	$914	1.84%	1.00%	to	1.70%	(8.35)%	to	(8.99)%
2021	330	$3.36	to	$2.18	$1,048	2.94%	1.00%	to	1.70%	17.98%	to	17.16%
Frank Rising Divd, Cl 2
2025	—	$4.68	to	$4.41	$4	0.81%	1.05%	to	1.70%	10.64%	to	9.92%
2024	—	$4.23	to	$4.01	$4	1.00%	1.05%	to	1.70%	9.62%	to	8.91%
2023	—	$3.86	to	$3.69	$3	0.92%	1.05%	to	1.70%	10.91%	to	10.19%
2022	—	$3.48	to	$3.35	$3	0.80%	1.05%	to	1.70%	(11.50)%	to	(12.08)%
2021	—	$3.93	to	$3.80	$3	0.86%	1.05%	to	1.70%	25.47%	to	24.66%
Frank Sm Cap Val, Cl 2
2025	5	$7.49	to	$6.45	$37	0.83%	1.00%	to	1.65%	6.59%	to	5.88%
2024	11	$7.02	to	$6.10	$72	1.03%	1.00%	to	1.65%	10.59%	to	9.87%
2023	15	$6.35	to	$5.55	$91	0.52%	1.00%	to	1.65%	11.63%	to	10.91%
2022	16	$5.69	to	$5.00	$84	0.99%	1.00%	to	1.65%	(10.96)%	to	(11.53)%
2021	16	$6.39	to	$5.65	$97	1.01%	1.00%	to	1.65%	24.12%	to	23.32%
Frank Sm Mid Cap Gro, Cl 2
2025	262	$6.87	to	$3.75	$1,674	— %	1.00%	to	1.70%	1.50%	to	0.79%
2024	254	$6.77	to	$3.72	$1,602	— %	1.00%	to	1.70%	9.93%	to	9.16%
2023	294	$6.16	to	$3.41	$1,707	— %	1.00%	to	1.70%	25.48%	to	24.61%
2022	293	$4.91	to	$2.73	$1,361	— %	1.00%	to	1.70%	(34.35)%	to	(34.81)%
2021	273	$7.48	to	$4.19	$1,933	— %	1.00%	to	1.70%	8.92%	to	8.16%
GS VIT Mid Cap Val, Inst
2025	130	$4.24	to	$3.61	$565	1.21%	1.00%	to	2.05%	8.31%	to	7.18%
2024	130	$3.92	to	$3.37	$522	1.01%	1.00%	to	2.05%	11.27%	to	10.10%
2023	134	$3.52	to	$3.06	$485	1.04%	1.00%	to	2.05%	10.32%	to	9.16%
2022	133	$3.19	to	$2.80	$440	0.68%	1.00%	to	2.05%	(10.88)%	to	(11.81)%
2021	146	$3.58	to	$3.18	$545	0.47%	1.00%	to	2.05%	29.65%	to	28.30%
GS VIT U.S. Eq Insights, Inst
2025	—	$6.98	to	$5.94	$6	0.73%	1.00%	to	2.05%	14.60%	to	13.40%
2024	—	$6.09	to	$5.23	$5	0.67%	1.00%	to	2.05%	27.04%	to	25.71%
2023	—	$4.80	to	$4.16	$4	0.71%	1.00%	to	2.05%	22.58%	to	21.30%
2022	—	$3.91	to	$3.43	$3	0.83%	1.00%	to	2.05%	(20.54)%	to	(21.36)%
 84 ■ RiverSource of New York Variable Annuity Account 2

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	—	$4.92	to	$4.37	$4	0.83%	1.00%	to	2.05%	28.12%	to	26.78%
Invesco VI Am Fran, Ser II
2025	—	$5.24	to	$4.54	$13	— %	1.00%	to	2.05%	10.28%	to	9.13%
2024	—	$4.75	to	$4.16	$12	— %	1.00%	to	2.05%	33.22%	to	31.82%
2023	—	$3.57	to	$3.16	$9	— %	1.00%	to	2.05%	39.20%	to	37.76%
2022	—	$2.56	to	$2.29	$6	— %	1.00%	to	2.05%	(31.98)%	to	(32.69)%
2021	—	$3.77	to	$3.41	$9	— %	1.00%	to	2.05%	10.54%	to	9.38%
Invesco VI American Value, Ser II
2025	44	$1.80	to	$1.74	$79	0.23%	1.00%	to	1.70%	19.56%	to	18.73%
2024	54	$1.51	to	$1.47	$82	0.78%	1.00%	to	1.70%	28.80%	to	27.90%
2023	59	$1.17	to	$1.15	$70	0.39%	1.00%	to	1.70%	14.15%	to	13.35%
2022	64	$1.02	to	$1.01	$66	0.35%	1.00%	to	1.70%	(3.83)%	to	(4.50)%
2021	148	$1.07	to	$1.06	$157	0.33%	1.00%	to	1.70%	6.55%(5)	to	6.05%(5)
Invesco VI Comstock, Ser II
2025	196	$4.95	to	$4.20	$826	1.50%	1.00%	to	2.05%	15.98%	to	14.77%
2024	200	$4.26	to	$3.66	$727	1.49%	1.00%	to	2.05%	13.72%	to	12.52%
2023	210	$3.75	to	$3.26	$676	1.61%	1.00%	to	2.05%	10.98%	to	9.83%
2022	217	$3.38	to	$2.96	$632	1.30%	1.00%	to	2.05%	(0.15)%	to	(1.20)%
2021	287	$3.38	to	$3.00	$840	1.61%	1.00%	to	2.05%	31.72%	to	30.35%
Invesco VI Core Eq, Ser I
2025	64	$4.73	to	$4.73	$302	0.64%	1.40%	to	1.40%	14.55%	to	14.55%
2024	69	$4.13	to	$4.13	$287	0.69%	1.40%	to	1.40%	23.85%	to	23.85%
2023	74	$3.34	to	$3.34	$246	0.75%	1.40%	to	1.40%	21.65%	to	21.65%
2022	79	$2.74	to	$2.74	$216	0.92%	1.40%	to	1.40%	(21.65)%	to	(21.65)%
2021	81	$3.50	to	$3.50	$284	0.66%	1.40%	to	1.40%	25.96%	to	25.96%
Invesco VI Core Eq, Ser II
2025	1	$4.12	to	$3.63	$5	0.42%	1.00%	to	1.65%	14.73%	to	13.99%
2024	1	$3.59	to	$3.18	$5	0.49%	1.00%	to	1.65%	24.04%	to	23.23%
2023	1	$2.90	to	$2.58	$4	0.49%	1.00%	to	1.65%	21.87%	to	21.08%
2022	1	$2.38	to	$2.13	$3	0.63%	1.00%	to	1.65%	(21.54)%	to	(22.05)%
2021	1	$3.03	to	$2.74	$4	0.45%	1.00%	to	1.65%	26.11%	to	25.30%
Invesco VI Dis Lg Cap, Ser I
2025	31	$7.28	to	$7.28	$229	— %	1.40%	to	1.40%	11.23%	to	11.23%
2024	33	$6.55	to	$6.55	$217	— %	1.40%	to	1.40%	32.29%	to	32.29%
2023	34	$4.95	to	$4.95	$170	— %	1.40%	to	1.40%	33.50%	to	33.50%
2022	41	$3.71	to	$3.71	$154	— %	1.40%	to	1.40%	(31.74)%	to	(31.74)%
2021	43	$5.43	to	$5.43	$232	— %	1.40%	to	1.40%	20.87%	to	20.87%
Invesco VI Dis Lg Cap, Ser II
2025	585	$8.16	to	$5.55	$4,332	— %	1.00%	to	2.05%	11.41%	to	10.25%
2024	605	$7.32	to	$5.04	$4,031	— %	1.00%	to	2.05%	32.49%	to	31.10%
2023	628	$5.53	to	$3.84	$3,159	— %	1.00%	to	2.05%	33.69%	to	32.30%
2022	654	$4.13	to	$2.90	$2,465	— %	1.00%	to	2.05%	(31.65)%	to	(32.36)%
2021	652	$6.05	to	$4.29	$3,623	— %	1.00%	to	2.05%	21.06%	to	19.80%
Invesco VI Dis Mid Cap Gro, Ser II
2025	92	$1.71	to	$1.61	$164	— %	1.00%	to	2.05%	3.49%	to	2.41%
2024	93	$1.65	to	$1.57	$159	— %	1.00%	to	2.05%	22.68%	to	21.39%
2023	93	$1.35	to	$1.29	$131	— %	1.00%	to	2.05%	11.73%	to	10.57%
2022	94	$1.20	to	$1.17	$118	— %	1.00%	to	2.05%	(31.81)%	to	(32.53)%
2021	95	$1.77	to	$1.74	$175	— %	1.00%	to	2.05%	17.61%	to	16.38%
Invesco VI EQV Intl Eq, Ser I
2025	4	$3.04	to	$3.04	$12	1.39%	1.40%	to	1.40%	14.88%	to	14.88%
2024	4	$2.64	to	$2.64	$11	1.77%	1.40%	to	1.40%	(0.79)%	to	(0.79)%
2023	4	$2.66	to	$2.66	$11	0.20%	1.40%	to	1.40%	16.51%	to	16.51%
2022	6	$2.29	to	$2.29	$14	1.49%	1.40%	to	1.40%	(19.44)%	to	(19.44)%
RiverSource of New York Variable Annuity Account 2 ■ 85

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	7	$2.84	to	$2.84	$21	1.23%	1.40%	to	1.40%	4.42%	to	4.42%
Invesco VI EQV Intl Eq, Ser II
2025	4	$2.22	to	$1.89	$11	1.21%	1.00%	to	2.05%	15.07%	to	13.87%
2024	4	$1.93	to	$1.66	$10	1.55%	1.00%	to	2.05%	(0.66)%	to	(1.70)%
2023	4	$1.94	to	$1.69	$10	— %	1.00%	to	2.05%	16.70%	to	15.49%
2022	5	$1.67	to	$1.46	$9	1.48%	1.00%	to	2.05%	(19.31)%	to	(20.15)%
2021	4	$2.06	to	$1.83	$10	1.09%	1.00%	to	2.05%	4.56%	to	3.47%
Invesco VI Gbl Strat Inc, Ser I
2025	1	$1.14	to	$1.14	$1	5.32%	1.40%	to	1.40%	11.42%	to	11.42%
2024	2	$1.03	to	$1.03	$2	2.98%	1.40%	to	1.40%	1.72%	to	1.72%
2023	2	$1.01	to	$1.01	$2	— %	1.40%	to	1.40%	7.38%	to	7.38%
2022	4	$0.94	to	$0.94	$4	— %	1.40%	to	1.40%	(12.69)%	to	(12.69)%
2021	5	$1.08	to	$1.08	$5	4.41%	1.40%	to	1.40%	(4.75)%	to	(4.75)%
Invesco VI Gbl Strat Inc, Ser II
2025	408	$2.05	to	$1.16	$750	5.45%	1.00%	to	2.05%	11.63%	to	10.47%
2024	429	$1.84	to	$1.05	$708	2.70%	1.00%	to	2.05%	1.76%	to	0.70%
2023	418	$1.81	to	$1.05	$682	— %	1.00%	to	2.05%	7.53%	to	6.40%
2022	523	$1.68	to	$0.98	$799	— %	1.00%	to	2.05%	(12.59)%	to	(13.50)%
2021	607	$1.92	to	$1.14	$1,067	4.42%	1.00%	to	2.05%	(4.52)%	to	(5.52)%
Invesco VI Global, Ser II
2025	41	$8.30	to	$3.58	$249	— %	1.00%	to	2.05%	13.87%	to	12.68%
2024	53	$7.29	to	$3.17	$304	— %	1.00%	to	2.05%	14.63%	to	13.42%
2023	56	$6.36	to	$2.80	$288	— %	1.00%	to	2.05%	33.11%	to	31.73%
2022	57	$4.78	to	$2.12	$221	— %	1.00%	to	2.05%	(32.62)%	to	(33.32)%
2021	69	$7.09	to	$3.19	$414	— %	1.00%	to	2.05%	14.02%	to	12.84%
Invesco VI Hlth, Ser II
2025	—	$3.81	to	$3.24	$4	— %	1.00%	to	2.05%	13.94%	to	12.75%
2024	—	$3.34	to	$2.87	$4	— %	1.00%	to	2.05%	2.83%	to	1.75%
2023	—	$3.25	to	$2.82	$4	— %	1.00%	to	2.05%	1.75%	to	0.69%
2022	—	$3.19	to	$2.80	$4	— %	1.00%	to	2.05%	(14.40)%	to	(15.29)%
2021	—	$3.73	to	$3.31	$4	0.00%	1.00%	to	2.05%	10.93%	to	9.77%
Invesco VI Mn St Mid Cap, Ser II
2025	4	$3.28	to	$3.11	$16	0.11%	1.05%	to	1.70%	7.83%	to	7.13%
2024	5	$3.04	to	$2.90	$18	0.13%	1.05%	to	1.70%	15.57%	to	14.82%
2023	5	$2.63	to	$2.53	$16	0.04%	1.05%	to	1.70%	12.96%	to	12.23%
2022	6	$2.33	to	$2.25	$15	0.06%	1.05%	to	1.70%	(15.35)%	to	(15.89)%
2021	11	$2.75	to	$2.68	$33	0.26%	1.05%	to	1.70%	21.58%	to	20.79%
Invesco VI Mn St Sm Cap, Ser II
2025	150	$8.58	to	$4.05	$1,024	0.22%	1.00%	to	2.05%	7.36%	to	6.24%
2024	197	$7.99	to	$3.82	$1,163	— %	1.00%	to	2.05%	11.28%	to	10.11%
2023	212	$7.18	to	$3.46	$1,153	0.96%	1.00%	to	2.05%	16.65%	to	15.44%
2022	212	$6.16	to	$3.00	$995	0.25%	1.00%	to	2.05%	(16.88)%	to	(17.74)%
2021	231	$7.41	to	$3.65	$1,337	0.18%	1.00%	to	2.05%	21.05%	to	19.79%
Janus Henderson VIT Bal, Inst
2025	69	$6.53	to	$6.53	$451	2.03%	1.40%	to	1.40%	13.51%	to	13.51%
2024	76	$5.75	to	$5.75	$434	2.07%	1.40%	to	1.40%	13.81%	to	13.81%
2023	77	$5.05	to	$5.05	$389	1.92%	1.40%	to	1.40%	13.81%	to	13.81%
2022	105	$4.44	to	$4.44	$467	1.21%	1.40%	to	1.40%	(17.56)%	to	(17.56)%
2021	120	$5.38	to	$5.38	$648	0.91%	1.40%	to	1.40%	15.57%	to	15.57%
Janus Henderson VIT Gbl Res, Inst
2025	35	$4.57	to	$4.57	$158	0.58%	1.40%	to	1.40%	19.24%	to	19.24%
2024	36	$3.83	to	$3.83	$139	0.75%	1.40%	to	1.40%	21.86%	to	21.86%
2023	38	$3.14	to	$3.14	$120	0.90%	1.40%	to	1.40%	25.02%	to	25.02%
2022	46	$2.52	to	$2.52	$116	1.06%	1.40%	to	1.40%	(20.53)%	to	(20.53)%
 86 ■ RiverSource of New York Variable Annuity Account 2

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	47	$3.17	to	$3.17	$148	0.51%	1.40%	to	1.40%	16.45%	to	16.45%
Janus Henderson VIT Res, Serv
2025	1	$7.39	to	$6.28	$17	— %	1.00%	to	2.05%	16.92%	to	15.70%
2024	1	$6.32	to	$5.43	$16	— %	1.00%	to	2.05%	33.61%	to	32.21%
2023	2	$4.73	to	$4.11	$13	0.06%	1.00%	to	2.05%	41.39%	to	39.92%
2022	2	$3.34	to	$2.93	$10	— %	1.00%	to	2.05%	(30.76)%	to	(31.48)%
2021	2	$4.83	to	$4.28	$13	0.02%	1.00%	to	2.05%	18.86%	to	17.61%
LVIP AC Disc Core Val, Std Cl II
2025	16	$4.25	to	$4.25	$67	1.63%	1.40%	to	1.40%	13.26%	to	13.26%
2024	17	$3.75	to	$3.75	$64	1.31%	1.40%	to	1.40%	11.51%	to	11.51%
2023	18	$3.36	to	$3.36	$60	1.51%	1.40%	to	1.40%	7.15%	to	7.15%
2022	20	$3.14	to	$3.14	$64	1.78%	1.40%	to	1.40%	(13.95)%	to	(13.95)%
2021	21	$3.65	to	$3.65	$75	1.08%	1.40%	to	1.40%	21.93%	to	21.93%
LVIP AC Inflation Prot, Serv Cl
2025	191	$1.49	to	$1.30	$276	7.23%	1.05%	to	1.70%	5.22%	to	4.54%
2024	197	$1.42	to	$1.25	$271	3.75%	1.05%	to	1.70%	0.48%	to	(0.18)%
2023	181	$1.41	to	$1.25	$250	3.35%	1.05%	to	1.70%	2.32%	to	1.66%
2022	174	$1.38	to	$1.23	$236	4.87%	1.05%	to	1.70%	(13.98)%	to	(14.54)%
2021	223	$1.60	to	$1.44	$350	3.18%	1.05%	to	1.70%	5.16%	to	4.48%
LVIP AC Intl, Serv Cl
2025	—	$2.21	to	$2.32	$1	1.11%	1.05%	to	1.70%	14.61%	to	13.87%
2024	—	$1.93	to	$2.04	$1	1.36%	1.05%	to	1.70%	1.38%	to	0.72%
2023	—	$1.90	to	$2.02	$1	1.23%	1.05%	to	1.70%	11.25%	to	10.54%
2022	—	$1.71	to	$1.83	$1	1.30%	1.05%	to	1.70%	(25.64)%	to	(26.13)%
2021	—	$2.30	to	$2.48	$1	0.02%	1.05%	to	1.70%	7.47%	to	6.77%
LVIP AC Mid Cap Val, Serv Cl
2025	0	$4.11	to	$3.49	$5	1.67%	1.00%	to	2.05%	7.75%	to	6.62%
2024	0	$3.81	to	$3.28	$4	2.40%	1.00%	to	2.05%	7.44%	to	6.31%
2023	0	$3.55	to	$3.08	$4	2.18%	1.00%	to	2.05%	4.97%	to	3.88%
2022	0	$3.38	to	$2.97	$4	2.10%	1.00%	to	2.05%	(2.37)%	to	(3.39)%
2021	0	$3.46	to	$3.07	$5	1.01%	1.00%	to	2.05%	21.79%	to	20.53%
LVIP AC Ultra, Serv Cl
2025	63	$9.24	to	$7.86	$463	— %	1.00%	to	2.05%	11.55%	to	10.39%
2024	66	$8.28	to	$7.12	$437	— %	1.00%	to	2.05%	27.33%	to	26.00%
2023	76	$6.50	to	$5.65	$397	— %	1.00%	to	2.05%	41.85%	to	40.38%
2022	93	$4.58	to	$4.02	$344	— %	1.00%	to	2.05%	(33.13)%	to	(33.83)%
2021	86	$6.86	to	$6.08	$477	— %	1.00%	to	2.05%	21.77%	to	20.50%
LVIP AC Val, Serv Cl
2025	42	$4.29	to	$3.65	$164	1.51%	1.00%	to	2.05%	14.70%	to	13.50%
2024	42	$3.74	to	$3.21	$144	2.81%	1.00%	to	2.05%	8.19%	to	7.06%
2023	42	$3.46	to	$3.00	$134	2.25%	1.00%	to	2.05%	7.94%	to	6.81%
2022	42	$3.20	to	$2.81	$125	1.95%	1.00%	to	2.05%	(0.69)%	to	(1.72)%
2021	42	$3.22	to	$2.86	$126	1.60%	1.00%	to	2.05%	23.05%	to	21.75%
LVIP AC Val, Std Cl II
2025	13	$5.99	to	$5.99	$79	1.59%	1.40%	to	1.40%	14.41%	to	14.41%
2024	14	$5.24	to	$5.24	$73	2.93%	1.40%	to	1.40%	7.95%	to	7.95%
2023	14	$4.85	to	$4.85	$69	2.36%	1.40%	to	1.40%	7.59%	to	7.59%
2022	16	$4.51	to	$4.51	$71	2.10%	1.40%	to	1.40%	(0.85)%	to	(0.85)%
2021	16	$4.55	to	$4.55	$72	1.68%	1.40%	to	1.40%	22.78%	to	22.78%
MFS Mass Inv Gro Stock, Serv Cl
2025	—	$3.27	to	$3.03	$3	0.00%	1.00%	to	1.70%	8.52%	to	7.76%
2024	23	$3.01	to	$2.81	$70	0.13%	1.00%	to	1.70%	14.82%	to	14.02%
2023	23	$2.62	to	$2.47	$61	0.05%	1.00%	to	1.70%	22.48%	to	21.63%
2022	23	$2.14	to	$2.03	$50	— %	1.00%	to	1.70%	(20.24)%	to	(20.80)%
RiverSource of New York Variable Annuity Account 2 ■ 87

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	88	$2.69	to	$2.56	$238	0.03%	1.00%	to	1.70%	24.41%	to	23.55%
MFS New Dis, Serv Cl
2025	17	$7.29	to	$4.43	$123	— %	1.00%	to	1.70%	11.44%	to	10.66%
2024	18	$6.54	to	$4.00	$114	— %	1.00%	to	1.70%	5.37%	to	4.63%
2023	20	$6.20	to	$3.82	$120	— %	1.00%	to	1.70%	13.12%	to	12.33%
2022	20	$5.48	to	$3.40	$107	— %	1.00%	to	1.70%	(30.69)%	to	(31.17)%
2021	23	$7.91	to	$4.94	$182	— %	1.00%	to	1.70%	0.56%	to	(0.14)%
MFS Total Return, Serv Cl
2025	696	$3.66	to	$2.35	$2,370	2.51%	1.00%	to	2.05%	9.81%	to	8.66%
2024	706	$3.34	to	$2.16	$2,202	2.28%	1.00%	to	2.05%	6.39%	to	5.27%
2023	667	$3.14	to	$2.05	$1,960	1.84%	1.00%	to	2.05%	9.12%	to	7.99%
2022	626	$2.87	to	$1.90	$1,694	1.50%	1.00%	to	2.05%	(10.73)%	to	(11.67)%
2021	703	$3.22	to	$2.15	$2,137	1.60%	1.00%	to	2.05%	12.70%	to	11.53%
MFS Utilities, Serv Cl
2025	—	$8.52	to	$2.88	$6	2.75%	1.00%	to	2.05%	13.62%	to	12.43%
2024	—	$7.50	to	$2.56	$5	1.90%	1.00%	to	2.05%	10.23%	to	9.07%
2023	2	$6.81	to	$2.35	$14	3.39%	1.00%	to	2.05%	(3.30)%	to	(4.31)%
2022	2	$7.04	to	$2.46	$16	2.16%	1.00%	to	2.05%	(0.52)%	to	(1.56)%
2021	2	$7.07	to	$2.49	$20	1.54%	1.00%	to	2.05%	12.69%	to	11.52%
MS VIF Dis, Cl II
2025	—	$5.35	to	$4.55	$7	0.40%	1.00%	to	2.05%	11.32%	to	10.16%
2024	—	$4.81	to	$4.13	$6	— %	1.00%	to	2.05%	40.31%	to	38.84%
2023	—	$3.43	to	$2.98	$4	— %	1.00%	to	2.05%	42.70%	to	41.22%
2022	—	$2.40	to	$2.11	$3	— %	1.00%	to	2.05%	(63.34)%	to	(63.72)%
2021	—	$6.55	to	$5.81	$9	— %	1.00%	to	2.05%	(12.08)%	to	(13.00)%
PIMCO VIT All Asset, Advisor Cl
2025	2	$1.86	to	$1.58	$7	4.53%	1.00%	to	2.05%	13.06%	to	11.89%
2024	2	$1.65	to	$1.42	$6	6.29%	1.00%	to	2.05%	2.54%	to	1.46%
2023	2	$1.61	to	$1.40	$6	2.84%	1.00%	to	2.05%	6.95%	to	5.83%
2022	2	$1.50	to	$1.32	$5	7.56%	1.00%	to	2.05%	(12.74)%	to	(13.66)%
2021	3	$1.72	to	$1.53	$6	10.89%	1.00%	to	2.05%	14.88%	to	13.69%
Put VT Div Inc, Cl IA
2025	0	$2.21	to	$2.21	$0	6.27%	1.40%	to	1.40%	7.43%	to	7.43%
2024	0	$2.06	to	$2.06	$0	6.21%	1.40%	to	1.40%	4.60%	to	4.60%
2023	0	$1.97	to	$1.97	$0	6.39%	1.40%	to	1.40%	3.55%	to	3.55%
2022	0	$1.90	to	$1.90	$0	6.90%	1.40%	to	1.40%	(3.42)%	to	(3.42)%
2021	0	$1.97	to	$1.97	$0	0.91%	1.40%	to	1.40%	(8.03)%	to	(8.03)%
Put VT Div Inc, Cl IB
2025	3	$2.18	to	$2.18	$6	6.61%	1.40%	to	1.40%	7.08%	to	7.08%
2024	5	$2.03	to	$2.03	$10	5.72%	1.40%	to	1.40%	4.29%	to	4.29%
2023	6	$1.95	to	$1.95	$12	6.18%	1.40%	to	1.40%	3.36%	to	3.36%
2022	15	$1.89	to	$1.89	$29	6.62%	1.40%	to	1.40%	(3.70)%	to	(3.70)%
2021	15	$1.96	to	$1.96	$30	0.69%	1.40%	to	1.40%	(8.24)%	to	(8.24)%
Put VT Global Hlth Care, Cl IB
2025	—	$4.89	to	$4.72	$3	— %	1.05%	to	1.70%	13.85%	to	13.11%
2024	—	$4.29	to	$4.17	$3	0.46%	1.05%	to	1.70%	0.36%	to	(0.29)%
2023	—	$4.28	to	$4.19	$3	0.30%	1.05%	to	1.70%	8.00%	to	7.30%
2022	—	$3.96	to	$3.90	$2	0.40%	1.05%	to	1.70%	(5.67)%	to	(6.28)%
2021	—	$4.20	to	$4.16	$3	1.08%	1.05%	to	1.70%	18.15%	to	17.39%
Put VT Hi Yield, Cl IA
2025	0	$3.04	to	$3.04	$0	6.32%	1.40%	to	1.40%	7.35%	to	7.35%
2024	0	$2.83	to	$2.83	$0	5.78%	1.40%	to	1.40%	6.68%	to	6.68%
2023	0	$2.65	to	$2.65	$0	5.46%	1.40%	to	1.40%	10.74%	to	10.74%
2022	0	$2.39	to	$2.39	$0	5.35%	1.40%	to	1.40%	(12.59)%	to	(12.59)%
 88 ■ RiverSource of New York Variable Annuity Account 2

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	0	$2.74	to	$2.74	$0	4.84%	1.40%	to	1.40%	3.74%	to	3.74%
Put VT Hi Yield, Cl IB
2025	17	$3.13	to	$3.13	$52	6.25%	1.40%	to	1.40%	7.17%	to	7.17%
2024	18	$2.92	to	$2.92	$52	5.63%	1.40%	to	1.40%	6.35%	to	6.35%
2023	18	$2.75	to	$2.75	$51	5.33%	1.40%	to	1.40%	10.58%	to	10.58%
2022	23	$2.49	to	$2.49	$56	5.30%	1.40%	to	1.40%	(12.83)%	to	(12.83)%
2021	25	$2.85	to	$2.85	$71	4.78%	1.40%	to	1.40%	3.52%	to	3.52%
Put VT Intl Eq, Cl IB
2025	1	$4.10	to	$2.33	$7	0.01%	1.00%	to	1.70%	36.31%	to	35.37%
2024	1	$3.01	to	$1.72	$5	2.12%	1.00%	to	1.70%	1.94%	to	1.23%
2023	1	$2.95	to	$1.70	$5	0.04%	1.00%	to	1.70%	17.33%	to	16.52%
2022	1	$2.52	to	$1.46	$4	1.54%	1.00%	to	1.70%	(15.62)%	to	(16.20)%
2021	1	$2.98	to	$1.74	$5	1.15%	1.00%	to	1.70%	7.74%	to	6.99%
Put VT Lg Cap Gro, Cl IB
2025	42	$4.23	to	$4.23	$176	— %	1.40%	to	1.40%	12.75%	to	12.75%
2024	50	$3.76	to	$3.76	$189	— %	1.40%	to	1.40%	31.54%	to	31.54%
2023	55	$2.85	to	$2.85	$158	— %	1.40%	to	1.40%	42.47%	to	42.47%
2022	59	$2.00	to	$2.00	$119	— %	1.40%	to	1.40%	(31.47)%	to	(31.47)%
2021	60	$2.92	to	$2.92	$175	— %	1.40%	to	1.40%	20.95%	to	20.95%
Put VT Lg Cap Val, Cl IA
2025	9	$2.65	to	$2.65	$24	1.57%	1.40%	to	1.40%	18.99%	to	18.99%
2024	9	$2.22	to	$2.22	$20	1.26%	1.40%	to	1.40%	17.79%	to	17.79%
2023	9	$1.89	to	$1.89	$17	2.21%	1.40%	to	1.40%	14.32%	to	14.32%
2022	9	$1.65	to	$1.65	$15	1.68%	1.40%	to	1.40%	(4.21)%	to	(4.21)%
2021	9	$1.72	to	$1.72	$16	1.37%	1.40%	to	1.40%	25.85%	to	25.85%
Put VT Lg Cap Val, Cl IB
2025	67	$2.68	to	$2.53	$175	1.40%	1.00%	to	1.65%	19.15%	to	18.38%
2024	70	$2.25	to	$2.14	$155	1.09%	1.00%	to	1.65%	17.95%	to	17.18%
2023	73	$1.91	to	$1.83	$138	2.41%	1.00%	to	1.65%	14.52%	to	13.78%
2022	105	$1.67	to	$1.61	$172	1.51%	1.00%	to	1.65%	(4.10)%	to	(4.72)%
2021	113	$1.74	to	$1.69	$194	1.19%	1.00%	to	1.65%	26.03%	to	25.22%
Put VT Research, Cl IB
2025	—	$9.17	to	$7.91	$3	0.56%	1.00%	to	1.65%	16.71%	to	15.95%
2024	—	$7.86	to	$6.82	$3	0.38%	1.00%	to	1.65%	25.02%	to	24.20%
2023	—	$6.28	to	$5.49	$2	0.79%	1.00%	to	1.65%	27.58%	to	26.76%
2022	—	$4.93	to	$4.33	$2	0.56%	1.00%	to	1.65%	(18.10)%	to	(18.64)%
2021	—	$6.01	to	$5.32	$2	0.09%	1.00%	to	1.65%	22.90%	to	22.10%
Put VT Sm Cap Val, Cl IB
2025	11	$3.00	to	$3.01	$37	0.67%	1.05%	to	1.70%	4.17%	to	3.50%
2024	11	$2.88	to	$2.91	$35	0.93%	1.05%	to	1.70%	5.08%	to	4.40%
2023	11	$2.74	to	$2.79	$34	0.15%	1.05%	to	1.70%	22.47%	to	21.67%
2022	11	$2.24	to	$2.29	$28	0.17%	1.05%	to	1.70%	(13.89)%	to	(14.45)%
2021	11	$2.60	to	$2.68	$34	0.72%	1.05%	to	1.70%	38.44%	to	37.55%
Put VT Sus Leaders, Cl IA
2025	—	$6.90	to	$6.90	$0	1.40%	1.40%	to	1.40%	9.45%	to	9.45%
2024	0	$6.30	to	$6.30	$3	0.45%	1.40%	to	1.40%	21.61%	to	21.61%
2023	1	$5.18	to	$5.18	$5	0.84%	1.40%	to	1.40%	24.66%	to	24.66%
2022	2	$4.16	to	$4.16	$6	0.81%	1.40%	to	1.40%	(23.79)%	to	(23.79)%
2021	2	$5.45	to	$5.45	$9	0.33%	1.40%	to	1.40%	22.12%	to	22.12%
Put VT Sus Leaders, Cl IB
2025	2	$6.56	to	$5.90	$17	0.65%	1.00%	to	1.70%	9.59%	to	8.83%
2024	2	$5.99	to	$5.42	$15	0.20%	1.00%	to	1.70%	21.79%	to	20.94%
2023	2	$4.92	to	$4.48	$13	0.51%	1.00%	to	1.70%	24.86%	to	23.99%
2022	2	$3.94	to	$3.61	$10	0.54%	1.00%	to	1.70%	(23.68)%	to	(24.21)%
RiverSource of New York Variable Annuity Account 2 ■ 89

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	2	$5.16	to	$4.77	$13	0.14%	1.00%	to	1.70%	22.30%	to	21.45%
Temp Foreign, Cl 2
2025	18	$3.51	to	$3.08	$62	2.28%	1.00%	to	1.65%	27.91%	to	27.09%
2024	19	$2.75	to	$2.43	$51	2.51%	1.00%	to	1.65%	(1.99)%	to	(2.63)%
2023	23	$2.80	to	$2.49	$61	3.60%	1.00%	to	1.65%	19.56%	to	18.79%
2022	36	$2.34	to	$2.10	$81	3.05%	1.00%	to	1.65%	(8.52)%	to	(9.12)%
2021	37	$2.56	to	$2.31	$91	1.81%	1.00%	to	1.65%	3.12%	to	2.46%
Temp Global Bond, Cl 2
2025	85	$1.03	to	$0.88	$129	— %	1.00%	to	2.05%	14.58%	to	13.38%
2024	89	$0.90	to	$0.77	$118	— %	1.00%	to	2.05%	(12.26)%	to	(13.18)%
2023	77	$1.03	to	$0.89	$118	— %	1.00%	to	2.05%	1.86%	to	0.80%
2022	75	$1.01	to	$0.88	$112	— %	1.00%	to	2.05%	(5.89)%	to	(6.88)%
2021	97	$1.07	to	$0.95	$157	— %	1.00%	to	2.05%	(5.94)%	to	(6.92)%
Temp Gro, Cl 2
2025	—	$2.63	to	$2.23	$3	0.87%	1.00%	to	2.05%	22.60%	to	21.31%
2024	—	$2.14	to	$1.84	$2	0.94%	1.00%	to	2.05%	4.35%	to	3.25%
2023	—	$2.05	to	$1.78	$2	3.34%	1.00%	to	2.05%	19.81%	to	18.57%
2022	—	$1.71	to	$1.50	$2	0.16%	1.00%	to	2.05%	(12.38)%	to	(13.29)%
2021	—	$1.96	to	$1.73	$2	1.10%	1.00%	to	2.05%	3.83%	to	2.75%
VP Aggr, Cl 2
2025	—	$3.33	to	$2.83	$1	— %	1.00%	to	2.05%	16.46%	to	15.25%
2024	—	$2.86	to	$2.45	$1	— %	1.00%	to	2.05%	12.07%	to	10.89%
2023	—	$2.55	to	$2.21	$1	— %	1.00%	to	2.05%	16.06%	to	14.85%
2022	39	$2.20	to	$1.93	$82	— %	1.00%	to	2.05%	(19.00)%	to	(19.84)%
2021	39	$2.71	to	$2.40	$101	— %	1.00%	to	2.05%	14.61%	to	13.41%
VP Aggr, Cl 4
2025	680	$3.33	to	$2.83	$2,084	— %	1.00%	to	2.05%	16.46%	to	15.25%
2024	768	$2.86	to	$2.46	$2,016	— %	1.00%	to	2.05%	12.08%	to	10.91%
2023	787	$2.55	to	$2.22	$1,850	— %	1.00%	to	2.05%	16.03%	to	14.82%
2022	894	$2.20	to	$1.93	$1,822	— %	1.00%	to	2.05%	(19.00)%	to	(19.85)%
2021	1,124	$2.72	to	$2.41	$2,832	— %	1.00%	to	2.05%	14.62%	to	13.43%
VP Conserv, Cl 2
2025	76	$1.52	to	$1.29	$106	— %	1.00%	to	2.05%	9.12%	to	7.98%
2024	84	$1.39	to	$1.20	$108	— %	1.00%	to	2.05%	3.38%	to	2.29%
2023	91	$1.35	to	$1.17	$114	— %	1.00%	to	2.05%	7.39%	to	6.27%
2022	94	$1.26	to	$1.10	$110	— %	1.00%	to	2.05%	(16.38)%	to	(17.26)%
2021	—	$1.50	to	$1.33	$0	— %	1.00%	to	2.05%	1.80%	to	0.73%
VP Conserv, Cl 4
2025	308	$1.52	to	$1.29	$427	— %	1.00%	to	2.05%	9.12%	to	7.98%
2024	357	$1.39	to	$1.20	$460	— %	1.00%	to	2.05%	3.44%	to	2.36%
2023	321	$1.35	to	$1.17	$403	— %	1.00%	to	2.05%	7.32%	to	6.20%
2022	383	$1.26	to	$1.10	$450	— %	1.00%	to	2.05%	(16.33)%	to	(17.21)%
2021	398	$1.50	to	$1.33	$562	— %	1.00%	to	2.05%	1.80%	to	0.73%
VP Man Risk US, Cl 2
2025	—	$1.59	to	$1.45	$0	— %	1.00%	to	2.05%	8.50%	to	7.36%
2024	—	$1.46	to	$1.35	$0	— %	1.00%	to	2.05%	10.59%	to	9.42%
2023	—	$1.32	to	$1.24	$0	— %	1.00%	to	2.05%	13.41%	to	12.22%
2022	—	$1.17	to	$1.10	$0	— %	1.00%	to	2.05%	(18.04)%	to	(18.89)%
2021	—	$1.42	to	$1.36	$0	— %	1.00%	to	2.05%	12.21%	to	11.04%
VP Man Risk, Cl 2
2025	—	$1.43	to	$1.31	$0	— %	1.00%	to	2.05%	11.03%	to	9.87%
2024	—	$1.28	to	$1.19	$0	— %	1.00%	to	2.05%	8.32%	to	7.18%
2023	—	$1.19	to	$1.11	$0	— %	1.00%	to	2.05%	11.14%	to	9.99%
2022	—	$1.07	to	$1.01	$0	— %	1.00%	to	2.05%	(18.21)%	to	(19.06)%
 90 ■ RiverSource of New York Variable Annuity Account 2

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	—	$1.30	to	$1.25	$0	— %	1.00%	to	2.05%	9.62%	to	8.48%
VP Man Vol Conserv Gro, Cl 2
2025	429	$1.43	to	$1.26	$589	— %	1.00%	to	2.05%	9.91%	to	8.77%
2024	437	$1.31	to	$1.16	$548	— %	1.00%	to	2.05%	5.74%	to	4.63%
2023	445	$1.23	to	$1.11	$530	— %	1.00%	to	2.05%	8.89%	to	7.75%
2022	495	$1.13	to	$1.03	$541	— %	1.00%	to	2.05%	(17.89)%	to	(18.75)%
2021	511	$1.38	to	$1.27	$683	— %	1.00%	to	2.05%	4.40%	to	3.32%
VP Man Vol Conserv, Cl 2
2025	0	$1.27	to	$1.12	$0	— %	1.00%	to	2.05%	8.09%	to	6.96%
2024	0	$1.18	to	$1.05	$0	— %	1.00%	to	2.05%	3.27%	to	2.18%
2023	0	$1.14	to	$1.02	$0	— %	1.00%	to	2.05%	6.80%	to	5.69%
2022	0	$1.07	to	$0.97	$0	— %	1.00%	to	2.05%	(16.83)%	to	(17.69)%
2021	243	$1.28	to	$1.18	$302	— %	1.00%	to	2.05%	1.61%	to	0.54%
VP Man Vol Gro, Cl 2
2025	345	$1.81	to	$1.60	$595	— %	1.00%	to	2.05%	13.60%	to	12.42%
2024	361	$1.60	to	$1.42	$551	— %	1.00%	to	2.05%	10.86%	to	9.69%
2023	378	$1.44	to	$1.29	$523	— %	1.00%	to	2.05%	13.46%	to	12.27%
2022	398	$1.27	to	$1.15	$487	— %	1.00%	to	2.05%	(20.23)%	to	(21.06)%
2021	564	$1.59	to	$1.46	$870	— %	1.00%	to	2.05%	10.78%	to	9.62%
VP Man Vol Mod Gro, Cl 2
2025	1,154	$1.63	to	$1.43	$1,817	— %	1.00%	to	2.05%	11.75%	to	10.58%
2024	1,256	$1.46	to	$1.30	$1,776	— %	1.00%	to	2.05%	8.32%	to	7.18%
2023	1,575	$1.35	to	$1.21	$2,053	— %	1.00%	to	2.05%	11.16%	to	10.00%
2022	1,998	$1.21	to	$1.10	$2,360	— %	1.00%	to	2.05%	(18.97)%	to	(19.81)%
2021	2,383	$1.49	to	$1.37	$3,479	— %	1.00%	to	2.05%	7.62%	to	6.49%
VP Mod Aggr, Cl 2
2025	503	$2.76	to	$2.34	$1,238	— %	1.00%	to	2.05%	14.56%	to	13.36%
2024	1,387	$2.41	to	$2.07	$2,963	— %	1.00%	to	2.05%	9.89%	to	8.73%
2023	1,396	$2.19	to	$1.90	$2,734	— %	1.00%	to	2.05%	13.79%	to	12.61%
2022	1,406	$1.93	to	$1.69	$2,435	— %	1.00%	to	2.05%	(18.41)%	to	(19.26)%
2021	1,705	$2.36	to	$2.09	$3,702	— %	1.00%	to	2.05%	11.19%	to	10.03%
VP Mod Aggr, Cl 4
2025	1,792	$2.76	to	$2.34	$4,556	— %	1.00%	to	2.05%	14.53%	to	13.34%
2024	1,919	$2.41	to	$2.07	$4,278	— %	1.00%	to	2.05%	9.87%	to	8.71%
2023	2,270	$2.19	to	$1.90	$4,629	— %	1.00%	to	2.05%	13.77%	to	12.58%
2022	2,488	$1.93	to	$1.69	$4,475	— %	1.00%	to	2.05%	(18.39)%	to	(19.24)%
2021	3,087	$2.36	to	$2.09	$6,824	— %	1.00%	to	2.05%	11.22%	to	10.05%
VP Mod Conserv, Cl 2
2025	632	$1.86	to	$1.58	$1,128	— %	1.00%	to	2.05%	10.98%	to	9.82%
2024	565	$1.68	to	$1.44	$921	— %	1.00%	to	2.05%	5.34%	to	4.24%
2023	632	$1.59	to	$1.38	$978	— %	1.00%	to	2.05%	9.40%	to	8.27%
2022	691	$1.45	to	$1.28	$979	— %	1.00%	to	2.05%	(16.92)%	to	(17.79)%
2021	750	$1.75	to	$1.55	$1,282	— %	1.00%	to	2.05%	4.69%	to	3.60%
VP Mod Conserv, Cl 4
2025	799	$1.86	to	$1.58	$1,428	— %	1.00%	to	2.05%	11.02%	to	9.86%
2024	1,054	$1.68	to	$1.44	$1,700	— %	1.00%	to	2.05%	5.33%	to	4.23%
2023	1,255	$1.59	to	$1.38	$1,926	— %	1.00%	to	2.05%	9.39%	to	8.25%
2022	1,332	$1.46	to	$1.28	$1,872	— %	1.00%	to	2.05%	(16.94)%	to	(17.80)%
2021	1,401	$1.75	to	$1.55	$2,374	— %	1.00%	to	2.05%	4.74%	to	3.64%
VP Mod, Cl 2
2025	867	$2.30	to	$1.96	$1,888	— %	1.00%	to	2.05%	12.73%	to	11.55%
2024	972	$2.04	to	$1.75	$1,875	— %	1.00%	to	2.05%	7.63%	to	6.50%
2023	1,767	$1.90	to	$1.65	$3,105	— %	1.00%	to	2.05%	11.84%	to	10.68%
2022	2,109	$1.70	to	$1.49	$3,311	— %	1.00%	to	2.05%	(17.44)%	to	(18.30)%
RiverSource of New York Variable Annuity Account 2 ■ 91

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	2,276	$2.05	to	$1.82	$4,348	— %	1.00%	to	2.05%	7.92%	to	6.79%
VP Mod, Cl 4
2025	3,217	$2.30	to	$1.96	$6,875	— %	1.00%	to	2.05%	12.71%	to	11.53%
2024	3,461	$2.04	to	$1.76	$6,594	— %	1.00%	to	2.05%	7.62%	to	6.49%
2023	3,907	$1.90	to	$1.65	$6,948	— %	1.00%	to	2.05%	11.82%	to	10.66%
2022	4,413	$1.70	to	$1.49	$7,038	— %	1.00%	to	2.05%	(17.41)%	to	(18.28)%
2021	4,485	$2.06	to	$1.82	$8,706	— %	1.00%	to	2.05%	7.96%	to	6.83%
VP Ptnrs Core Eq, Cl 3
2025	2	$5.13	to	$4.36	$11	— %	1.00%	to	2.05%	12.14%	to	10.97%
2024	2	$4.58	to	$3.93	$10	— %	1.00%	to	2.05%	22.03%	to	20.75%
2023	3	$3.75	to	$3.26	$9	— %	1.00%	to	2.05%	23.31%	to	22.03%
2022	3	$3.04	to	$2.67	$8	— %	1.00%	to	2.05%	(18.25)%	to	(19.11)%
2021	3	$3.72	to	$3.30	$10	— %	1.00%	to	2.05%	28.05%	to	26.72%
VP Ptnrs Sm Cap Val, Cl 3
2025	108	$5.50	to	$2.44	$367	— %	1.00%	to	2.05%	6.14%	to	5.03%
2024	103	$5.18	to	$2.33	$332	— %	1.00%	to	2.05%	6.75%	to	5.63%
2023	102	$4.86	to	$2.20	$314	— %	1.00%	to	2.05%	10.16%	to	9.01%
2022	99	$4.41	to	$2.02	$282	— %	1.00%	to	2.05%	(13.92)%	to	(14.82)%
2021	114	$5.12	to	$2.37	$387	— %	1.00%	to	2.05%	22.65%	to	21.38%
VP US Flex Conserv Gro, Cl 2
2025	—	$1.45	to	$1.32	$0	— %	1.00%	to	2.05%	8.14%	to	7.01%
2024	—	$1.34	to	$1.23	$0	— %	1.00%	to	2.05%	8.32%	to	7.18%
2023	—	$1.24	to	$1.15	$0	— %	1.00%	to	2.05%	10.12%	to	8.97%
2022	—	$1.12	to	$1.05	$0	— %	1.00%	to	2.05%	(17.56)%	to	(18.42)%
2021	—	$1.36	to	$1.29	$0	— %	1.00%	to	2.05%	6.43%	to	5.32%
VP US Flex Gro, Cl 2
2025	—	$1.93	to	$1.75	$0	— %	1.00%	to	2.05%	9.97%	to	8.82%
2024	—	$1.76	to	$1.61	$0	— %	1.00%	to	2.05%	15.98%	to	14.76%
2023	—	$1.51	to	$1.40	$0	— %	1.00%	to	2.05%	15.64%	to	14.44%
2022	—	$1.31	to	$1.23	$0	— %	1.00%	to	2.05%	(19.54)%	to	(20.37)%
2021	—	$1.63	to	$1.54	$0	— %	1.00%	to	2.05%	14.35%	to	13.16%
VP US Flex Mod Gro, Cl 2
2025	—	$1.68	to	$1.53	$0	— %	1.00%	to	2.05%	9.01%	to	7.87%
2024	—	$1.54	to	$1.42	$0	— %	1.00%	to	2.05%	12.06%	to	10.88%
2023	—	$1.38	to	$1.28	$0	— %	1.00%	to	2.05%	12.74%	to	11.56%
2022	—	$1.22	to	$1.14	$0	— %	1.00%	to	2.05%	(18.35)%	to	(19.21)%
2021	—	$1.49	to	$1.42	$0	— %	1.00%	to	2.05%	10.37%	to	9.21%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the notated effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 23, 2021.
 92 ■ RiverSource of New York Variable Annuity Account 2

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2025 and 2024, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

www.pwc.com/us	PricewaterhouseCoopers LLP 45 South 7th Street, Suite 3400 Minneapolis, Minnesota 55402 (612) 596 6000

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2026

Riversource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2025	2024
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2025, $1,519,304; 2024, $1,545,537)	$1,445,880	$1,420,630
Mortgage loans, at amortized cost (allowance for credit losses: 2025, $316; 2024, $424)	116,775	130,826
Policy loans	62,715	60,538
Other investments	682	638
Total investments	1,626,052	1,612,632
Cash and cash equivalents	120,625	145,878
Market risk benefits	155,104	147,075
Reinsurance recoverables (allowance for credit losses: 2025, $3,200; 2024, $3,300)	214,436	195,919
Receivables	11,096	10,340
Accrued investment income	14,188	14,363
Deferred acquisition costs	154,783	161,696
Other assets	131,784	189,005
Separate account assets	4,767,199	4,634,856
Total assets	$7,195,267	$7,111,764

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,800,874	$1,843,572
Market risk benefits	21,487	26,470
Other liabilities	133,848	175,985
Separate account liabilities	4,767,199	4,634,856
Total liabilities	6,723,408	6,680,883
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	434,593	428,525
Accumulated other comprehensive income (loss), net of tax	(71,660)	(106,570)
Total shareholder’s equity	471,859	430,881
Total liabilities and shareholder’s equity	$7,195,267	$7,111,764

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2025	2024	2023
Revenues
Premiums	$18,713	$27,135	$21,413
Net investment income	79,877	82,817	84,585
Policy and contract charges	132,420	125,670	123,750
Other revenues	24,330	23,564	22,102
Net realized investment gains (losses)	(1,527)	(419)	187
Total revenues	253,813	258,767	252,037

Benefits and Expenses
Benefits, claims, losses and settlement expenses	45,366	51,316	48,540
Interest credited to fixed accounts	41,050	49,396	51,609
Remeasurement (gains) losses of future policy benefit reserves	1,204	(8,588)	2,003
Change in fair value of market risk benefits	50,518	26,843	45,118
Amortization of deferred acquisition costs	13,820	14,146	14,822
Other insurance and operating expenses	34,685	36,697	35,823
Total benefits and expenses	186,643	169,810	197,915
Pretax income (loss)	67,170	88,957	54,122
Income tax provision (benefit)	11,102	15,563	7,555
Net income	$56,068	$73,394	$46,567

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2025	2024	2023

Net income	$56,068	$73,394	$46,567
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	39,880	(23,676)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(6,092)	9,241	(6,125)
Effect of changes in instrument-specific credit risk on market risk benefits	1,122	(2,175)	(2,950)
Total other comprehensive income (loss), net of tax	34,910	(16,610)	32,600
Total comprehensive income (loss)	$90,978	$56,784	$79,167

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2023	$2,000	$106,926	$408,564	$(122,560)	$394,930
Net income	—	—	46,567	—	46,567
Other comprehensive income, net of tax	—	—	—	32,600	32,600
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2023	2,000	106,926	405,131	(89,960)	424,097
Net income	—	—	73,394	—	73,394
Other comprehensive loss, net of tax	—	—	—	(16,610)	(16,610)
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2024	2,000	106,926	428,525	(106,570)	430,881
Net income	—	—	56,068	—	56,068
Other comprehensive income, net of tax	—	—	—	34,910	34,910
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2025	$2,000	$106,926	$434,593	$(71,660)	$471,859

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2025	2024	2023
Cash Flows from Operating Activities
Net income	$56,068	$73,394	$46,567
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	833	1,412	2,049
Deferred income tax (benefit) expense	13,955	14,880	(1,519)
Contractholder and policyholder charges, non-cash	(27,665)	(27,735)	(27,744)
(Gain) loss from equity method investments	(65)	(62)	(72)
Net realized investment (gains) losses	1,635	914	431
Impairments and provision for loan losses	(108)	(495)	(618)
Changes in operating assets and liabilities:
Deferred acquisition costs	6,913	5,237	7,105
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	(698)	(77,148)	(42,580)
Derivatives, net of collateral	(7,711)	1,897	(36,844)
Reinsurance recoverables	(13,131)	349	(4,765)
Receivables	(956)	(2,277)	553
Accrued investment income	175	1,013	(654)
Current income tax, net	(242)	(1,753)	(3,253)
Other, net	(41)	9,397	4,121
Net cash provided by (used in) operating activities	28,962	(977)	(57,223)

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	7,501	4,609	902
Maturities, sinking fund payments and calls	174,342	127,776	115,763
Purchases	(157,878)	(216)	(120,653)
Proceeds from maturities and repayments of mortgage loans	14,159	17,214	15,195
Funding of mortgage loans	—	(3,000)	(2,626)
Proceeds from sales of other investments	21	21	22
Change in policy loans, net	(2,177)	(6,923)	(2,824)
Net cash provided by (used in) investing activities	35,968	139,481	5,779

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	84,763	111,071	105,284
Net transfers from (to) separate accounts	(3,138)	(11,509)	(5,907)
Surrenders and other benefits	(121,680)	(122,035)	(132,933)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	2,600	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(2,600)	—
Cash received for purchased options with deferred premiums	—	—	10,823
Cash paid for purchased options with deferred premiums	(128)	(235)	(501)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(50,000)	(50,000)
Net cash provided by (used in) financing activities	(90,183)	(72,708)	(73,234)
Net increase (decrease) in cash and cash equivalents	(25,253)	65,796	(124,678)
Cash and cash equivalents at beginning of period	145,878	80,082	204,760
Cash and cash equivalents at end of period	$120,625	$145,878	$80,082

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through April 22, 2026, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s President and Chief Executive Officer utilizes the Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

See Note 6 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

RiverSource Life Insurance Co. of New York

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Co. of New York

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”). If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

RiverSource Life Insurance Co. of New York

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for IUL products.

Liabilities for fixed account values on variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees. Liabilities for IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 11 for information regarding variable annuity guarantees.

RiverSource Life Insurance Co. of New York

Embedded Derivatives

The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liability for future policy benefits for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC insurance policies and life contingent payout annuity policies as claims are incurred in the future. A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 9.

RiverSource Life Insurance Co. of New York

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

RiverSource Life Insurance Co. of New York

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024. The Company elected retrospective application and adopted the standard on January 1, 2025. The adoption of the standard did not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the financial statements on an annual and interim basis. The standard is to be applied prospectively and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is assessing changes to disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Financial Instruments — Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets, which allows all entities to apply a practical expedient when estimating expected credit losses that assumes current conditions as of the balance sheet date will remain unchanged over the asset’s remaining life. The standard is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those years. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations.

Intangibles — Internal-Use Software

In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, to clarify and modernize the accounting treatment for internal-use software costs by eliminating the use of the sequential software development project stages method and provide further guidance on when an entity is required to start capitalizing eligible costs. Under the new guidance, capitalization begins when both of the following occur: (a) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and (b) it is probable that the project will be completed, and the software will be used to perform the function intended. The Company can elect prospective, retrospective, or modified retrospective adoption. The standard is effective for annual periods beginning after December 15, 2027, and interim reporting periods within those years. The Company is evaluating the impact of the standard on its financial condition and results of operations.

Financial Instruments — Credit Losses: Purchased Loans

In November 2025, the FASB issued ASU 2025-08, Purchased Loans, which amends the accounting for certain acquired seasoned loans to require recognizing them at their purchase price plus an allowance for expected credit losses (referred to as the gross-up method). The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its financial condition and results of operations.

Derivatives and Hedging — Hedge Accounting Improvements

In November 2025, the FASB issued ASU 2025-09, Hedge Accounting Improvements, to make targeted changes within the hedge accounting model. The updates primarily relate to cash flow hedges and certain fair value and net investment hedges. The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its financial condition and results of operations.

RiverSource Life Insurance Co. of New York

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,570	$9,678	$9,193
Unaffiliated	1,040	996	850
Total	10,610	10,674	10,043
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,460	2,498	2,317
Unaffiliated	1,213	1,172	1,029
	3,673	3,670	3,346
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”))	20,240	19,527	18,482
Unaffiliated	285	272	230
	20,525	19,799	18,712
Total	24,198	23,469	22,058
Total revenue from contracts with customers	34,808	34,143	32,101
Revenue from other sources(1)	219,005	224,624	219,936
Total revenues	$253,813	$258,767	$252,037

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.4 million and $3.2 million as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2025
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
Corporate debt securities	$915,381	$21,506	$(55,163)	$881,724
Residential mortgage backed securities	284,339	806	(30,120)	255,025
Commercial mortgage backed securities	232,459	57	(14,854)	217,662
State and municipal obligations	67,798	4,800	(315)	72,283
Asset backed securities	18,579	466	(701)	18,344
Foreign government bonds and obligations	528	91	—	619
U.S. government and agency obligations	220	3	—	223
Total	$1,519,304	$27,729	$(101,153)	$1,445,880

	December 31, 2024
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
Corporate debt securities	$902,842	$14,151	$(75,598)	$841,395
Residential mortgage backed securities	264,471	146	(40,511)	224,106
Commercial mortgage backed securities	283,246	—	(25,417)	257,829
State and municipal obligations	69,925	3,528	(446)	73,007
Asset backed securities	24,305	544	(1,359)	23,490
Foreign government bonds and obligations	531	54	—	585
U.S. government and agency obligations	217	1	—	218
Total	$1,545,537	$18,424	$(143,331)	$1,420,630

As of December 31, 2025 and 2024, accrued interest of $13.8 million and $13.9 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2025 and 2024, fixed maturity securities comprised approximately 89% and 88%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2025 and 2024, $4.9 million and $9.4 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2025			December 31, 2024
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$261,858	$247,062	17%	$295,791	$270,009	19%
AA	319,545	296,261	21	321,502	285,980	20
A	266,064	261,977	18	187,262	181,984	13
BBB	641,660	612,782	42	707,754	651,579	46
Below investment grade	30,177	27,798	2	33,228	31,078	2
Total fixed maturities	$1,519,304	$1,445,880	100%	$1,545,537	$1,420,630	100%

As of December 31, 2025 and 2024, approximately 76% and 74% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities, respectively. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2025 and 2024.

RiverSource Life Insurance Co. of New York

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2025
	Less than 12 Months			12 Months or More			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	17	$62,861	$(4,605)	133	$497,497	$(50,558)	150	$560,358	$(55,163)
Residential mortgage backed securities	1	297	(1)	56	204,887	(30,119)	57	205,184	(30,120)
Commercial mortgage backed securities	—	—	—	69	209,765	(14,854)	69	209,765	(14,854)
State and municipal obligations	2	1,280	(34)	6	4,319	(281)	8	5,599	(315)
Asset backed securities	—	—	—	8	16,368	(701)	8	16,368	(701)
Total	20	$64,438	$(4,640)	272	$932,836	$(96,513)	292	$997,274	$(101,153)

	December 31, 2024
	Less than 12 Months			12 Months or More			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	45	$160,846	$(7,630)	151	$515,598	$(67,968)	196	$676,444	$(75,598)
Residential mortgage backed securities	2	2,242	(94)	56	215,835	(40,417)	58	218,077	(40,511)
Commercial mortgage backed securities	—	—	—	86	257,829	(25,417)	86	257,829	(25,417)
State and municipal obligations	5	3,860	(63)	9	6,372	(383)	14	10,232	(446)
Asset backed securities	—	—	—	9	18,493	(1,359)	9	18,493	(1,359)
Total	52	$166,948	$(7,787)	311	$1,014,127	$(135,544)	363	$1,181,075	$(143,331)

As part of the Company’s ongoing monitoring process, management determined that the decrease in total gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2025 is primarily attributable to interest rate movements and tightening of credit spreads. As of December 31, 2025, the Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2025 and 2024, approximately 92% and 93%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2023	$572
Additions for which credit losses were not previously recorded	365
Reductions for securities sold during the period (realized)	(458)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(114)
Balance at December 31, 2023	365
Reductions for securities sold during the period (realized)	(389)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	24
Balance at December 31, 2024	—
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—
Balance at December 31, 2025	$—

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Gross realized investment gains	$757	$403	$93
Gross realized investment losses	(2,392)	(1,317)	(524)
Credit reversals (losses)	—	365	207
Total	$(1,635)	$(549)	$(224)

RiverSource Life Insurance Co. of New York

For the year ended December 31, 2024, net credit reversals primarily related to the sale of a previously impaired corporate debt security in the communications industry. For the year ended December 31, 2023, net credit reversals primarily related to the reversal of a previously recorded allowance for credit losses due to the sale of a corporate debt security in the communications industry partially offset by recording an allowance for credit losses of another corporate debt security in the communications industry.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2025 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$37,063	$36,883
Due after one year through five years	136,629	131,741
Due after five years through 10 years	218,565	204,045
Due after 10 years	591,670	582,180
	983,927	954,849
Residential mortgage backed securities	284,339	255,025
Commercial mortgage backed securities	232,459	217,662
Asset backed securities	18,579	18,344
Total	$1,519,304	$1,445,880

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Available-for-Sale securities	$64,083	$65,545	$66,737
Mortgage loans	5,087	5,649	6,080
Other investments	12,130	13,094	13,384
	81,300	84,288	86,201
Less: investment expenses	1,423	1,471	1,616
Total	$79,877	$82,817	$84,585

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Fixed maturities	$(1,635)	$(549)	$(224)
Mortgage loans	108	130	411
Total	$(1,527)	$(419)	$187

6. FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at January 1, 2023	$965
Provisions	(411)
Balance at December 31, 2023	554
Provisions	(130)
Balance at December 31, 2024	424
Provisions	(108)
Balance at December 31, 2025	$316

As of December 31, 2025 and 2024, accrued interest on mortgage loans was $387 thousand and $432 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

RiverSource Life Insurance Co. of New York

Credit Quality Information

There were no nonperforming loans as of both December 31, 2025 and 2024.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. There were no mortgage loans which management has assigned its highest risk rating as of both December 31, 2025 and 2024. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no mortgage loans past due as of both December 31, 2025 and 2024.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2025
(in thousands)	2025	2024	2023	2022	2021	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	—	—	—	—
60% – 80%	—	2,932	—	5,144	—	7,137	15,213
40% – 60%	—	—	—	2,620	2,333	18,603	23,556
<40%	—	—	1,306	—	2,777	74,239	78,322
Total	$—	$2,932	$1,306	$7,764	$5,110	$99,979	$117,091

	December 31, 2024
(in thousands)	2024	2023	2022	2021	2020	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	—	—	—	—
60% – 80%	2,987	—	4,111	—	5,418	5,108	17,624
40% – 60%	—	—	2,755	2,384	6,366	28,864	40,369
<40%	—	1,414	1,100	2,881	8,324	59,538	73,257
Total	$2,987	$1,414	$7,966	$5,265	$20,108	$93,510	$131,250

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2025	2024	2025	2024
East North Central	$9,864	$10,463	8%	8%
East South Central	4,121	4,520	4	3
Middle Atlantic	14,388	15,236	12	12
Mountain	11,335	15,563	10	12
New England	3,233	3,382	3	3
Pacific	36,974	41,816	32	32
South Atlantic	24,835	26,828	21	20
West North Central	7,442	8,202	6	6
West South Central	4,899	5,240	4	4
Total	$117,091	$131,250	100%	100%

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2025	2024	2025	2024
Apartments	$38,002	$42,598	32%	33%
Industrial	22,212	23,951	19	18
Mixed use	5,260	5,575	4	4
Office	11,255	16,088	10	12
Retail	32,613	34,710	28	27
Other	7,749	8,328	7	6
Total	$117,091	$131,250	100%	100%

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2025	$101,018	$2,102	$5,484	$29,889	$16,901
Capitalization of acquisition costs	3,068	—	19	3,366	184
Amortization	(8,574)	(403)	(412)	(2,482)	(1,253)
Balance at December 31, 2025	$95,512	$1,699	$5,091	$30,773	$15,832

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2025	$71	$577	$783	$4,871	$161,696
Capitalization of acquisition costs	—	92	(14)	192	6,907
Amortization	(8)	(40)	(61)	(587)	(13,820)
Balance at December 31, 2025	$63	$629	$708	$4,476	$154,783

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2024	$105,559	$2,569	$5,897	$28,611	$17,858
Capitalization of acquisition costs	4,264	—	23	3,693	355
Amortization	(8,805)	(467)	(436)	(2,415)	(1,312)
Balance at December 31, 2024	$101,018	$2,102	$5,484	$29,889	$16,901

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$79	$264	$807	$5,289	$166,933
Capitalization of acquisition costs	—	340	39	195	8,909
Amortization	(8)	(27)	(63)	(613)	(14,146)
Balance at December 31, 2024	$71	$577	$783	$4,871	$161,696

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in DSIC:

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2025	$5,366	$624	$5,990
Amortization	(540)	(119)	(659)
Balance at December 31, 2025	$4,826	$505	$5,331

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$5,950	$771	$6,721
Amortization	(584)	(147)	(731)
Balance at December 31, 2024	$5,366	$624	$5,990

8. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only, which are about 91% of the Company’s total in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2025 and 2024, traditional life and UL insurance policies in force were $11.2 billion, of which $7.8 billion and $7.9 billion as of December 31, 2025 and 2024, respectively, were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Direct premiums	$29,504	$37,884	$32,254
Reinsurance ceded	(10,791)	(10,749)	(10,841)
Net premiums	$18,713	$27,135	$21,413

Policy and contract charges are presented on the Statements of Income net of $12.4 million, $11.6 million and $11.0 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2025, 2024 and 2023, respectively.

The amount of claims recovered through reinsurance on all contracts was $25.4 million, $20.3 million and $22.6 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Reinsurance recoverables include approximately $152.1 million and $146.7 million related to LTC risk ceded to Genworth as of December 31, 2025 and 2024, respectively.

Policyholder account balances, future policy benefits and claims include $880 thousand and $981 thousand related to previously assumed reinsurance arrangements as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

9. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2025	2024
Policyholder account balances
Policyholder account balances	$1,201,148	$1,266,039
Future policy benefits
Reserve for future policy benefits	462,888	452,282
Deferred profit liability	8,603	8,412
Additional liabilities for insurance guarantees	105,216	93,655
Other insurance and annuity liabilities	10,561	14,399
Total future policy benefits	587,268	568,748
Policy claims and other policyholders’ funds	12,458	8,785
Total policyholder account balances, future policy benefits and claims	$1,800,874	$1,843,572

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB and GMIB provisions. See Note 2 and Note 11 for information regarding the Company’s variable annuity guarantees. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

RiverSource Life Insurance Co. of New York

The balances of and changes in policyholder account balances were as follows:

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2025	$222,195	$637,027	$25,773	$83,432
Contract deposits	2,224	5,905	3,702	8,127
Policy charges	(1,086)	(3)	—	(11,700)
Surrenders and other benefits	(28,039)	(75,896)	(5,648)	(3,570)
Net transfer from (to) separate account liabilities	(597)	—	—	—
Interest credited	6,814	24,301	798	2,738
Balance at December 31, 2025	$201,511	$591,334	$24,625	$79,027
Weighted-average crediting rate	3.3%	4.1%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$543,791
Cash surrender value(1)	$198,910	$591,002	N/A	$70,865

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$103,241	$170,458	$23,913	$1,266,039
Contract deposits	11,133	12,568	—	43,659
Policy charges	(6,120)	(8,754)	(2)	(27,665)
Surrenders and other benefits	(7,585)	(4,004)	(3,090)	(127,832)
Net transfer from (to) separate account liabilities	(2,541)	—	—	(3,138)
Interest credited	4,066	10,559	809	50,085
Balance at December 31, 2025	$102,194	$180,827	$21,630	$1,201,148
Weighted-average crediting rate	4.0%	3.0%	4.0%
Net amount at risk	$3,029,480	$881,499	$9,168
Cash surrender value(1)	$68,684	$160,202	$15,769

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2024	$251,056	$677,635	$25,052	$87,208
Contract deposits	5,145	6,120	6,530	8,859
Policy charges	(776)	(26)	—	(12,182)
Surrenders and other benefits	(36,893)	(72,274)	(6,642)	(3,427)
Net transfer from (to) separate account liabilities	(3,807)	—	—	—
Interest credited	7,470	25,572	833	2,974
Balance at December 31, 2024	$222,195	$637,027	$25,773	$83,432
Weighted-average crediting rate	3.2%	4.0%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$569,918
Cash surrender value(1)	$219,310	$636,172	N/A	$74,110

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$97,977	$159,277	$24,481	$1,322,686
Contract deposits	19,468	13,651	—	59,773
Policy charges	(6,339)	(8,412)	—	(27,735)
Surrenders and other benefits	(4,086)	(3,355)	(1,466)	(128,143)
Net transfer from (to) separate account liabilities	(7,702)	—	—	(11,509)
Interest credited	3,923	9,297	898	50,967
Balance at December 31, 2024	$103,241	$170,458	$23,913	$1,266,039
Weighted-average crediting rate	4.0%	2.3%	4.0%
Net amount at risk	$3,021,978	$917,731	$9,876
Cash surrender value(1)	$70,021	$147,686	$18,280

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

RiverSource Life Insurance Co. of New York

Refer to Note 11 for the net amount at risk for market risk benefits associated with variable annuities. Fixed and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2025 and 2024 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

	December 31, 2025
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$257	$5,177	$10,067	$5,011	$—	$20,512
	2% – 2.99%	4,337	—	—	—	—	4,337
	3% – 3.99%	90,452	—	—	—	—	90,452
	4% – 5.00%	81,371	—	—	—	—	81,371
	Total	$176,417	$5,177	$10,067	$5,011	$—	$196,672
Fixed annuities	1% – 1.99%	$5	$9,760	$8,292	$7,924	$3,641	$29,622
	2% – 2.99%	300	291	14	—	—	605
	3% – 3.99%	241,445	27	—	—	—	241,472
	4% – 5.00%	319,451	—	—	—	—	319,451
	Total	$561,201	$10,078	$8,306	$7,924	$3,641	$591,150
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,309	205	849	153	55	4,571
	3% – 3.99%	43,971	43	279	750	—	45,043
	4% – 5.00%	27,068	179	10	—	—	27,257
	Total	$74,348	$427	$1,138	$903	$55	$76,871
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$—	$223	$102	$1,943	$2,268
	2% – 2.99%	58	786	288	31	744	1,907
	3% – 3.99%	5,084	27	155	772	—	6,038
	4% – 5.00%	39,149	905	—	—	—	40,054
	Total	$44,291	$1,718	$666	$905	$2,687	$50,267
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$—	$—	$202	$202
	2% – 2.99%	—	—	—	10,898	—	10,898
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$—	$—	$—	$10,898	$202	$11,100
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	15,690	—	—	—	—	15,690
	Total	$15,690	$—	$—	$—	$—	$15,690
Total	1% – 1.99%	$262	$14,937	$18,582	$13,037	$5,786	$52,604
	2% – 2.99%	8,004	1,282	1,151	11,082	799	22,318
	3% – 3.99%	380,952	97	434	1,522	—	383,005
	4% – 5.00%	482,729	1,084	10	—	—	483,823
	Total	$871,947	$17,400	$20,177	$25,641	$6,585	$941,750
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

	December 31, 2024
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$2,059	$9,655	$7,152	$5,074	$126	$24,066
	2% – 2.99%	4,904	—	—	—	—	4,904
	3% – 3.99%	102,364	67	—	—	—	102,431
	4% – 5.00%	85,029	—	—	—	—	85,029
	Total	$194,356	$9,722	$7,152	$5,074	$126	$216,430
Fixed annuities	1% – 1.99%	$6,132	$12,131	$13,918	$6,307	$3,114	$41,602
	2% – 2.99%	572	105	13	—	—	690
	3% – 3.99%	267,561	148	—	—	—	267,709
	4% – 5.00%	326,709	—	—	—	—	326,709
	Total	$600,974	$12,384	$13,931	$6,307	$3,114	$636,710
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,389	148	743	7	44	4,331
	3% – 3.99%	45,770	45	254	659	—	46,728
	4% – 5.00%	29,958	179	11	—	—	30,148
	Total	$79,117	$372	$1,008	$666	$44	$81,207
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$—	$244	$104	$1,667	$2,015
	2% – 2.99%	376	803	—	33	452	1,664
	3% – 3.99%	5,637	32	93	692	—	6,454
	4% – 5.00%	42,983	564	—	—	—	43,547
	Total	$48,996	$1,399	$337	$829	$2,119	$53,680
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$376	$128	$—	$504
	2% – 2.99%	—	9,783	—	—	—	9,783
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$—	$9,783	$376	$128	$—	$10,287
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	18,207	—	—	—	—	18,207
	Total	$18,207	$—	$—	$—	$—	$18,207
Total	1% – 1.99%	$8,191	$21,786	$21,690	$11,613	$4,907	$68,187
	2% – 2.99%	9,241	10,839	756	40	496	21,372
	3% – 3.99%	421,332	292	347	1,351	—	423,322
	4% – 5.00%	502,886	743	11	—	—	503,640
	Total	$941,650	$33,660	$22,804	$13,004	$5,403	$1,016,521
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2025	$—	$35,346	$4,941	$48,273	$88,560
Beginning balance at original discount rate	—	38,026	5,185	48,223	91,434
Effect of changes in cash flow assumptions	—	2,380	(990)	(1,877)	(487)
Effect of actual variances from expected experience	—	(2,150)	(466)	2,508	(108)
Adjusted beginning of year balance	$—	$38,256	$3,729	$48,854	$90,839
Issuances	6,925	3,684	625	—	11,234
Interest accrual	23	1,867	224	2,430	4,544
Net premiums collected	(6,948)	(3,566)	(422)	(5,331)	(16,267)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$40,241	$4,156	$45,953	$90,350
Effect of changes in discount rate assumptions	—	(1,734)	(60)	1,283	(511)
Balance at December 31, 2025	$—	$38,507	$4,096	$47,236	$89,839

Present Value of Future Policy Benefits:
Balance at January 1, 2025	$67,569	$73,570	$30,612	$369,035	$540,786
Beginning balance at original discount rate	71,941	76,041	29,825	373,901	551,708
Effect of changes in cash flow assumptions	(67)	1,374	(1,550)	(1,077)	(1,320)
Effect of actual variances from expected experience	(169)	(3,773)	(651)	6,205	1,612
Adjusted beginning of year balance	$71,705	$73,642	$27,624	$379,029	$552,000
Issuances	6,925	3,655	626	—	11,206
Interest accrual	3,227	4,139	1,745	19,493	28,604
Benefit payments	(9,632)	(3,971)	(2,597)	(26,977)	(43,177)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$72,225	$77,465	$27,398	$371,545	$548,633
Effect of changes in discount rate assumptions	(2,178)	(821)	1,500	5,473	3,974
Balance at December 31, 2025	$70,047	$76,644	$28,898	$377,018	$552,607
Adjustment due to reserve flooring	$—	$120	$—	$—	$120

Net liability for future policy benefits	$70,047	$38,257	$24,802	$329,782	$462,888
Less: reinsurance recoverable	—	27,925	656	151,580	180,161
Net liability for future policy benefits, after reinsurance recoverable	$70,047	$10,332	$24,146	$178,202	$282,727
Discounted expected future gross premiums	$—	$100,961	$42,652	$53,924	$197,537
Expected future gross premiums	$—	$163,067	$59,642	$71,659	$294,368
Expected future benefit payments	$102,492	$129,035	$44,830	$609,740	$886,097
Weighted average interest accretion rate	4.5%	6.2%	6.5%	5.2%
Weighted average discount rate	5.0%	5.4%	5.2%	5.3%
Weighted average duration of liability (in years)	6	7	6	8

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products

Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$34,522	$7,836	$48,489	$90,847
Beginning balance at original discount rate	—	35,649	7,720	47,397	90,766
Effect of changes in cash flow assumptions	—	3,237	(1,939)	4,830	6,128
Effect of actual variances from expected experience	—	(2,229)	(837)	(409)	(3,475)
Adjusted beginning of year balance	$—	$36,657	$4,944	$51,818	$93,419
Issuances	13,729	3,071	553	—	17,353
Interest accrual	53	1,788	309	2,512	4,662
Net premiums collected	(13,782)	(3,490)	(621)	(6,107)	(24,000)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$38,026	$5,185	$48,223	$91,434
Effect of changes in discount rate assumptions	—	(2,680)	(244)	50	(2,874)
Balance at December 31, 2024	$—	$35,346	$4,941	$48,273	$88,560

Present Value of Future Policy Benefits:
Balance at January 1, 2024	$64,261	$74,238	$37,113	$395,386	$570,998
Beginning balance at original discount rate	67,270	73,159	34,643	383,284	558,356
Effect of changes in cash flow assumptions	(1,352)	3,921	(3,096)	(1,924)	(2,451)
Effect of actual variances from expected experience	(1,387)	(2,563)	(1,481)	(2,519)	(7,950)
Adjusted beginning of year balance	$64,531	$74,517	$30,066	$378,841	$547,955
Issuances	13,729	3,061	552	—	17,342
Interest accrual	3,152	4,132	1,916	19,949	29,149
Benefit payments	(9,471)	(5,669)	(2,709)	(24,889)	(42,738)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$71,941	$76,041	$29,825	$373,901	$551,708
Effect of changes in discount rate assumptions	(4,372)	(2,471)	787	(4,866)	(10,922)
Balance at December 31, 2024	$67,569	$73,570	$30,612	$369,035	$540,786

Adjustment due to reserve flooring	$—	$56	$—	$—	$56

Net liability for future policy benefits	$67,569	$38,280	$25,671	$320,762	$452,282
Less: reinsurance recoverable	—	27,679	718	146,132	174,529
Net liability for future policy benefits, after reinsurance recoverable	$67,569	$10,601	$24,953	$174,630	$277,753
Discounted expected future gross premiums	$—	$82,293	$43,468	$57,490	$183,251
Expected future gross premiums	$—	$136,563	$62,172	$79,143	$277,878
Expected future benefit payments	$101,241	$126,924	$49,284	$626,799	$904,248

Weighted average interest accretion rate	4.5%	6.2%	6.5%	5.4%
Weighted average discount rate	5.4%	5.7%	5.6%	5.6%

Weighted average duration of liability (in years)	6	6	7	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2025 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates offset by updates to LTC mortality assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increases and decreased disability income insurance claim incidence rates.

RiverSource Life Insurance Co. of New York

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$88,098	$5,557	$—	$93,655
Interest accrual	2,807	400	23	3,230
Benefit accrual	9,336	560	183	10,079
Benefit payments	(4,657)	(691)	(474)	(5,822)
Effect of actual variances from expected experience	2,026	105	420	2,551
Impact of change in net unrealized (gains) losses on securities	1,185	47	291	1,523
Balance at December 31, 2025	$98,795	$5,978	$443	$105,216
Weighted average interest accretion rate	2.9%	6.8%	3.7%
Weighted average discount rate	3.1%	7.1%	4.0%
Weighted average duration of reserves (in years)	9	8	7

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$80,639	$5,509	$217	$86,365
Interest accrual	2,550	379	22	2,951
Benefit accrual	9,648	424	241	10,313
Benefit payments	(3,541)	(352)	(231)	(4,124)
Effect of actual variances from expected experience	(91)	(352)	(65)	(508)
Impact of change in net unrealized (gains) losses on securities	(1,107)	(51)	(184)	(1,342)
Balance at December 31, 2024	$88,098	$5,557	$—	$93,655
Weighted average interest accretion rate	3.0%	6.7%	3.9%
Weighted average discount rate	3.2%	7.0%	4.1%
Weighted average duration of reserves (in years)	9	7	7

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2025		2024
(in thousands)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$7,284	$3,204	$15,122	$3,099
Term and whole life insurance	9,569	2,272	9,366	2,344
Disability income insurance	6,126	1,521	6,354	1,607
Long term care insurance	6,525	17,063	7,042	17,437
Total	$29,504	$24,060	$37,884	$24,487

The following tables summarize the balances of and changes in unearned revenue:

(in thousands)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2025	$97	$11,564	$22,279	$33,940
Deferral of revenue	11	3,842	3,681	7,534
Amortization	(13)	(963)	(1,830)	(2,806)
Balance at December 31, 2025	$95	$14,443	$24,130	$38,668
Balance at January 1, 2024	$98	$9,038	$20,154	$29,290
Deferral of revenue	12	3,285	3,780	7,077
Amortization	(13)	(759)	(1,655)	(2,427)
Balance at December 31, 2024	$97	$11,564	$22,279	$33,940

RiverSource Life Insurance Co. of New York

10. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2025	$4,083,723	$551,133	$4,634,856
Premiums and deposits	86,438	27,776	114,214
Policy charges	(77,675)	(20,341)	(98,016)
Surrenders and other benefits	(468,025)	(20,406)	(488,431)
Investment return	520,921	82,706	603,627
Net transfer from (to) general account	545	469	1,014
Other charges	(64)	(1)	(65)
Balance at December 31, 2025	$4,145,863	$621,336	$4,767,199
Cash surrender value	$4,063,004	$587,451	$4,650,455

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$4,018,325	$496,999	$4,515,324
Premiums and deposits	112,608	28,088	140,696
Policy charges	(80,105)	(19,541)	(99,646)
Surrenders and other benefits	(424,604)	(24,446)	(449,050)
Investment return	454,577	68,658	523,235
Net transfer from (to) general account	2,982	1,377	4,359
Other charges	(60)	(2)	(62)
Balance at December 31, 2024	$4,083,723	$551,133	$4,634,856
Cash surrender value	$3,989,419	$521,592	$4,511,011

11. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table summarizes the balances of and changes in market risk benefits:

	Years Ended December 31,
(in thousands, except age)	2025	2024	2023
Balance at beginning of period	$(120,605)	$(47,475)	$4,137
Issuances	—	—	3
Interest accrual and time decay	(10,735)	(9,164)	(8,114)
Reserve increase from attributed fees collected	41,880	43,501	43,343
Reserve release for benefit payments and derecognition	(145)	(297)	(1,878)
Effect of changes in interest rates and bond markets	(4,912)	(53,866)	(19,266)
Effect of changes in equity markets and subaccount performance	(49,488)	(64,842)	(69,222)
Effect of changes in equity index volatility	5,092	3,339	(4,254)
Actual policyholder behavior different from expected behavior	2,147	1,653	(2,579)
Effect of changes in future expected assumptions	4,570	3,793	6,621
Effect of changes in the instrument-specific credit risk on market risk benefits	(1,421)	2,753	3,734
Balance at end of period	$(133,617)	$(120,605)	$(47,475)
Reconciliation of the gross balances in an asset or liability position:
Asset position	$155,104	$147,075	$94,641
Liability position	(21,487)	(26,470)	(47,166)
Net asset (liability) position	$133,617	$120,605	$47,475
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$5,595	$19,210	$58,245
Living benefits	$23,729	$38,955	$54,321
Composite (greater of)	$29,119	$55,956	$107,200

Weighted average attained age of contractholders	68	68	67

Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(59,507)	$(118,760)	$(96,583)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$(1,226)	$2,866	$3,742

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2025
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(133,617)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.9%
			Surrender rate(2)	0.5%	–	53.4%	4.3%
			Market volatility(3)	0.0%	–	24.9%	11.2%
			Nonperformance risk(4)	65 bps			65 bps
			Mortality rate(5)	0.0%	–	39.2%	2.0%

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(120,605)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.6%
			Surrender rate(2)	0.4%	–	39.4%	3.9%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65 bps
			Mortality rate(5)	0.0%	–	37.4%	1.8%

RiverSource Life Insurance Co. of New York

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2025 and 2024, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2025

•	Updates to surrender assumptions resulted in a decrease to pretax income of $3.3 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $678 thousand.

Year ended December 31, 2024

•	Updates to surrender assumptions resulted in a decrease to pretax income of $2.3 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $994 thousand.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

12. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$870,864	$10,860	$881,724
Residential mortgage backed securities	—	255,025	—	255,025
Commercial mortgage backed securities	—	217,662	—	217,662
State and municipal obligations	—	72,283	—	72,283
Asset backed securities	—	18,344	—	18,344
Foreign government bonds and obligations	—	619	—	619
U.S. government and agency obligations	223	—	—	223
Total Available-for-Sale securities	223	1,434,797	10,860	1,445,880
Cash equivalents	—	120,449	—	120,449
Market risk benefits	—	—	155,104	155,104	(1)
Other assets:
Interest rate derivative contracts	204	1,516	—	1,720
Equity derivative contracts	3,323	81,434	—	84,757
Foreign exchange derivative contracts	50	—	—	50
Total other assets	3,577	82,950	—	86,527
Separate account assets at net asset value (“NAV”)				4,767,199	(2)
Total assets at fair value	$3,800	$1,638,196	$165,964	$6,575,159

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$61,894	$61,894
Total policyholder account balances, future policy benefits and claims	—	—	61,894	61,894	(3)
Market risk benefits	—	—	21,487	21,487	(1)
Other liabilities:
Interest rate derivative contracts	—	1,858	—	1,858
Equity derivative contracts	182	52,228	—	52,410
Total other liabilities	182	54,086	—	54,268
Total liabilities at fair value	$182	$54,086	$83,381	$137,649

RiverSource Life Insurance Co. of New York

	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$826,806	$14,589	$841,395
Residential mortgage backed securities	—	224,106	—	224,106
Commercial mortgage backed securities	—	257,829	—	257,829
State and municipal obligations	—	73,007	—	73,007
Asset backed securities	—	23,490	—	23,490
Foreign government bonds and obligations	—	585	—	585
U.S. government and agency obligations	218	—	—	218
Total Available-for-Sale securities	218	1,405,823	14,589	1,420,630
Cash equivalents	—	145,762	—	145,762
Market risk benefits	—	—	147,075	147,075	(1)
Other assets:
Interest rate derivative contracts	79	1,712	—	1,791
Equity derivative contracts	2,011	115,824	—	117,835
Foreign exchange derivative contracts	189	426	—	615
Total other assets	2,279	117,962	—	120,241
Separate account assets at NAV				4,634,856	(2)
Total assets at fair value	$2,497	$1,669,547	$161,664	$6,468,564

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$59,724	$59,724
Total policyholder account balances, future policy benefits and claims	—	—	59,724	59,724	(3)
Market risk benefits	—	—	26,470	26,470	(1)
Other liabilities:
Interest rate derivative contracts	—	2,229	—	2,229
Equity derivative contracts	202	45,911	—	46,113
Total other liabilities	202	48,140	—	48,342
Total liabilities at fair value	$202	$48,140	$86,194	$134,536

(1)

See Note 11 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $6.5 million cumulative decrease to the embedded derivatives as of both December 31, 2025 and 2024.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2025	$14,589		$(59,724)
Total gains (losses) included in:
Net income	(60	)(1)	(12,945	)(2)
Other comprehensive income (loss)	379		—
Issues	—		1,765
Settlements	(4,048)		9,010
Balance at December 31, 2025	$10,860		$(61,894)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2025	$(60	)(1)	$(12,945	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2025	$346		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2024	$23,276		$(50,529)
Total gains (losses) included in:
Net income	(58	)(1)	(17,910	)(2)
Other comprehensive income (loss)	410		—
Issues	—		(257)
Settlements	(9,039)		8,972
Balance at December 31, 2024	$14,589		$(59,724)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2024	$(58	)(1)	$(17,910	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2024	$249		$—

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2023	$29,372		$(42,382)
Total gains (losses) included in:
Net income	(68	)(1)	(13,670	)(2)
Other comprehensive income (loss)	585		—
Purchases	419		—
Issues	—		(2,453)
Settlements	(7,032)		7,976
Balance at December 31, 2023	$23,276		$(50,529)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2023	$(68	)(1)	$(13,670	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2023	$511		$—

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(1.1) million, $(454) thousand and $20 thousand, net of the reinsurance accrual, for the years ended December 31, 2025, 2024 and 2023, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2025
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$10,836	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.9%	–	1.4%	1.1%
IUL embedded derivatives	$61,894	Discounted cash flow	Nonperformance risk(2)	65 bps			65 bps

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$14,560	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.6%	1.3%
IUL embedded derivatives	$59,724	Discounted cash flow	Nonperformance risk(2)	65 bps			65 bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the U.S. Treasury curve.

RiverSource Life Insurance Co. of New York

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2025 and 2024. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

RiverSource Life Insurance Co. of New York

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption, IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2025 and 2024. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2025 and 2024, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2025
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$116,775	$—	$—	$111,667	$111,667
Policy loans	62,715	—	62,715	—	62,715

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$618,385	$—	$—	$572,904	$572,904
Separate account liabilities — investment contracts	3,163	—	3,163	—	3,163

	December 31, 2024
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$130,826	$—	$—	$120,595	$120,595
Policy loans	60,538	—	60,538	—	60,538

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$665,141	$—	$—	$636,395	$636,395
Separate account liabilities — investment contracts	3,358	—	3,358	—	3,358

See Note 6 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 9 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

13. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

RiverSource Life Insurance Co. of New York

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $21.9 million, $22.6 million and $23.0 million for the years ended December 31, 2025, 2024 and 2023, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal and various state income tax returns of Ameriprise Financial. The net amount due from Ameriprise Financial for income taxes was $1.6 million and $1.3 million as of December 31, 2025 and 2024, respectively, which is reflected in Other assets.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% and an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department’s non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

Dividends or Distributions

During each of the years ended December 31, 2025, 2024 and 2023, the Company paid cash dividends or distributions of $50 million to RiverSource Life. For dividends or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2025 and 2024, application of these New York prescribed practices which deviate from the NAIC requirements resulted in an increase of $11.7 million and a decrease of $469 thousand to the Company’s net income, respectively, and a decrease to the Company’s statutory surplus of $64.8 million and $76.5 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of: (i) 10% of statutory surplus as of the immediately preceding year end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $83.4 million, $83.8 million and $66.6 million for the years ended December 31, 2025, 2024 and 2023, respectively.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Net Income
Net income, per accompanying GAAP financial statements	$56,068	$73,394	$46,567
Net income (loss), SAP basis(1)	86,956	(17,477)	60,310
Difference	$(30,888)	$90,871	$(13,743)

	December 31,
(in thousands)	2025	2024
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$471,859	$430,881
Capital and surplus, SAP basis(2)	215,821	218,309
Difference	$256,038	$212,572

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $106.9 million and $109.4 million as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, bonds carried at $221 thousand and $217 thousand, respectively, were on deposit with the State of New York as required by law.

15. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$82,244	$—	$82,244	$(44,305)	$(25,954)	$(11,812)	$173
OTC cleared	706	—	706	(706)	—	—	—
Exchange-traded	3,577	—	3,577	(182)	—	—	3,395
Total	$86,527	$—	$86,527	$(45,193)	$(25,954)	$(11,812)	$3,568

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$117,297	$—	$117,297	$(37,596)	$(73,188)	$(6,475)	$38
OTC cleared	665	—	665	(665)	—	—	—
Exchange-traded	2,279	—	2,279	(202)	—	—	2,077
Total	$120,241	$—	$120,241	$(38,463)	$(73,188)	$(6,475)	$2,115

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$52,656	$—	$52,656	$(44,305)	$—	$(8,349)	$2
OTC cleared	1,430	—	1,430	(706)	—	—	724
Exchange-traded	182	—	182	(182)	—	—	—
Total	$54,268	$—	$54,268	$(45,193)	$—	$(8,349)	$726

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$46,836	$—	$46,836	$(37,596)	$—	$(9,240)	$—
OTC cleared	1,304	—	1,304	(665)	—	—	639
Exchange-traded	202	—	202	(202)	—	—	—
Total	$48,342	$—	$48,342	$(38,463)	$—	$(9,240)	$639

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2025			December 31, 2024
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,299,300	$1,720	$1,858	$1,822,300	$1,791	$2,229
Equity contracts	1,372,051	84,757	52,410	1,551,292	117,835	46,113
Foreign exchange contracts	60,361	50	—	88,905	615	—
Total non-designated hedges	3,731,712	86,527	54,268	3,462,497	120,241	48,342
Embedded derivatives
IUL	N/A	—	61,894	N/A	—	59,724
Total embedded derivatives	N/A	—	61,894	N/A	—	59,724
Total derivatives	$3,731,712	$86,527	$116,162	$3,462,497	$120,241	$108,066

N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2025 and 2024, investment securities with a fair value of $98.4 million and $88.8 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $9.0 million and $10.6 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2025 and 2024, investment securities with a fair value of $12.9 million and $7.0 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $12.9 million and $7.0 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2025 and 2024, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2025 and 2024, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2025
Interest rate contracts	$—	$(11,823)
Equity contracts	5,526	(46,663)
Foreign exchange contracts	—	(3,623)
IUL embedded derivatives	(3,935)	—
Total gain (loss)	$1,591	$(62,109)
Year Ended December 31, 2024
Interest rate contracts	$—	$(56,025)
Equity contracts	3,916	(56,970)
Foreign exchange contracts	—	6,163
Credit contracts	—	4,105
IUL embedded derivatives	(8,938)	—
Total gain (loss)	$(5,022)	$(102,727)
Year Ended December 31, 2023
Interest rate contracts	$—	$(23,725)
Equity contracts	4,569	(77,123)
Foreign exchange contracts	—	402
Credit contracts	—	(19)
IUL embedded derivatives	(5,694)	—
Total gain (loss)	$(1,125)	$(100,465)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make for these options as of December 31, 2025:

(in thousands)	Premiums Payable
2026	$23,700
2027	—
2028	—
2029	13,830
2030	21,870
Total	$59,400

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of IUL product obligations is considered an embedded derivative, which is bifurcated from the host contract for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 11, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2025 and 2024, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $8.3 million and $9.1 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2025 and 2024 was $8.3 million and $9.1 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2025 and 2024 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil as of both December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

17. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2025
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$49,848	$(10,468)	$39,380
Reclassification of net (gains) losses on securities included in net income(2)	1,635	(343)	1,292
Impact of benefit reserves and reinsurance recoverables	(1,003)	211	(792)
Net unrealized gains (losses) on securities	50,480	(10,600)	39,880
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,711)	1,619	(6,092)
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	1,421	(299)	1,122
Total other comprehensive income (loss)	$44,190	$(9,280)	$34,910

	Year Ended December 31, 2024
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(31,130)	$6,537	$(24,593)
Reclassification of net (gains) losses on securities included in net income(2)	549	(115)	434
Impact of benefit reserves and reinsurance recoverables	612	(129)	483
Net unrealized gains (losses) on securities	(29,969)	6,293	(23,676)
Effect of changes in discount rate assumptions on certain long-duration contracts	11,697	(2,456)	9,241
Effect of changes in instrument-specific credit risk on MRBs	(2,753)	578	(2,175)
Total other comprehensive income (loss)	$(21,025)	$4,415	$(16,610)

	Year Ended December 31, 2023
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$54,710	$(11,489)	$43,221
Reclassification of net (gains) losses on securities included in net income(2)	224	(47)	177
Impact of benefit reserves and reinsurance recoverables	(2,181)	458	(1,723)
Net unrealized gains (losses) on securities	52,753	(11,078)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,753)	1,628	(6,125)
Effect of changes in instrument-specific credit risk on MRBs	(3,734)	784	(2,950)
Total other comprehensive income (loss)	$41,266	$(8,666)	$32,600

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in thousands)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Total
Balance at January 1, 2023	$(123,429)	$144	$725	$(122,560)
OCI before reclassifications	41,498	(6,125)	(2,950)	32,423
Amounts reclassified from AOCI	177	—	—	177
Total OCI	41,675	(6,125)	(2,950)	32,600
Balance at December 31, 2023	(81,754)	(5,981)	(2,225)	(89,960)
OCI before reclassifications	(24,110)	9,241	(2,175)	(17,044)
Amounts reclassified from AOCI	434	—	—	434
Total OCI	(23,676)	9,241	(2,175)	(16,610)
Balance at December 31, 2024	(105,430)	3,260	(4,400)	(106,570)
OCI before reclassifications	38,588	(6,092)	1,122	33,618
Amounts reclassified from AOCI	1,292	—	—	1,292
Total OCI	39,880	(6,092)	1,122	34,910
Balance at December 31, 2025	$(65,550)	$(2,832)	$(3,278)	$(71,660)

18. INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Current income tax
Federal	$(2,889)	$566	$9,247
State and local	36	117	(173)
Total current income tax	(2,853)	683	9,074
Deferred federal income tax	13,955	14,880	(1,519)
Total income tax provision	$11,102	$15,563	$7,555

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2025		2024		2023
(in thousands, except percentages)	Amount	Percentage	Amount	Percentage	Amount	Percentage
U.S. federal statutory tax rate	$14,106	21.0%	$18,681	21.0%	$11,366	21.0%
State and local income taxes, net of federal income tax effect(1)	28	—	93	0.1	(137)	(0.3)
Tax credits:
Foreign tax credits, net of addback	(1,429)	(2.1)	(1,219)	(1.4)	(1,576)	(2.9)
Nontaxable or nondeductible items:
Dividends received deduction	(1,773)	(2.6)	(1,857)	(2.1)	(1,848)	(3.4)
Other	75	0.1	(6)	—	109	0.2
Changes in unrecognized tax benefits	—	—	—	—	(309)	(0.6)
Other adjustments	95	0.1	(129)	(0.1)	(50)	—
Effective tax rate	$11,102	16.5%	$15,563	17.5%	$7,555	14.0%

(1)	State taxes in Illinois made up the majority (greater than 50 percent) of the tax effect in this category for 2025, 2024 and 2023.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2025 and 2024. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2025	2024
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$34,864	$50,126
Investments including net unrealized on Available-for-Sale securities	15,911	25,863
Other	358	262
Gross deferred income tax assets	51,133	76,251
Deferred income tax liabilities
Deferred acquisition costs	20,036	21,873
Other	1,226	1,272
Gross deferred income tax liabilities	21,262	23,145
Net deferred income tax assets	$29,871	$53,106

Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company’s results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of the deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of both December 31, 2025 and 2024.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2025	2024	2023
Balance at January 1	$—	$—	$320
Additions for tax positions related to the current year	—	—	6
Reductions for tax positions related to the current year	—	—	(6)
Additions for tax positions of prior years	—	—	324
Reductions for tax positions of prior years	—	—	(644)
Balance at December 31	$—	$—	$—

For all open tax years and all major taxing jurisdictions, management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company did not recognize interest and penalties for the years ended December 31, 2025 and 2024, and recognized a net decrease of $90 thousand in interest and penalties for the year ended December 31, 2023. As of both December 31, 2025 and 2024, the Company did not have a payable related to accrued interest and penalties.

The Company files its federal income tax return as part of the consolidated income tax return of Ameriprise Financial in the U.S. federal jurisdiction. The Company files as a separate entity and as part of unitary or combined returns with Ameriprise Financial and other affiliates in various state jurisdictions. The federal statutes of limitations are closed on years through 2018, except for two issues for 2016 which were claimed on an amended return. During the second quarter of 2025, the Internal Revenue Service (“IRS”) finalized the audit of Ameriprise Financial’s U.S. income tax returns for tax years 2019 and 2020, except for one issue for 2020, which remains open. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2021 through 2023. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2018 through 2023.

The legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was enacted on July 4, 2025. The corporate tax law changes resulting from the OBBBA did not have an impact to the Company’s financial statements for the year ended December 31, 2025 and, based on current guidance, the Company does not expect to record any material impacts in the future.

Income taxes paid (received) were as follows:

(in thousands)	2025	2024	2023
Income taxes paid (received), net	$(2,612)	$2,435	$12,777
Federal	(2,729)	2,608	12,854
State and local	117	(173)	(77)
Illinois	*	(132)	*
Other state and local	*	(41)	*

*	The amount of income taxes paid during the year is below the required 5% disaggregation threshold.

RiverSource Life Insurance Co. of New York

19. COMMITMENTS AND CONTINGENCIES

Commitments

As of both December 31, 2025 and 2024, the Company had no funding commitments related to mortgage loans.

Contingencies

The Company and its affiliates are involved, in the normal course of business, in legal proceedings, which include regulatory inquiries, arbitration and litigation (including class actions), concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or has been subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates are cooperating with the applicable regulators. The Company and its affiliates typically have numerous pending matters that include information requests, exams, inquiries or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; recordkeeping requirements; and transaction monitoring systems and controls.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2025 and 2024, the Company had no accrual established for estimated future guaranty fund assessments.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
ANN9121_12_E01_(05/26)
RiverSource Distributors, Inc. (Distributor), Member FINRA.
Issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Affiliated with Ameriprise Financial Services, LLC.
© 2008-2026 RiverSource Life Insurance Company. All rights reserved.